Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	15,203,616	5,661,066
	Air Products and Chemicals Inc.	6,919,469	1,960,978
	Freeport-McMoRan Inc.	44,645,270	1,664,822
	Ecolab Inc.	7,992,834	1,353,986
	Nucor Corp.	7,753,903	1,212,323
	Dow Inc.	21,871,615	1,127,701
	Fastenal Co.	17,787,148	971,890
	Newmont Corp.	24,756,594	914,756
	LyondellBasell Industries NV Class A	8,068,775	764,113
[1]	Albemarle Corp.	3,658,137	622,030
	International Flavors & Fragrances Inc.	7,963,757	542,889
	Steel Dynamics Inc.	4,905,277	525,944
	CF Industries Holdings Inc.	6,002,721	514,673
	Reliance Steel & Aluminum Co.	1,820,372	477,356
	Avery Dennison Corp.	2,503,432	457,302
	Celanese Corp. Class A	3,216,194	403,697
	International Paper Co.	10,755,734	381,506
	Mosaic Co.	10,370,879	369,203
	Eastman Chemical Co.	3,707,712	284,456
	FMC Corp.	3,888,407	260,407
*	Cleveland-Cliffs Inc.	15,792,580	246,838
	Royal Gold Inc.	2,052,427	218,235
*	RBC Bearings Inc.	908,750	212,766
	United States Steel Corp.	6,208,319	201,646
	Olin Corp.	3,915,484	195,696
	UFP Industries Inc.	1,829,636	187,355
	Commercial Metals Co.	3,649,472	180,320
	Hexcel Corp.	2,625,030	170,994
	Alcoa Corp.	5,578,816	162,120
	Timken Co.	1,968,337	144,653
	Element Solutions Inc.	7,199,046	141,173
	Valvoline Inc.	4,334,482	139,744
	Chemours Co.	4,634,005	129,984
	Huntsman Corp.	5,289,913	129,074
	Mueller Industries Inc.	1,688,814	126,931
	Boise Cascade Co.	1,229,052	126,642
	Balchem Corp.	1,003,935	124,528
	Westlake Corp.	996,607	124,247
	Cabot Corp.	1,754,950	121,565
	Ashland Inc.	1,462,171	119,430
*	Livent Corp.	5,607,194	103,228

		Shares	Market Value ($000)
	NewMarket Corp.	224,086	101,968
	Carpenter Technology Corp.	1,514,841	101,812
	Avient Corp.	2,844,192	100,457
*	MP Materials Corp.	4,480,923	85,586
	Innospec Inc.	773,604	79,062
	Sensient Technologies Corp.	1,314,206	76,855
	Hecla Mining Co.	18,147,135	70,955
	Scotts Miracle-Gro Co.	1,312,527	67,831
	Quaker Chemical Corp.	422,639	67,622
	Materion Corp.	642,111	65,438
	Worthington Industries Inc.	1,018,239	62,948
*	Uranium Energy Corp.	11,626,950	59,879
	Minerals Technologies Inc.	1,012,473	55,443
	Sylvamo Corp.	1,135,832	49,908
	Stepan Co.	662,301	49,653
	Tronox Holdings plc	3,639,023	48,909
*	Ingevity Corp.	1,002,006	47,706
*,1	Energy Fuels Inc.	4,672,400	38,407
	Kaiser Aluminum Corp.	500,346	37,656
	Compass Minerals International Inc.	1,294,205	36,173
	Hawkins Inc.	575,817	33,887
*	US Silica Holdings Inc.	2,244,740	31,516
*	Ecovyst Inc.	3,093,311	30,438
*	TimkenSteel Corp.	1,299,552	28,226
	Ryerson Holding Corp.	910,099	26,475
	AdvanSix Inc.	806,395	25,063
	Mativ Holdings Inc.	1,711,358	24,404
	Koppers Holdings Inc.	600,901	23,766
	GrafTech International Ltd.	5,984,730	22,922
*	Piedmont Lithium Inc.	549,285	21,807
*	Coeur Mining Inc.	9,643,005	21,408
	Schnitzer Steel Industries Inc. Class A	765,690	21,324
*,1	LanzaTech Global Inc.	4,424,472	20,662
*	LSB Industries Inc.	1,753,855	17,942
*	Clearwater Paper Corp.	486,081	17,620
	Haynes International Inc.	351,719	16,362
	Olympic Steel Inc.	285,467	16,046
*,1	Ur-Energy Inc.	8,257,023	12,716
*	Alto Ingredients Inc.	2,655,238	11,736
*	Century Aluminum Co.	1,585,067	11,397
	American Vanguard Corp.	890,572	9,734
*	Northwest Pipe Co.	283,882	8,565
*	Intrepid Potash Inc.	295,437	7,433
*	Rayonier Advanced Materials Inc.	2,021,725	7,157
	Omega Flex Inc.	89,349	7,034
	FutureFuel Corp.	789,526	5,661
*,1	Contango ORE Inc.	291,200	5,282
	Tredegar Corp.	804,870	4,354
	Northern Technologies International Corp.	303,498	4,058
*	Dakota Gold Corp.	1,536,859	3,965
*,1	Origin Materials Inc.	3,032,849	3,882
*	Unifi Inc.	515,832	3,662
*	Universal Stainless & Alloy Products Inc.	231,105	3,030
	Eastern Co.	163,220	2,962
*,1	NN Inc.	1,558,286	2,898
	Friedman Industries Inc.	206,261	2,764
*	Glatfelter Corp.	1,227,978	2,456
*,1	5E Advanced Materials Inc.	968,490	2,189

		Shares	Market Value ($000)
*	Perma-Pipe International Holdings Inc.	203,835	1,665
*	Culp Inc.	296,017	1,652
	Gold Resource Corp.	3,809,091	1,630
*	Idaho Strategic Resources Inc.	277,137	1,397
*,1	Hycroft Mining Holding Corp. Class A	4,608,476	1,375
*	CPS Technologies Corp.	412,694	1,147
*	Ascent Industries Co.	114,316	1,014
*	Ampco-Pittsburgh Corp.	366,153	963
*	Westwater Resources Inc.	1,414,240	944
*,1	United States Antimony Corp.	2,524,776	931
*	Comstock Inc.	2,159,157	885
	Flexible Solutions International Inc.	277,169	754
*	Solitario Resources Corp.	1,173,263	639
	United-Guardian Inc.	73,136	551
*,1	US Gold Corp.	174,184	542
	Chicago Rivet & Machine Co.	28,369	500
*	Paramount Gold Nevada Corp.	1,223,263	347
*	Golden Minerals Co.	159,480	102
*	TechPrecision Corp.	3,764	27
			25,622,403
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	289,297,115	36,775,449
*	Tesla Inc.	84,050,430	21,031,099
	Home Depot Inc.	31,159,344	9,415,107
	Costco Wholesale Corp.	13,806,552	7,800,150
	Walmart Inc.	46,153,990	7,381,408
	McDonald's Corp.	22,710,794	5,982,932
*	Netflix Inc.	13,803,898	5,212,352
*	Walt Disney Co.	56,997,918	4,619,681
	Lowe's Cos. Inc.	18,128,026	3,767,729
	NIKE Inc. Class B	38,158,828	3,648,747
*	Booking Holdings Inc.	1,111,834	3,428,840
	Starbucks Corp.	35,683,649	3,256,847
	TJX Cos. Inc.	35,788,194	3,180,855
*	Uber Technologies Inc.	60,464,516	2,780,763
	Activision Blizzard Inc.	23,283,122	2,179,999
*	Airbnb Inc. Class A	12,615,003	1,730,905
*	O'Reilly Automotive Inc.	1,876,331	1,705,322
	Target Corp.	14,381,624	1,590,176
*	Chipotle Mexican Grill Inc. Class A	859,150	1,573,817
	Marriott International Inc. Class A	7,893,176	1,551,483
	Ford Motor Co.	122,463,681	1,520,999
*	AutoZone Inc.	565,034	1,435,181
	General Motors Co.	42,875,504	1,413,605
*	Lululemon Athletica Inc.	3,606,289	1,390,621
	Hilton Worldwide Holdings Inc.	8,148,811	1,223,788
	Ross Stores Inc.	10,596,279	1,196,850
*	Copart Inc.	26,746,265	1,152,497
*	Trade Desk Inc. Class A	13,888,557	1,085,391
	Yum! Brands Inc.	8,550,751	1,068,331
	DR Horton Inc.	9,477,659	1,018,564
	Electronic Arts Inc.	8,438,695	1,016,019
	Estee Lauder Cos. Inc. Class A	6,512,665	941,406
*	Aptiv plc	8,814,644	869,036
	Lennar Corp. Class A	7,205,301	808,651
*	Warner Bros Discovery Inc.	68,329,075	742,054
*	Take-Two Interactive Software Inc.	5,278,472	741,045
	Delta Air Lines Inc.	20,010,909	740,404

		Shares	Market Value ($000)
	eBay Inc.	16,559,122	730,092
	Dollar General Corp.	6,823,206	721,895
*	Dollar Tree Inc.	6,520,889	694,149
	Tractor Supply Co.	3,381,948	686,704
	Genuine Parts Co.	4,361,845	629,763
*	Royal Caribbean Cruises Ltd.	6,776,806	624,415
*	Ulta Beauty Inc.	1,530,803	611,479
*	NVR Inc.	96,596	576,031
	Darden Restaurants Inc.	3,769,443	539,860
*	Rivian Automotive Inc. Class A	21,854,270	530,622
	PulteGroup Inc.	6,843,172	506,737
	Garmin Ltd.	4,782,461	503,115
	Southwest Airlines Co.	18,560,849	502,442
	Las Vegas Sands Corp.	10,742,514	492,437
	Omnicom Group Inc.	6,168,731	459,447
*	Expedia Group Inc.	4,289,633	442,132
*	ROBLOX Corp. Class A	15,033,018	435,356
*	United Airlines Holdings Inc.	10,189,159	431,001
*	Carnival Corp.	31,336,605	429,938
	Best Buy Co. Inc.	6,131,063	425,925
*	Deckers Outdoor Corp.	812,624	417,762
*	Live Nation Entertainment Inc.	5,011,123	416,124
	Domino's Pizza Inc.	1,093,081	414,048
	Pool Corp.	1,157,962	412,350
	LKQ Corp.	8,325,384	412,190
*	DraftKings Inc. Class A	12,304,298	362,238
	RB Global Inc.	5,676,874	354,805
*	Liberty Media Corp.-Liberty Formula One Class C	5,647,598	351,845
*	CarMax Inc.	4,937,076	349,199
	Interpublic Group of Cos. Inc.	12,032,689	344,857
	Rollins Inc.	9,089,615	339,315
	Williams-Sonoma Inc.	1,997,978	310,486
	MGM Resorts International	8,146,215	299,455
*	BJ's Wholesale Club Holdings Inc.	4,192,372	299,210
*	Caesars Entertainment Inc.	6,385,333	295,960
	BorgWarner Inc.	7,297,192	294,588
*	Floor & Decor Holdings Inc. Class A	3,150,490	285,119
	Aramark	8,151,158	282,845
*	Five Below Inc.	1,737,528	279,568
	News Corp. Class A	13,860,660	278,045
	Wynn Resorts Ltd.	3,003,954	277,595
*	Burlington Stores Inc.	2,032,031	274,934
	Hasbro Inc.	4,098,897	271,101
	Vail Resorts Inc.	1,203,659	267,080
*	American Airlines Group Inc.	20,324,678	260,359
	Service Corp. International	4,466,038	255,189
	Fox Corp. Class A	8,095,637	252,584
	Lithia Motors Inc. Class A	855,251	252,581
*	Etsy Inc.	3,834,545	247,635
*	Mattel Inc.	11,117,607	244,921
	Lear Corp.	1,820,712	244,340
	Churchill Downs Inc.	2,098,491	243,509
	Gentex Corp.	7,306,853	237,765
	Toll Brothers Inc.	3,212,230	237,576
*	SiteOne Landscape Supply Inc.	1,405,519	229,732
	Bath & Body Works Inc.	6,776,952	229,061
	Whirlpool Corp.	1,704,675	227,915
	Tempur Sealy International Inc.	5,095,336	220,832

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	13,184,538	217,281
*	Skechers USA Inc. Class A	4,201,428	205,660
	Murphy USA Inc.	597,692	204,249
*	Light & Wonder Inc.	2,845,689	202,983
	Tapestry Inc.	7,053,765	202,796
	Texas Roadhouse Inc. Class A	2,088,150	200,671
[1]	Paramount Global Class B	15,552,863	200,632
	New York Times Co. Class A	4,819,586	198,567
	Dick's Sporting Goods Inc.	1,810,599	196,595
	H&R Block Inc.	4,543,641	195,649
	VF Corp.	10,953,708	193,552
*	Capri Holdings Ltd.	3,617,595	190,322
	Wyndham Hotels & Resorts Inc.	2,630,785	182,945
*	elf Beauty Inc.	1,617,495	177,649
	Polaris Inc.	1,691,992	176,204
*	Duolingo Inc. Class A	1,040,536	172,594
	Wingstop Inc.	935,323	168,208
*	AutoNation Inc.	1,093,889	165,615
*	Wayfair Inc. Class A	2,675,936	162,081
*	Crocs Inc.	1,825,891	161,098
	U-Haul Holding Co. (XNYS)	3,042,367	159,390
	Thor Industries Inc.	1,587,386	151,008
*	Ollie's Bargain Outlet Holdings Inc.	1,945,311	150,139
	Nexstar Media Group Inc. Class A	1,033,510	148,174
	PVH Corp.	1,931,161	147,753
*	Alaska Air Group Inc.	3,975,986	147,430
*	Asbury Automotive Group Inc.	638,341	146,863
*	Bright Horizons Family Solutions Inc.	1,801,135	146,720
	Hyatt Hotels Corp. Class A	1,358,281	144,086
	Boyd Gaming Corp.	2,322,255	141,263
*,1	Lucid Group Inc.	24,853,917	138,933
	Meritage Homes Corp.	1,135,097	138,924
[1]	TKO Group Holdings Inc.	1,635,151	137,451
*	Coty Inc. Class A	12,483,110	136,940
*	Taylor Morrison Home Corp. Class A	3,202,177	136,445
*,1	GameStop Corp. Class A	8,075,266	132,919
	Harley-Davidson Inc.	3,959,267	130,893
*	Fox Factory Holding Corp.	1,320,091	130,795
	Ralph Lauren Corp. Class A	1,126,537	130,780
*	YETI Holdings Inc.	2,693,657	129,888
*	Liberty Media Corp.-Liberty SiriusXM	5,068,213	129,037
*	Planet Fitness Inc. Class A	2,606,819	128,203
*,1	Carvana Co. Class A	3,010,462	126,379
*	RH	463,412	122,508
*	Visteon Corp.	876,275	120,987
[1]	Choice Hotels International Inc.	953,655	116,832
	Warner Music Group Corp. Class A	3,679,089	115,523
	Wendy's Co.	5,558,164	113,442
	Group 1 Automotive Inc.	420,232	112,920
	Newell Brands Inc.	12,454,025	112,460
	Lennar Corp. Class B	1,090,413	111,473
	Academy Sports & Outdoors Inc.	2,349,175	111,045
	Fox Corp. Class B	3,842,897	110,983
*	Goodyear Tire & Rubber Co.	8,845,514	109,950
*	Penn Entertainment Inc.	4,767,830	109,422
*	Grand Canyon Education Inc.	928,263	108,495
*	Avis Budget Group Inc.	600,994	107,993
*	Skyline Champion Corp.	1,691,405	107,776

		Shares	Market Value ($000)
*	Lyft Inc. Class A	10,174,741	107,242
	Penske Automotive Group Inc.	619,757	103,537
	Advance Auto Parts Inc.	1,845,767	103,234
	KB Home	2,229,989	103,204
	Leggett & Platt Inc.	3,915,702	99,498
	Marriott Vacations Worldwide Corp.	982,506	98,870
	Macy's Inc.	8,464,408	98,272
	Signet Jewelers Ltd.	1,357,969	97,516
	Madison Square Garden Sports Corp.	549,295	96,841
*	Hilton Grand Vacations Inc.	2,363,915	96,211
	Endeavor Group Holdings Inc. Class A	4,772,488	94,972
	American Eagle Outfitters Inc.	5,667,719	94,141
	Gap Inc.	8,752,840	93,043
	TEGNA Inc.	6,292,573	91,683
	LCI Industries	755,177	88,673
*	Helen of Troy Ltd.	750,291	87,454
*	Tri Pointe Homes Inc.	3,134,603	85,731
[1]	Sirius XM Holdings Inc.	18,419,571	83,256
*	Abercrombie & Fitch Co. Class A	1,455,602	82,052
	Travel + Leisure Co.	2,169,257	79,677
	Carter's Inc.	1,135,088	78,491
*	Frontdoor Inc.	2,531,758	77,446
	Columbia Sportswear Co.	1,029,227	76,266
	Kontoor Brands Inc.	1,735,222	76,194
*	Boot Barn Holdings Inc.	930,542	75,551
	MDC Holdings Inc.	1,830,915	75,489
	Rush Enterprises Inc. Class A	1,846,644	75,398
	Inter Parfums Inc.	551,719	74,118
*	Liberty Media Corp.-Liberty Formula One Class A	1,288,116	72,830
	Steven Madden Ltd.	2,203,543	70,007
*	Cavco Industries Inc.	260,946	69,323
	Kohl's Corp.	3,250,540	68,131
[1]	Papa John's International Inc.	994,851	67,869
*	Shake Shack Inc. Class A	1,165,883	67,703
*	M/I Homes Inc.	796,961	66,977
	Bloomin' Brands Inc.	2,701,126	66,421
*,1	QuantumScape Corp. Class A	9,842,535	65,847
*	ACV Auctions Inc. Class A	4,282,765	65,012
*	Dorman Products Inc.	833,694	63,161
	Red Rock Resorts Inc. Class A	1,536,749	63,007
*	Coursera Inc.	3,366,969	62,929
*	Cinemark Holdings Inc.	3,409,407	62,563
	Laureate Education Inc.	4,417,935	62,293
	Graham Holdings Co. Class B	106,593	62,144
*	LGI Homes Inc.	621,112	61,794
*	Urban Outfitters Inc.	1,875,942	61,325
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,395,862	60,975
*	Topgolf Callaway Brands Corp.	4,336,140	60,012
	Dana Inc.	4,082,527	59,891
	Century Communities Inc.	890,035	59,436
	MillerKnoll Inc.	2,375,895	58,091
*	Stride Inc.	1,286,771	57,943
*	Vista Outdoor Inc.	1,747,907	57,891
	PriceSmart Inc.	774,594	57,653
*	Gentherm Inc.	1,043,804	56,637
	Spirit Airlines Inc.	3,421,586	56,456
*	SkyWest Inc.	1,331,193	55,830
*	Sabre Corp.	12,204,654	54,799

		Shares	Market Value ($000)
	Winnebago Industries Inc.	909,137	54,048
*,1	Chewy Inc. Class A	2,939,270	53,671
*	Adtalem Global Education Inc.	1,249,530	53,542
*	Six Flags Entertainment Corp.	2,212,858	52,024
	Strategic Education Inc.	690,989	51,997
*	Sonos Inc.	3,985,865	51,457
	Foot Locker Inc.	2,920,789	50,676
*	SeaWorld Entertainment Inc.	1,095,684	50,675
*	OPENLANE Inc.	3,378,708	50,410
*	XPEL Inc.	650,277	50,143
*	Peloton Interactive Inc. Class A	9,825,791	49,620
	John Wiley & Sons Inc. Class A	1,318,615	49,013
*	TripAdvisor Inc.	2,893,565	47,975
	Acushnet Holdings Corp.	902,036	47,844
	HNI Corp.	1,378,105	47,724
*	ODP Corp.	1,032,790	47,663
*	Hertz Global Holdings Inc.	3,843,350	47,081
*	JetBlue Airways Corp.	10,182,035	46,837
	Cracker Barrel Old Country Store Inc.	693,414	46,597
*	PROG Holdings Inc.	1,389,348	46,140
*	Under Armour Inc. Class A	6,728,843	46,093
	Oxford Industries Inc.	469,986	45,180
*	Atlanta Braves Holdings Inc. Class C	1,259,365	44,997
[1]	Nordstrom Inc.	2,984,872	44,594
	Jack in the Box Inc.	644,194	44,488
*	Liberty Media Corp.-Liberty Live Class C	1,382,892	44,391
	Cheesecake Factory Inc.	1,452,690	44,016
*	Brinker International Inc.	1,364,553	43,106
*	Knowles Corp.	2,892,844	42,843
*	PowerSchool Holdings Inc. Class A	1,856,617	42,071
*	Victoria's Secret & Co.	2,515,834	41,964
*,1	Fisker Inc. Class A	6,479,421	41,598
*	Madison Square Garden Entertainment Corp. Class A	1,258,036	41,402
	La-Z-Boy Inc.	1,319,639	40,750
	Upbound Group Inc.	1,377,677	40,573
*,1	AMC Entertainment Holdings Inc. Class A	4,996,807	39,924
*	Dave & Buster's Entertainment Inc.	1,076,894	39,920
*	National Vision Holdings Inc.	2,464,899	39,882
*	Central Garden & Pet Co. Class A	994,212	39,858
	Hanesbrands Inc.	10,020,087	39,680
	Phinia Inc.	1,456,482	39,019
*	Green Brick Partners Inc.	935,730	38,842
	Allegiant Travel Co.	490,107	37,670
*,1	Dutch Bros Inc. Class A	1,603,073	37,271
	Levi Strauss & Co. Class A	2,742,982	37,250
	Matthews International Corp. Class A	926,923	36,067
*,1	Luminar Technologies Inc. Class A	7,726,058	35,154
*	Under Armour Inc. Class C	5,393,006	34,407
[1]	Krispy Kreme Inc.	2,735,545	34,112
	Winmark Corp.	90,427	33,741
*	Cars.com Inc.	1,982,139	33,419
	Perdoceo Education Corp.	1,951,264	33,367
*	Everi Holdings Inc.	2,485,294	32,856
*	Malibu Boats Inc. Class A	659,406	32,324
*	G-III Apparel Group Ltd.	1,290,084	32,149
[1]	Dillard's Inc. Class A	97,101	32,122
	News Corp. Class B	1,535,233	32,040
*	Sphere Entertainment Co.	844,377	31,377

		Shares	Market Value ($000)
*	iRobot Corp.	825,160	31,274
*	Arlo Technologies Inc.	3,025,279	31,160
	Scholastic Corp.	809,222	30,864
	Caleres Inc.	1,065,952	30,657
	Buckle Inc.	916,866	30,614
*	Leslie's Inc.	5,395,474	30,538
*	Sweetgreen Inc. Class A	2,597,085	30,516
	Steelcase Inc. Class A	2,712,443	30,298
*	Integral Ad Science Holding Corp.	2,546,309	30,276
*	Chegg Inc.	3,274,510	29,209
*	Udemy Inc.	3,047,124	28,948
	Sturm Ruger & Co. Inc.	549,209	28,625
*	Lions Gate Entertainment Corp. Class B	3,609,636	28,408
*	Sally Beauty Holdings Inc.	3,305,607	27,701
*	Chico's FAS Inc.	3,692,504	27,620
*	WW International Inc.	2,486,637	27,527
	Monro Inc.	979,030	27,188
	Camping World Holdings Inc. Class A	1,302,180	26,577
	Monarch Casino & Resort Inc.	414,055	25,713
*	American Axle & Manufacturing Holdings Inc.	3,338,669	24,239
*	Figs Inc. Class A	4,002,813	23,617
*	Portillo's Inc. Class A	1,511,719	23,265
*	Life Time Group Holdings Inc.	1,512,087	22,999
*	Rover Group Inc. Class A	3,670,525	22,977
*	Driven Brands Holdings Inc.	1,801,573	22,682
*	Beazer Homes USA Inc.	900,475	22,431
	Dine Brands Global Inc.	452,134	22,358
*	Overstock.com Inc.	1,406,301	22,248
	Golden Entertainment Inc.	638,631	21,828
*	Central Garden & Pet Co.	493,946	21,803
*	MarineMax Inc.	651,461	21,381
	Sonic Automotive Inc. Class A	444,708	21,239
	Ethan Allen Interiors Inc.	705,592	21,097
[1]	Designer Brands Inc. Class A	1,590,136	20,131
*	Clean Energy Fuels Corp.	5,109,503	19,569
*,1	Atlanta Braves Holdings Inc. Class A	500,135	19,540
	Wolverine World Wide Inc.	2,402,640	19,365
*	Lions Gate Entertainment Corp. Class A	2,281,312	19,345
*	Liberty Media Corp.-Liberty Live Class A	604,402	19,292
*	Chuy's Holdings Inc.	537,332	19,118
[1]	Guess? Inc.	855,187	18,506
	Smith & Wesson Brands Inc.	1,433,189	18,502
	Standard Motor Products Inc.	542,883	18,252
	Gray Television Inc.	2,622,613	18,148
*	Accel Entertainment Inc. Class A	1,651,081	18,079
*	Cardlytics Inc.	1,087,782	17,948
*	Corsair Gaming Inc.	1,232,424	17,907
	A-Mark Precious Metals Inc.	600,243	17,605
*	Clear Channel Outdoor Holdings Inc.	11,059,231	17,474
*,1	Revolve Group Inc. Class A	1,280,737	17,431
	Interface Inc. Class A	1,745,201	17,120
*	Sun Country Airlines Holdings Inc.	1,145,414	16,998
	Hibbett Inc.	355,884	16,908
*,1	Mister Car Wash Inc.	3,063,543	16,880
	Rush Enterprises Inc. Class B	372,421	16,867
*	BJ's Restaurants Inc.	690,579	16,201
*	Thryv Holdings Inc.	859,108	16,125
*	Sciplay Corp. Class A	705,371	16,061

		Shares	Market Value ($000)
*	America's Car-Mart Inc.	175,495	15,968
*,1	Cava Group Inc.	521,210	15,965
	RCI Hospitality Holdings Inc.	257,289	15,607
*	Sleep Number Corp.	633,551	15,579
*	Viad Corp.	577,927	15,142
*	Stoneridge Inc.	753,568	15,124
*	European Wax Center Inc. Class A	926,577	15,011
*,1	U-Haul Holding Co.	271,612	14,822
*	Denny's Corp.	1,741,210	14,748
*,1	Savers Value Village Inc.	766,904	14,318
*	Liquidity Services Inc.	795,167	14,011
*,1	Dream Finders Homes Inc. Class A	611,208	13,587
*	QuinStreet Inc.	1,509,277	13,538
*,1	Bowlero Corp. Class A	1,359,327	13,077
*	EW Scripps Co. Class A	2,380,474	13,045
*	Hovnanian Enterprises Inc. Class A	128,184	13,031
	Arko Corp.	1,798,970	12,863
	Movado Group Inc.	468,835	12,823
*	First Watch Restaurant Group Inc.	740,198	12,798
*	Xponential Fitness Inc. Class A	804,094	12,463
	Haverty Furniture Cos. Inc.	432,133	12,437
*	GoPro Inc. Class A	3,924,228	12,322
*	Genesco Inc.	385,373	11,877
*	Daily Journal Corp.	40,386	11,873
	Shoe Carnival Inc.	491,916	11,821
	Build-A-Bear Workshop Inc.	398,931	11,733
*	MasterCraft Boat Holdings Inc.	519,098	11,534
[1]	Marcus Corp.	734,527	11,385
*	Bally's Corp.	868,349	11,384
*	Gannett Co. Inc.	4,639,277	11,366
	Carriage Services Inc. Class A	402,181	11,362
*	Kura Sushi USA Inc. Class A	169,216	11,189
*	Boston Omaha Corp. Class A	670,390	10,988
*	AMC Networks Inc. Class A	918,757	10,823
	Sinclair Inc.	954,858	10,713
*	Universal Technical Institute Inc.	1,241,721	10,406
*	iHeartMedia Inc. Class A	3,280,407	10,366
*	Petco Health & Wellness Co. Inc. Class A	2,517,985	10,299
*	Children's Place Inc.	378,236	10,224
*	Hawaiian Holdings Inc.	1,548,316	9,801
*	Vizio Holding Corp. Class A	1,798,846	9,732
*,1	ThredUp Inc. Class A	2,409,149	9,661
*	Arhaus Inc. Class A	993,273	9,237
*	Stagwell Inc. Class A	1,958,997	9,188
*,1	National CineMedia Inc.	2,010,420	9,027
	Aaron's Co. Inc.	853,131	8,932
	Hooker Furnishings Corp.	458,915	8,926
*,1	Holley Inc.	1,753,269	8,749
*	Eastman Kodak Co.	2,070,366	8,716
	Bluegreen Vacations Holding Corp. Class A	235,308	8,631
*	Lovesac Co.	428,899	8,544
*	Stitch Fix Inc. Class A	2,447,324	8,443
*,1	SES AI Corp.	3,668,700	8,328
*	Zumiez Inc.	459,022	8,171
	El Pollo Loco Holdings Inc.	912,535	8,167
*	Potbelly Corp.	1,031,385	8,045
	Alta Equipment Group Inc.	655,855	7,910
*	PlayAGS Inc.	1,193,838	7,784

		Shares	Market Value ($000)
	Johnson Outdoors Inc. Class A	142,149	7,774
*,1	Playstudios Inc.	2,424,521	7,710
[1]	Cricut Inc. Class A	817,539	7,595
*	Destination XL Group Inc.	1,645,333	7,371
*	Lindblad Expeditions Holdings Inc.	1,020,179	7,345
*	Rush Street Interactive Inc.	1,587,271	7,333
*,1	Canoo Inc.	14,809,672	7,257
*,1	OneWater Marine Inc. Class A	282,871	7,247
*	CarParts.com Inc.	1,747,034	7,198
*,1	Vuzix Corp.	1,963,662	7,128
*	Funko Inc. Class A	918,414	7,026
*	Qurate Retail Inc. Class A	10,852,494	6,583
*	Outbrain Inc.	1,344,551	6,548
*	Cooper-Standard Holdings Inc.	482,479	6,475
*,1	RealReal Inc.	3,060,752	6,458
*	Citi Trends Inc.	287,674	6,392
	Clarus Corp.	837,408	6,331
*	Carrols Restaurant Group Inc.	945,470	6,231
*	Tilly's Inc. Class A	737,525	5,989
*	2U Inc.	2,364,776	5,841
	Entravision Communications Corp. Class A	1,589,251	5,801
*	Nerdy Inc.	1,554,944	5,753
*	1-800-Flowers.com Inc. Class A	819,124	5,734
*	Lincoln Educational Services Corp.	660,298	5,579
*,1	Frontier Group Holdings Inc.	1,150,399	5,568
*	Legacy Housing Corp.	273,001	5,299
	Weyco Group Inc.	208,741	5,292
*	ONE Group Hospitality Inc.	946,750	5,207
*	Vera Bradley Inc.	787,657	5,206
*,1	AMMO Inc.	2,577,445	5,206
*	Century Casinos Inc.	1,006,150	5,162
*	Selectquote Inc.	4,324,874	5,060
[1]	Climb Global Solutions Inc.	116,068	4,992
*,1	Blink Charging Co.	1,617,867	4,951
*	Turtle Beach Corp.	541,944	4,918
*,1	Snap One Holdings Corp.	531,350	4,910
[1]	Big 5 Sporting Goods Corp.	685,570	4,806
*	Full House Resorts Inc.	1,115,067	4,761
*	Sportsman's Warehouse Holdings Inc.	1,060,404	4,761
*,1	Surf Air Mobility Inc.	2,894,155	4,717
[1]	Escalade Inc.	306,383	4,691
*	American Outdoor Brands Inc.	479,165	4,686
*,1	Mondee Holdings Inc. Class A	1,309,000	4,673
	Bassett Furniture Industries Inc.	318,476	4,666
*	Fiesta Restaurant Group Inc.	544,679	4,608
*	J. Jill Inc.	149,027	4,411
*	Urban One Inc.	872,038	4,386
*	Angi Inc. Class A	2,202,894	4,362
*	Motorcar Parts of America Inc.	536,128	4,337
	Hamilton Beach Brands Holding Co. Class A	344,356	4,273
*,1	Red Robin Gourmet Burgers Inc.	528,783	4,251
*	Solo Brands Inc. Class A	833,123	4,249
[1]	Big Lots Inc.	829,589	4,239
*	Landsea Homes Corp.	470,898	4,233
	Cato Corp. Class A	551,948	4,228
	Lakeland Industries Inc.	278,050	4,190
	Nathan's Famous Inc.	56,557	3,996
*	JAKKS Pacific Inc.	213,410	3,967

		Shares	Market Value ($000)
*	Noodles & Co. Class A	1,557,750	3,832
*	Tile Shop Holdings Inc.	667,742	3,666
	Marine Products Corp.	255,346	3,628
*	LL Flooring Holdings Inc.	1,140,348	3,615
*,1	Traeger Inc.	1,319,878	3,603
	Rocky Brands Inc.	242,614	3,566
*	Allbirds Inc. Class A	3,156,493	3,504
	Superior Group of Cos. Inc.	435,584	3,389
*	Strattec Security Corp.	145,120	3,352
*,1	BARK Inc.	2,783,898	3,341
[1]	Purple Innovation Inc. Class A	1,927,691	3,296
*	Fossil Group Inc.	1,551,367	3,196
*	Emerald Holding Inc.	692,957	3,132
*,1	VOXX International Corp. Class A	389,401	3,107
*	Universal Electronics Inc.	341,081	3,087
*	American Public Education Inc.	615,683	3,066
*	Biglari Holdings Inc. Class B	18,317	3,041
	Townsquare Media Inc. Class A	347,347	3,029
*,1	Reservoir Media Inc.	489,336	2,985
*	Latham Group Inc.	1,051,361	2,944
	Flexsteel Industries Inc.	141,758	2,943
*	Duluth Holdings Inc. Class B	488,310	2,935
*	Lands' End Inc.	385,220	2,878
	Saga Communications Inc. Class A	134,076	2,877
*	Container Store Group Inc.	1,219,767	2,744
*,1	ContextLogic Inc. Class A	619,250	2,731
	Canterbury Park Holding Corp.	133,795	2,707
*	Superior Industries International Inc.	883,561	2,686
	Acme United Corp.	85,287	2,549
*,1	RumbleON Inc. Class B	404,083	2,477
*,1	Sonder Holdings Inc.	279,765	2,297
	Lifetime Brands Inc.	401,793	2,262
*,1	Mullen Automotive Inc.	4,749,663	2,156
*	Cumulus Media Inc. Class A	422,698	2,151
*,1	Spruce Power Holding Corp.	3,048,837	2,073
*,1	Tupperware Brands Corp.	1,336,831	1,872
*,1	Focus Universal Inc.	932,363	1,809
*	Kewaunee Scientific Corp.	96,393	1,706
*	Liberty TripAdvisor Holdings Inc. Class A	3,456,321	1,690
*,1	Lee Enterprises Inc.	154,206	1,652
*	Conn's Inc.	411,902	1,627
*	Travelzoo	274,335	1,599
*,1	Delta Apparel Inc.	238,958	1,584
*	Biglari Holdings Inc. Class A	1,924	1,580
*	Envela Corp.	323,754	1,535
	Crown Crafts Inc.	322,459	1,519
*,1	LiveOne Inc.	1,584,551	1,515
*,1	Vacasa Inc. Class A	3,077,400	1,419
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,392
*,1	Kartoon Studios Inc.	940,003	1,316
*	Barnes & Noble Education Inc.	1,197,964	1,306
*	Live Ventures Inc.	45,160	1,278
*	Harte Hanks Inc.	194,041	1,263
*	Gaia Inc. Class A	447,999	1,219
*,1	Lazydays Holdings Inc.	160,204	1,218
[1]	CompX International Inc.	64,007	1,190
*	Brilliant Earth Group Inc. Class A	381,195	1,124
*,1	Grove Collaborative Holdings	414,752	1,103

		Shares	Market Value ($000)
*,1	Rent the Runway Inc. Class A	1,617,196	1,101
*,1	Wheels Up Experience Inc.	523,272	1,083
*	Good Times Restaurants Inc.	350,945	1,067
[1]	FAT Brands Inc. Class A	153,984	1,024
*,1	Express Inc.	112,673	1,014
*,1	Regis Corp.	1,407,700	990
*,1	Mesa Air Group Inc.	1,109,713	953
*	Reading International Inc. Class A	433,226	918
	Ark Restaurants Corp.	55,702	857
*	Nautilus Inc.	987,578	839
*,1	Red Cat Holdings Inc.	849,136	823
	DallasNews Corp.	176,590	812
*	Marchex Inc. Class B	546,577	792
*,1	Kirkland's Inc.	458,478	789
*,1	Loop Media Inc.	1,562,500	777
*	Wag! Group Co.	400,831	766
	NL Industries Inc.	159,132	756
*,1	CuriosityStream Inc.	986,623	700
*,1	Owlet Inc.	155,507	697
*,1	Aterian Inc.	2,126,982	695
*,1	Ondas Holdings Inc.	1,071,044	653
*,1	Inspirato Inc.	1,093,600	645
*,1	Shift Technologies Inc. Class A	347,304	556
*,1	Faraday Future Intelligent Electric Inc. Class A	393,706	524
*	Envirotech Vehicles Inc.	313,755	508
*,1	Hall of Fame Resort & Entertainment Co.	85,677	499
*,1	Koss Corp.	150,699	454
*,1	Fluent Inc.	1,010,603	449
*,1	FlexShopper Inc.	425,184	446
*	Sadot Group Inc.	608,212	425
*	Dolphin Entertainment Inc.	229,216	413
[1]	Flanigan's Enterprises Inc.	11,919	393
*,1	BurgerFi International Inc.	310,543	360
*,1	InterGroup Corp.	11,733	358
*,1	XWELL Inc.	156,725	353
*,2	Luby's Inc.	449,752	351
*	Charles & Colvard Ltd.	610,246	349
*,1	Sobr Safe Inc.	310,977	342
*	Allied Gaming & Entertainment Inc.	342,015	311
*,1	Polished.com Inc.	3,683,713	297
*	Virco Manufacturing Corp.	36,204	287
*,1	Cineverse Corp.	240,390	276
*	Beasley Broadcast Group Inc. Class A	314,502	274
*	Xcel Brands Inc.	251,214	274
*,1	JOANN Inc.	360,480	260
*	Dixie Group Inc.	359,932	248
*	Salem Media Group Inc. Class A	419,347	247
	Jerash Holdings US Inc.	80,817	243
*,1	AYRO Inc.	84,227	194
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	536,840	185
*,1	Volcon Inc.	362,634	183
*	Urban One Inc. Class A	34,998	176
*	Vince Holding Corp.	85,410	134
*	United Homes Group Inc.	21,683	121
*,1	Stran & Co. Inc.	97,248	120
	FAT Brands Inc. Class B	17,809	115
*	Moving Image Technologies Inc.	128,637	112
*	Rave Restaurant Group Inc.	46,126	109

		Shares	Market Value ($000)
*	Forward Industries Inc.	139,874	108
*,1	PodcastOne Inc.	54,183	107
*,1	Bird Global Inc. Class A	162,871	96
*,1	EzFill Holdings Inc.	24,952	59
*	Twin Vee PowerCats Co.	34,923	50
*	Yunhong Green CTI Ltd.	17,688	46
*	Educational Development Corp.	42,681	45
*,2	SRAX Inc.	590,641	41
*	Getaround Inc.	117,845	41
*	Nxu Inc.	175,282	35
*	GEN Restaurant Group Inc. Class A	2,800	33
*,1	Arcimoto Inc.	34,090	29
*	Emerson Radio Corp.	6,500	4
*	Tandy Leather Factory Inc.	500	2
*	Amesite Inc.	2	—
			187,208,176
Consumer Staples (5.1%)
	Procter & Gamble Co.	73,452,082	10,713,721
	PepsiCo Inc.	42,903,372	7,269,547
	Coca-Cola Co.	121,327,249	6,791,899
	Philip Morris International Inc.	48,362,990	4,477,446
	Mondelez International Inc. Class A	42,367,398	2,940,297
	CVS Health Corp.	40,005,558	2,793,188
	Altria Group Inc.	55,065,881	2,315,520
	Colgate-Palmolive Co.	25,756,737	1,831,562
	McKesson Corp.	4,201,550	1,827,044
	Constellation Brands Inc. Class A	5,131,650	1,289,738
	Kimberly-Clark Corp.	10,530,664	1,272,631
	Archer-Daniels-Midland Co.	16,691,621	1,258,882
*	Monster Beverage Corp.	22,806,720	1,207,616
	General Mills Inc.	18,083,255	1,157,147
	Corteva Inc.	22,102,519	1,130,765
	Kenvue Inc.	53,612,715	1,076,543
	Sysco Corp.	15,771,456	1,041,705
	Keurig Dr Pepper Inc.	30,491,847	962,628
	Cencora Inc.	5,322,506	957,891
	Hershey Co.	4,662,619	932,897
	Kroger Co.	20,120,299	900,383
	Kraft Heinz Co.	24,858,439	836,238
	Church & Dwight Co. Inc.	7,625,682	698,741
	McCormick & Co. Inc. (Non-Voting)	7,835,418	592,671
	Brown-Forman Corp. Class B	9,560,965	551,572
	Walgreens Boots Alliance Inc.	22,915,003	509,630
	Bunge Ltd.	4,677,694	506,360
	Clorox Co.	3,857,499	505,564
	Kellogg Co.	8,000,358	476,101
	Tyson Foods Inc. Class A	8,907,942	449,762
	Lamb Weston Holdings Inc.	4,547,362	420,449
	Conagra Brands Inc.	14,876,089	407,902
	J M Smucker Co.	3,024,423	371,732
	Molson Coors Beverage Co. Class B	5,623,180	357,578
	Hormel Foods Corp.	8,542,439	324,869
	Casey's General Stores Inc.	1,163,599	315,940
*	Performance Food Group Co.	4,862,093	286,183
*	US Foods Holding Corp.	6,970,581	276,732
*	Celsius Holdings Inc.	1,560,120	267,717
*	Darling Ingredients Inc.	5,001,108	261,058
	Campbell Soup Co.	6,002,337	246,576

		Shares	Market Value ($000)
	Albertsons Cos. Inc. Class A	9,860,338	224,323
	Ingredion Inc.	1,950,561	191,935
*	BellRing Brands Inc.	4,071,000	167,847
*	Hostess Brands Inc. Class A	4,164,543	138,721
*	Sprouts Farmers Market Inc.	3,180,475	136,124
*	Post Holdings Inc.	1,533,150	131,452
	Flowers Foods Inc.	5,169,390	114,657
*	Boston Beer Co. Inc. Class A	285,447	111,190
*	Simply Good Foods Co.	2,955,623	102,028
*	Freshpet Inc.	1,531,447	100,892
	Lancaster Colony Corp.	601,262	99,226
[1]	Brown-Forman Corp. Class A	1,648,803	95,795
	Coca-Cola Consolidated Inc.	144,213	91,766
	WD-40 Co.	423,041	85,979
	Spectrum Brands Holdings Inc.	1,085,056	85,014
*	Grocery Outlet Holding Corp.	2,743,597	79,153
	Energizer Holdings Inc.	2,233,566	71,563
*	TreeHouse Foods Inc.	1,631,424	71,097
	Primo Water Corp.	4,745,455	65,487
	Cal-Maine Foods Inc.	1,271,397	61,561
	J & J Snack Foods Corp.	364,967	59,727
	Edgewell Personal Care Co.	1,538,310	56,856
	Andersons Inc.	1,003,870	51,709
	MGP Ingredients Inc.	436,518	46,044
	Vector Group Ltd.	4,137,761	44,026
*	Herbalife Ltd.	3,040,217	42,533
	Reynolds Consumer Products Inc.	1,637,703	41,974
	Universal Corp.	736,994	34,793
	Nu Skin Enterprises Inc. Class A	1,630,667	34,586
*	National Beverage Corp.	728,699	34,263
	Ingles Markets Inc. Class A	442,146	33,307
	Weis Markets Inc.	508,993	32,067
*	Sovos Brands Inc.	1,418,968	31,998
	Fresh Del Monte Produce Inc.	1,141,145	29,487
*	Hain Celestial Group Inc.	2,798,829	29,024
	Seaboard Corp.	7,493	28,121
	Utz Brands Inc.	2,062,507	27,699
*	United Natural Foods Inc.	1,861,429	26,321
*	Pilgrim's Pride Corp.	1,114,855	25,452
	Medifast Inc.	337,612	25,270
*	Vita Coco Co. Inc.	963,753	25,096
	John B Sanfilippo & Son Inc.	238,465	23,560
*	Chefs' Warehouse Inc.	1,079,281	22,859
	SpartanNash Co.	1,017,792	22,391
[1]	B&G Foods Inc.	2,211,063	21,867
*	USANA Health Sciences Inc.	340,345	19,948
*,1	Beyond Meat Inc.	1,838,192	17,683
*	Beauty Health Co.	2,693,942	16,218
	ACCO Brands Corp.	2,700,003	15,498
*	Duckhorn Portfolio Inc.	1,427,054	14,642
	Tootsie Roll Industries Inc.	452,012	13,497
	Turning Point Brands Inc.	575,320	13,284
*	Mission Produce Inc.	1,350,087	13,069
	Calavo Growers Inc.	512,935	12,941
	Oil-Dri Corp. of America	162,617	10,042
[1]	Limoneira Co.	586,683	8,988
*	Seneca Foods Corp. Class A	162,763	8,762
*	Vital Farms Inc.	742,708	8,601

		Shares	Market Value ($000)
*,1	Lifecore Biomedical Inc.	937,582	7,074
	PetMed Express Inc.	640,080	6,561
*	Nature's Sunshine Products Inc.	395,918	6,560
*	Olaplex Holdings Inc.	3,027,448	5,904
*,1	Westrock Coffee Co.	625,000	5,537
	Natural Grocers by Vitamin Cottage Inc.	424,248	5,477
*	GrowGeneration Corp.	1,753,390	5,120
	Village Super Market Inc. Class A	220,062	4,982
*	Whole Earth Brands Inc.	1,332,300	4,796
*,1	BRC Inc. Class A	1,202,500	4,317
*	HF Foods Group Inc.	1,044,744	4,148
*	Mama's Creations Inc.	853,676	3,731
*	LifeMD Inc.	568,168	3,551
*,1	Honest Co. Inc.	1,538,602	1,939
*	Lifeway Foods Inc.	172,782	1,787
*,1	ProPhase Labs Inc.	408,045	1,783
	Lifevantage Corp.	253,547	1,635
	AMCON Distributing Co.	7,756	1,598
*,1	Veru Inc.	1,923,707	1,383
*	Farmer Bros Co.	511,916	1,321
*,1	Benson Hill Inc.	3,980,438	1,320
*	Zevia PBC Class A	544,118	1,208
*,1	PLBY Group Inc.	1,487,321	1,191
*	Natural Alternatives International Inc.	162,521	1,055
*,1	Rite Aid Corp.	1,996,707	895
*	Willamette Valley Vineyards Inc.	152,433	895
*,1	Blue Apron Holdings Inc. Class A	60,389	777
*	Vintage Wine Estates Inc.	1,296,027	737
*	S&W Seed Co.	558,871	626
*	Rocky Mountain Chocolate Factory Inc.	128,662	618
*	Real Good Food Co. Inc. Class A	175,743	589
*	Splash Beverage Group Inc.	950,644	561
*,1	AquaBounty Technologies Inc.	1,988,764	475
*,1	Bridgford Foods Corp.	42,038	467
*,1	Barfresh Food Group Inc.	233,784	447
*,1	22nd Century Group Inc.	405,692	397
	Mannatech Inc.	30,953	320
*,1	Urban-Gro Inc.	227,616	310
*,1	Kaival Brands Innovations Group Inc.	582,869	246
*,1	Local Bounti Corp.	85,217	209
*	Coffee Holding Co. Inc.	158,711	137
*	MedAvail Holdings Inc.	19,346	117
*	Zivo Bioscience Inc.	81,788	108
*,1	Better Choice Co. Inc.	195,471	24
*,1	Alkaline Water Co. Inc.	64,478	24
*,1	Stryve Foods Inc. Class A	2,189	7
			66,155,402
Energy (4.9%)
	Exxon Mobil Corp.	124,728,423	14,665,568
	Chevron Corp.	55,276,774	9,320,770
	ConocoPhillips	37,310,029	4,469,741
	Schlumberger NV	44,241,789	2,579,296
	EOG Resources Inc.	18,137,016	2,299,048
	Marathon Petroleum Corp.	12,453,455	1,884,706
	Pioneer Natural Resources Co.	7,262,789	1,667,173
	Phillips 66	13,871,080	1,666,610
	Valero Energy Corp.	10,999,475	1,558,736
	Occidental Petroleum Corp.	20,660,767	1,340,471

		Shares	Market Value ($000)
	Hess Corp.	8,600,054	1,315,808
	Williams Cos. Inc.	37,876,829	1,276,070
	Cheniere Energy Inc.	7,121,063	1,181,812
	Baker Hughes Co. Class A	31,433,783	1,110,241
	Halliburton Co.	25,216,340	1,021,262
	Kinder Morgan Inc.	59,003,125	978,272
	Devon Energy Corp.	19,941,743	951,221
	ONEOK Inc.	13,956,483	885,260
	Diamondback Energy Inc.	5,577,514	863,845
	Coterra Energy Inc.	22,341,017	604,324
	Targa Resources Corp.	6,933,841	594,369
	EQT Corp.	12,802,118	519,510
*	First Solar Inc.	3,166,638	511,697
	Marathon Oil Corp.	18,930,943	506,403
*	Enphase Energy Inc.	4,032,944	484,558
	Ovintiv Inc.	8,521,106	405,349
	APA Corp.	9,560,961	392,955
	Texas Pacific Land Corp.	192,214	350,514
	Chesapeake Energy Corp.	3,918,568	337,898
	TechnipFMC plc	12,966,251	263,734
	HF Sinclair Corp.	4,576,125	260,519
	NOV Inc.	12,288,119	256,822
[1]	Civitas Resources Inc.	2,920,984	236,220
	Range Resources Corp.	7,171,903	232,441
*	Southwestern Energy Co.	34,260,696	220,981
	ChampionX Corp.	6,096,416	217,154
*	Antero Resources Corp.	8,387,478	212,874
	Murphy Oil Corp.	4,606,321	208,897
*	Weatherford International plc	2,228,310	201,283
	Matador Resources Co.	3,367,147	200,278
	Chord Energy Corp.	1,226,978	198,856
	PBF Energy Inc. Class A	3,456,483	185,025
*	Transocean Ltd.	21,591,571	177,267
	Noble Corp. plc	3,449,490	174,717
	Patterson-UTI Energy Inc.	12,312,560	170,406
	DT Midstream Inc.	3,041,133	160,937
	SM Energy Co.	3,673,066	145,637
*	Denbury Inc.	1,484,993	145,544
*,1	Plug Power Inc.	18,926,590	143,842
	Magnolia Oil & Gas Corp. Class A	5,546,826	127,078
	Antero Midstream Corp.	10,323,422	123,675
	Equitrans Midstream Corp.	13,042,098	122,204
	California Resources Corp.	2,181,001	122,158
	Helmerich & Payne Inc.	2,820,831	118,926
	Permian Resources Corp. Class A	8,510,009	118,800
*	CNX Resources Corp.	4,850,794	109,531
	Arcosa Inc.	1,516,702	109,051
*	Tidewater Inc.	1,500,779	106,660
	Cactus Inc. Class A	1,995,146	100,176
*	Array Technologies Inc.	4,455,636	98,871
[1]	Northern Oil & Gas Inc.	2,439,247	98,131
*	Shoals Technologies Group Inc. Class A	5,275,578	96,279
[1]	New Fortress Energy Inc.	2,911,491	95,439
	Alpha Metallurgical Resources Inc.	360,743	93,696
	Arch Resources Inc.	547,307	93,403
	Peabody Energy Corp.	3,483,931	90,547
	Liberty Energy Inc. Class A	4,708,251	87,197
	Warrior Met Coal Inc.	1,620,319	82,766

		Shares	Market Value ($000)
*	Oceaneering International Inc.	3,139,302	80,743
	CONSOL Energy Inc.	748,627	78,538
*	Callon Petroleum Co.	1,922,181	75,196
*	Par Pacific Holdings Inc.	1,677,106	60,275
[1]	Sitio Royalties Corp. Class A	2,489,285	60,266
*	NEXTracker Inc. Class A	1,500,163	60,247
	Archrock Inc.	4,606,881	58,047
	Delek US Holdings Inc.	1,984,799	56,388
*	Talos Energy Inc.	3,411,836	56,091
*	Green Plains Inc.	1,752,810	52,760
*,1	ChargePoint Holdings Inc.	10,325,128	51,316
*	Helix Energy Solutions Group Inc.	4,487,072	50,121
*	Diamond Offshore Drilling Inc.	3,122,066	45,832
*	NOW Inc.	3,464,008	41,118
	World Kinect Corp.	1,831,155	41,073
*	Gulfport Energy Corp.	345,630	41,012
*	Earthstone Energy Inc. Class A	1,945,279	39,372
*,1	Ameresco Inc. Class A	1,008,098	38,872
	Core Laboratories Inc.	1,464,154	35,154
*	Vital Energy Inc.	632,323	35,043
	Comstock Resources Inc.	3,136,753	34,598
*	Nabors Industries Ltd.	276,913	34,099
*	ProPetro Holding Corp.	3,073,248	32,669
	CVR Energy Inc.	936,117	31,856
[1]	Crescent Energy Co. Class A	2,438,586	30,824
*	Dril-Quip Inc.	1,087,564	30,637
*,1	Fluence Energy Inc. Class A	1,255,813	28,871
*	MRC Global Inc.	2,579,179	26,437
	RPC Inc.	2,879,249	25,740
	SunCoke Energy Inc.	2,522,025	25,599
*,1	NextDecade Corp.	4,771,090	24,428
*	TETRA Technologies Inc.	3,494,648	22,296
*	Centrus Energy Corp. Class A	380,515	21,598
*	SilverBow Resources Inc.	595,107	21,287
	Select Water Solutions Inc. Class A	2,504,296	19,909
*	Bristow Group Inc. Class A	696,250	19,613
*,1	Tellurian Inc.	16,901,662	19,606
*	REX American Resources Corp.	477,153	19,430
*,1	Stem Inc.	4,531,301	19,213
[1]	Kinetik Holdings Inc. Class A	538,522	18,175
*,1	FuelCell Energy Inc.	13,652,954	17,476
*,1	SunPower Corp.	2,745,685	16,941
*	Newpark Resources Inc.	2,449,089	16,923
	Vitesse Energy Inc.	730,922	16,731
*	Montauk Renewables Inc.	1,737,042	15,824
	Berry Corp.	1,914,730	15,701
*	Oil States International Inc.	1,847,876	15,467
[1]	HighPeak Energy Inc.	884,700	14,934
	VAALCO Energy Inc.	3,343,681	14,679
	SandRidge Energy Inc.	933,349	14,616
*	DMC Global Inc.	540,379	13,223
*	W&T Offshore Inc.	2,896,052	12,685
[1]	Atlas Energy Solutions Inc. Class A	538,222	11,965
*	Kodiak Gas Services Inc.	637,940	11,406
*,1	EVgo Inc. Class A	3,179,153	10,745
*	Hallador Energy Co.	722,014	10,411
*	SEACOR Marine Holdings Inc.	735,140	10,204
	Solaris Oilfield Infrastructure Inc. Class A	935,530	9,973

		Shares	Market Value ($000)
*	Matrix Service Co.	785,548	9,269
*,1	Gevo Inc.	6,871,435	8,177
*	Forum Energy Technologies Inc.	324,803	7,802
[1]	Ramaco Resources Inc. Class A	701,380	7,708
*	Amplify Energy Corp.	1,044,290	7,675
*	ProFrac Holding Corp. Class A	655,619	7,133
[1]	Enviva Inc.	949,277	7,091
*,1	Solid Power Inc.	3,190,948	6,446
*	American Superconductor Corp.	824,756	6,227
[1]	Granite Ridge Resources Inc.	1,004,600	6,128
*	Geospace Technologies Corp.	460,675	5,966
[1]	Evolution Petroleum Corp.	849,097	5,808
	Ranger Energy Services Inc. Class A	406,911	5,770
[1]	Riley Exploration Permian Inc.	178,645	5,679
*,1	Ring Energy Inc.	2,669,972	5,206
*,1	Aemetis Inc.	1,111,968	4,615
*	Natural Gas Services Group Inc.	310,277	4,518
*,1	KLX Energy Services Holdings Inc.	374,916	4,443
	NACCO Industries Inc. Class A	121,068	4,246
*,1	OPAL Fuels Inc. Class A	490,434	4,022
	PHX Minerals Inc.	1,009,748	3,675
	Epsilon Energy Ltd.	638,076	3,369
*	TPI Composites Inc.	1,239,552	3,285
*,1	ESS Tech Inc.	1,593,000	2,995
*,1	American Resources Corp.	1,777,780	2,969
*,1	Beam Global	317,644	2,344
*	Profire Energy Inc.	830,050	2,307
*,1	Empire Petroleum Corp.	238,346	2,295
*	PrimeEnergy Resources Corp.	19,756	2,291
*,1	Nine Energy Service Inc.	508,263	2,094
*,1	FTC Solar Inc.	1,574,728	2,016
*	Smart Sand Inc.	860,390	1,996
[1]	Ramaco Resources Inc. Class B	135,153	1,612
*,1	Ideal Power Inc.	149,114	1,460
*	Mammoth Energy Services Inc.	308,591	1,432
*	Battalion Oil Corp.	223,426	1,381
*,1	Flotek Industries Inc.	304,436	1,349
*	Gulf Island Fabrication Inc.	358,485	1,172
	Adams Resources & Energy Inc.	31,232	1,052
*	PEDEVCO Corp.	768,132	776
*,1	Stabilis Solutions Inc.	169,932	753
	Barnwell Industries Inc.	267,900	706
*,1	Sunworks Inc.	1,299,138	676
*,1	Independence Contract Drilling Inc.	225,114	675
*,1	Dawson Geophysical Co.	271,779	641
	Mexco Energy Corp.	44,605	579
*,1	Heliogen Inc.	139,259	526
	Energy Services of America Corp.	121,699	492
*,1	Houston American Energy Corp.	231,528	451
*,1	Ocean Power Technologies Inc.	1,001,472	391
*,1	Advent Technologies Holdings Inc.	760,618	298
*	Capstone Green Energy Corp.	297,760	211
*	Superior Drilling Products Inc.	258,628	207
	US Energy Corp.	108,748	147
*	Pineapple Energy Inc.	163,316	143
*,1	Camber Energy Inc.	332,001	76
*,1	iSun Inc.	242,226	54

		Shares	Market Value ($000)
*	NCS Multistage Holdings Inc.	800	13
*,1,2	Next Bridge Hydrocarbons Inc.	1,763,201	—
			63,738,600
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	55,510,712	19,445,402
	JPMorgan Chase & Co.	90,548,488	13,131,342
	Bank of America Corp.	210,485,302	5,763,088
	Wells Fargo & Co.	114,285,697	4,669,714
	S&P Global Inc.	9,911,140	3,621,630
	Morgan Stanley	38,711,944	3,161,604
	Goldman Sachs Group Inc.	9,417,842	3,047,331
	Marsh & McLennan Cos. Inc.	15,392,399	2,929,174
	BlackRock Inc.	4,185,049	2,705,592
	Chubb Ltd.	12,793,570	2,663,365
	Charles Schwab Corp.	46,869,857	2,573,155
	Progressive Corp.	18,223,844	2,538,581
	Blackstone Inc.	22,104,225	2,368,247
	Citigroup Inc.	56,316,170	2,316,284
	CME Group Inc.	11,205,339	2,243,533
	Intercontinental Exchange Inc.	17,768,136	1,954,850
	Aon plc Class A	6,003,161	1,946,345
	US Bancorp	48,493,384	1,603,191
	Moody's Corp.	4,857,234	1,535,712
	Arthur J Gallagher & Co.	6,704,571	1,528,173
	PNC Financial Services Group Inc.	12,408,826	1,523,432
	Aflac Inc.	18,503,483	1,420,142
	American International Group Inc.	22,155,778	1,342,640
	KKR & Co. Inc.	20,063,959	1,235,940
	MSCI Inc. Class A	2,339,803	1,200,506
	Truist Financial Corp.	41,486,005	1,186,915
	Travelers Cos. Inc.	7,122,030	1,163,099
	Apollo Global Management Inc.	12,369,876	1,110,320
	MetLife Inc.	17,581,463	1,106,050
	Prudential Financial Inc.	11,310,346	1,073,239
	Ameriprise Financial Inc.	3,199,423	1,054,786
	Bank of New York Mellon Corp.	22,355,990	953,483
	Allstate Corp.	8,174,445	910,715
*	Arch Capital Group Ltd.	11,007,363	877,397
	T. Rowe Price Group Inc.	6,977,317	731,711
	Willis Towers Watson plc	3,262,950	681,826
	Hartford Financial Services Group Inc.	9,503,754	673,911
	Discover Financial Services	7,777,316	673,749
	Broadridge Financial Solutions Inc.	3,674,769	657,967
	M&T Bank Corp.	5,166,541	653,309
	State Street Corp.	9,426,412	631,193
	Nasdaq Inc.	12,226,781	594,099
	Raymond James Financial Inc.	5,857,520	588,271
*	Markel Group Inc.	391,617	576,652
	LPL Financial Holdings Inc.	2,383,710	566,489
*	Berkshire Hathaway Inc. Class A	1,051	558,582
	Principal Financial Group Inc.	7,518,440	541,854
	Fifth Third Bancorp	21,184,974	536,615
	Ares Management Corp. Class A	5,107,861	525,446
	FactSet Research Systems Inc.	1,186,838	518,957
	Cboe Global Markets Inc.	3,283,507	512,917
	Everest Group Ltd.	1,355,746	503,890
	Regions Financial Corp.	29,171,526	501,750
	Cincinnati Financial Corp.	4,877,180	498,887

		Shares	Market Value ($000)
	Brown & Brown Inc.	7,078,484	494,361
	Huntington Bancshares Inc.	44,983,259	467,826
	First Citizens BancShares Inc. Class A	315,820	435,863
	Northern Trust Corp.	6,131,364	426,007
	W R Berkley Corp.	6,002,871	381,122
	Citizens Financial Group Inc.	13,999,277	375,181
*,1	Coinbase Global Inc. Class A	4,747,096	356,412
	Loews Corp.	5,612,247	355,311
	Fidelity National Financial Inc.	8,069,327	333,263
	RenaissanceRe Holdings Ltd.	1,596,285	315,937
	KeyCorp	29,072,189	312,817
	Equitable Holdings Inc.	10,820,742	307,201
	Globe Life Inc.	2,795,974	304,006
	Reinsurance Group of America Inc.	2,054,851	298,344
	Annaly Capital Management Inc.	15,420,051	290,051
	Tradeweb Markets Inc. Class A	3,562,391	285,704
	Kinsale Capital Group Inc.	684,639	283,530
	Interactive Brokers Group Inc. Class A	3,156,220	273,202
	Unum Group	5,156,706	253,658
	American Financial Group Inc.	2,264,026	252,824
	MarketAxess Holdings Inc.	1,173,746	250,759
	New York Community Bancorp Inc.	21,347,344	242,079
	Assurant Inc.	1,653,903	237,467
	Erie Indemnity Co. Class A	796,089	233,883
	East West Bancorp Inc.	4,387,999	231,291
	Franklin Resources Inc.	9,369,416	230,300
	Ally Financial Inc.	8,398,321	224,067
	SEI Investments Co.	3,691,977	222,368
	Carlyle Group Inc.	7,327,092	220,985
	Voya Financial Inc.	3,298,928	219,214
	Webster Financial Corp.	5,417,875	218,395
	Primerica Inc.	1,102,465	213,889
	Old Republic International Corp.	7,907,950	213,040
*	SoFi Technologies Inc.	25,051,405	200,161
	Invesco Ltd.	13,553,986	196,804
	Selective Insurance Group Inc.	1,888,052	194,790
*	Robinhood Markets Inc. Class A	19,632,032	192,590
	First Horizon Corp.	17,464,845	192,463
	Stifel Financial Corp.	3,082,530	189,391
	Morningstar Inc.	796,226	186,508
[1]	Blue Owl Capital Inc. Class A	14,304,164	185,382
	RLI Corp.	1,344,388	182,689
[1]	AGNC Investment Corp.	18,901,029	178,426
[1]	Starwood Property Trust Inc.	9,171,658	177,472
	Jefferies Financial Group Inc.	4,809,777	176,182
[1]	Houlihan Lokey Inc. Class A	1,622,378	173,789
	First American Financial Corp.	3,061,693	172,955
	Comerica Inc.	4,085,135	169,737
	Commerce Bancshares Inc.	3,506,529	168,243
	Cullen/Frost Bankers Inc.	1,810,876	165,170
	Zions Bancorp NA	4,629,588	161,526
	SouthState Corp.	2,359,601	158,943
	Pinnacle Financial Partners Inc.	2,269,329	152,136
*	Ryan Specialty Holdings Inc. Class A	3,114,869	150,760
	Prosperity Bancshares Inc.	2,760,495	150,668
	Western Alliance Bancorp	3,232,636	148,604
	Essent Group Ltd.	3,096,299	146,424
	OneMain Holdings Inc.	3,649,882	146,324

		Shares	Market Value ($000)
	MGIC Investment Corp.	8,758,177	146,174
	Evercore Inc. Class A	1,044,983	144,082
	Wintrust Financial Corp.	1,887,032	142,471
	Popular Inc.	2,242,444	141,296
	Affiliated Managers Group Inc.	1,083,720	141,252
	Rithm Capital Corp.	14,805,110	137,539
	Axis Capital Holdings Ltd.	2,378,705	134,088
	Old National Bancorp	9,142,826	132,937
	Columbia Banking System Inc.	6,471,049	131,362
	Lincoln National Corp.	5,290,460	130,621
	Home BancShares Inc.	5,973,749	125,090
	American Equity Investment Life Holding Co.	2,304,872	123,633
	Bank OZK	3,328,836	123,400
	Radian Group Inc.	4,901,568	123,078
	FNB Corp.	11,193,090	120,773
	Cadence Bank	5,679,335	120,515
	Synovus Financial Corp.	4,314,517	119,944
	United Bankshares Inc.	4,218,765	116,396
	Valley National Bancorp	13,417,482	114,854
	White Mountains Insurance Group Ltd.	76,451	114,347
[1]	Blackstone Mortgage Trust Inc. Class A	5,174,917	112,554
	FirstCash Holdings Inc.	1,110,076	111,429
	Hanover Insurance Group Inc.	1,002,267	111,232
	First Financial Bankshares Inc.	4,245,076	106,636
	Janus Henderson Group plc	4,117,044	106,302
	Lazard Ltd. Class A	3,344,917	103,726
	Assured Guaranty Ltd.	1,704,288	103,144
	Corebridge Financial Inc.	5,061,402	99,963
*	Mr Cooper Group Inc.	1,859,315	99,585
*	Brighthouse Financial Inc.	2,030,315	99,364
	Jackson Financial Inc. Class A	2,594,397	99,158
*	Enstar Group Ltd.	409,067	98,994
	Glacier Bancorp Inc.	3,471,424	98,936
	SLM Corp.	7,191,192	97,944
	Moelis & Co. Class A	2,124,434	95,876
	Hancock Whitney Corp.	2,528,456	93,528
*,1	Credit Acceptance Corp.	200,778	92,382
	Hamilton Lane Inc. Class A	997,449	90,209
	Federated Hermes Inc. Class B	2,624,279	88,884
*	Texas Capital Bancshares Inc.	1,505,053	88,648
	United Community Banks Inc.	3,432,459	87,219
*	Genworth Financial Inc. Class A	14,523,570	85,108
	CNO Financial Group Inc.	3,402,622	80,744
	ServisFirst Bancshares Inc.	1,534,839	80,073
	Ameris Bancorp	2,083,296	79,978
	Kemper Corp.	1,894,013	79,605
	Artisan Partners Asset Management Inc. Class A	2,075,891	77,680
	Piper Sandler Cos.	532,320	77,351
	Associated Banc-Corp	4,445,072	76,055
	International Bancshares Corp.	1,737,300	75,295
	Cathay General Bancorp	2,163,852	75,216
	UMB Financial Corp.	1,205,297	74,789
[1]	Arbor Realty Trust Inc.	4,811,362	73,036
	First Bancorp	5,382,781	72,452
	Walker & Dunlop Inc.	967,548	71,831
	First Hawaiian Inc.	3,971,867	71,692
	Community Bank System Inc.	1,678,256	70,839
*	NMI Holdings Inc. Class A	2,596,586	70,342

		Shares	Market Value ($000)
	WSFS Financial Corp.	1,923,298	70,200
	CVB Financial Corp.	4,213,439	69,817
	Atlantic Union Bankshares Corp.	2,326,190	66,948
	First Interstate BancSystem Inc. Class A	2,629,675	65,584
	Pacific Premier Bancorp Inc.	2,945,234	64,088
	Simmons First National Corp. Class A	3,767,888	63,903
*,1	Upstart Holdings Inc.	2,202,373	62,856
*	Axos Financial Inc.	1,654,971	62,657
	Fulton Financial Corp.	5,169,804	62,606
	Eastern Bankshares Inc.	4,968,776	62,308
	Independent Bank Corp.	1,262,362	61,969
	BGC Group Inc. Class A	11,717,957	61,871
	Bank of Hawaii Corp.	1,244,310	61,830
	Seacoast Banking Corp. of Florida	2,674,764	58,738
	BOK Financial Corp.	732,777	58,608
[1]	TPG Inc. Class A	1,905,907	57,406
	PJT Partners Inc. Class A	690,241	54,833
	First Financial Bancorp	2,793,665	54,756
*	Clearwater Analytics Holdings Inc. Class A	2,824,079	54,618
	BankUnited Inc.	2,374,231	53,895
*	Bancorp Inc.	1,554,558	53,632
*	StoneX Group Inc.	548,988	53,208
	StepStone Group Inc. Class A	1,682,779	53,142
	PennyMac Financial Services Inc.	797,875	53,138
	Washington Federal Inc.	2,041,817	52,311
	First Merchants Corp.	1,836,996	51,105
*,1	Riot Platforms Inc.	5,408,830	50,464
	Ready Capital Corp.	4,880,870	49,346
	BancFirst Corp.	560,419	48,605
	Towne Bank	2,099,244	48,136
*	Goosehead Insurance Inc. Class A	642,975	47,921
	Cohen & Steers Inc.	764,370	47,918
	Navient Corp.	2,780,581	47,882
*	Enova International Inc.	940,594	47,848
	Virtu Financial Inc. Class A	2,700,079	46,630
*	BRP Group Inc. Class A	1,951,492	45,333
	Banner Corp.	1,066,178	45,185
	OFG Bancorp	1,496,972	44,700
	Apollo Commercial Real Estate Finance Inc.	4,374,886	44,318
	NBT Bancorp Inc.	1,390,033	44,050
*,1	Marathon Digital Holdings Inc.	5,114,036	43,469
	Renasant Corp.	1,652,371	43,276
	Virtus Investment Partners Inc.	214,057	43,237
*	Triumph Financial Inc.	665,656	43,128
	WesBanco Inc.	1,756,524	42,894
	Park National Corp.	453,550	42,870
	Independent Bank Group Inc.	1,083,814	42,865
	Federal Agricultural Mortgage Corp. Class C	268,711	41,462
	Enterprise Financial Services Corp.	1,092,191	40,957
	Northwest Bancshares Inc.	3,951,942	40,428
	Claros Mortgage Trust Inc.	3,626,929	40,186
	Victory Capital Holdings Inc. Class A	1,198,838	39,969
	Hilltop Holdings Inc.	1,403,998	39,817
[1]	Chimera Investment Corp.	7,276,139	39,728
*	Cannae Holdings Inc.	2,124,875	39,608
	Pathward Financial Inc.	853,479	39,337
	City Holding Co.	432,588	39,084
	Two Harbors Investment Corp.	2,945,921	39,004

		Shares	Market Value ($000)
	First Commonwealth Financial Corp.	3,163,276	38,624
	Horace Mann Educators Corp.	1,296,040	38,078
*	Palomar Holdings Inc.	729,301	37,012
	Trustmark Corp.	1,691,547	36,757
	Stewart Information Services Corp.	831,563	36,422
	Ladder Capital Corp. Class A	3,514,041	36,054
	Lakeland Financial Corp.	754,377	35,803
	Compass Diversified Holdings	1,867,334	35,050
	First Bancorp (XNGS)	1,240,621	34,911
	National Bank Holdings Corp. Class A	1,172,694	34,899
	Argo Group International Holdings Ltd.	1,160,903	34,641
	Nelnet Inc. Class A	384,526	34,346
	PennyMac Mortgage Investment Trust	2,763,682	34,270
	Westamerica Bancorp	791,697	34,241
	Provident Financial Services Inc.	2,230,718	34,108
	Employers Holdings Inc.	848,434	33,895
	Heartland Financial USA Inc.	1,120,449	32,975
[1]	ARMOUR Residential REIT Inc.	7,705,073	32,747
	Franklin BSP Realty Trust Inc.	2,472,504	32,736
*,1	Trupanion Inc.	1,151,229	32,465
*	Customers Bancorp Inc.	938,563	32,334
	Stock Yards Bancorp Inc.	818,043	32,141
*	Encore Capital Group Inc.	672,581	32,122
	First Busey Corp.	1,657,232	31,852
	FB Financial Corp.	1,119,239	31,742
	ProAssurance Corp.	1,647,124	31,114
	S&T Bancorp Inc.	1,140,060	30,873
	Safety Insurance Group Inc.	449,806	30,672
	AMERISAFE Inc.	609,096	30,497
	Hope Bancorp Inc.	3,426,966	30,329
	MFA Financial Inc.	3,141,703	30,192
	Live Oak Bancshares Inc.	1,036,424	30,004
*	SiriusPoint Ltd.	2,946,652	29,967
*	Avantax Inc.	1,160,382	29,683
	PacWest Bancorp	3,743,639	29,612
	Safehold Inc.	1,659,651	29,542
*,1	Rocket Cos. Inc. Class A	3,583,839	29,316
	Stellar Bancorp Inc.	1,365,491	29,112
	Veritex Holdings Inc.	1,607,760	28,859
	Sandy Spring Bancorp Inc.	1,325,600	28,408
	TriCo Bancshares	867,438	27,784
	Nicolet Bankshares Inc.	393,817	27,481
*	Oscar Health Inc. Class A	4,846,937	26,997
	Enact Holdings Inc.	988,708	26,923
	WisdomTree Inc.	3,780,368	26,463
	Origin Bancorp Inc.	913,084	26,361
[1]	Ellington Financial Inc.	2,098,573	26,169
	Southside Bancshares Inc.	911,789	26,168
	Berkshire Hills Bancorp Inc.	1,296,581	25,996
	Bank First Corp.	336,118	25,932
	OceanFirst Financial Corp.	1,779,868	25,755
	QCR Holdings Inc.	514,779	24,977
	Redwood Trust Inc.	3,489,302	24,879
	Peoples Bancorp Inc.	963,346	24,450
	National Western Life Group Inc. Class A	55,873	24,444
	Mercury General Corp.	867,129	24,306
	Preferred Bank	389,302	24,234
[1]	New York Mortgage Trust Inc.	2,825,845	23,991

		Shares	Market Value ($000)
	First Bancshares Inc.	874,751	23,592
	BrightSpire Capital Inc. Class A	3,762,826	23,555
	Lakeland Bancorp Inc.	1,851,794	23,370
	Brookline Bancorp Inc.	2,542,527	23,162
[1]	B. Riley Financial Inc.	555,545	22,772
	German American Bancorp Inc.	840,496	22,769
*	PRA Group Inc.	1,170,822	22,491
	Dime Community Bancshares Inc.	1,101,151	21,979
*	Open Lending Corp.	2,935,132	21,485
	ConnectOne Bancorp Inc.	1,192,696	21,266
	Dynex Capital Inc.	1,723,960	20,584
*,1	Skyward Specialty Insurance Group Inc.	748,565	20,481
	TFS Financial Corp.	1,714,510	20,266
*	LendingClub Corp.	3,283,854	20,032
*,1	Lemonade Inc.	1,674,937	19,463
	Banc of California Inc.	1,550,511	19,195
	Brightsphere Investment Group Inc.	981,747	19,036
	Capitol Federal Financial Inc.	3,952,960	18,856
	Old Second Bancorp Inc.	1,367,182	18,607
	Premier Financial Corp.	1,072,357	18,294
	Heritage Financial Corp.	1,102,412	17,980
	Community Trust Bancorp Inc.	515,007	17,644
	KKR Real Estate Finance Trust Inc.	1,451,080	17,224
	Tompkins Financial Corp.	345,317	16,917
	Eagle Bancorp Inc.	784,946	16,837
*	Ambac Financial Group Inc.	1,386,506	16,721
	Amerant Bancorp Inc. Class A	951,334	16,591
	First Mid Bancshares Inc.	617,308	16,396
*	AssetMark Financial Holdings Inc.	640,865	16,073
	Hanmi Financial Corp.	968,596	15,720
	P10 Inc. Class A	1,343,205	15,648
[1]	UWM Holdings Corp. Class A	3,194,929	15,495
	Byline Bancorp Inc.	777,481	15,324
	F&G Annuities & Life Inc.	544,128	15,268
	TrustCo Bank Corp.	550,930	15,035
	Diamond Hill Investment Group Inc.	87,521	14,753
	Univest Financial Corp.	848,090	14,740
	Farmers National Banc Corp.	1,273,130	14,717
	Washington Trust Bancorp Inc.	552,876	14,557
	Great Southern Bancorp Inc.	302,904	14,515
	Heritage Commerce Corp.	1,711,952	14,500
	Business First Bancshares Inc.	759,255	14,244
	James River Group Holdings Ltd.	921,185	14,140
	United Fire Group Inc.	714,514	14,112
	Cambridge Bancorp	222,214	13,842
	Mercantile Bank Corp.	445,144	13,759
*	Columbia Financial Inc.	872,234	13,703
*	EZCORP Inc. Class A	1,624,375	13,401
	Central Pacific Financial Corp.	801,026	13,361
*	Coastal Financial Corp.	308,378	13,233
	HarborOne Bancorp Inc.	1,385,460	13,190
	Kearny Financial Corp.	1,871,083	12,967
	Peapack-Gladstone Financial Corp.	493,833	12,667
	Midland States Bancorp Inc.	614,037	12,612
[1]	NewtekOne Inc.	847,975	12,508
	First Community Bankshares Inc.	423,255	12,465
[1]	TPG RE Finance Trust Inc.	1,817,114	12,229
*	CrossFirst Bankshares Inc.	1,202,409	12,132

		Shares	Market Value ($000)
	Northfield Bancorp Inc.	1,279,932	12,095
	Horizon Bancorp Inc.	1,130,130	12,070
	Merchants Bancorp	434,604	12,047
	Southern Missouri Bancorp Inc.	310,151	12,000
*	World Acceptance Corp.	94,353	11,988
	Amalgamated Financial Corp.	689,657	11,876
	Capital City Bank Group Inc.	397,180	11,848
	Invesco Mortgage Capital Inc.	1,172,042	11,732
	HomeTrust Bancshares Inc.	539,258	11,686
	Universal Insurance Holdings Inc.	826,787	11,592
	American National Bankshares Inc.	302,173	11,464
	Camden National Corp.	403,181	11,378
*	Metropolitan Bank Holding Corp.	311,071	11,286
	Republic Bancorp Inc. Class A	253,793	11,180
[1]	GCM Grosvenor Inc. Class A	1,437,229	11,153
	Independent Bank Corp. (Michigan)	599,260	10,990
	Metrocity Bankshares Inc.	558,211	10,986
	Tiptree Inc. Class A	651,681	10,922
	Flushing Financial Corp.	829,310	10,889
	Equity Bancshares Inc. Class A	443,588	10,677
	CNB Financial Corp.	588,697	10,661
[1]	Orchid Island Capital Inc.	1,210,826	10,304
	First Financial Corp.	303,927	10,276
	HCI Group Inc.	187,501	10,179
	Hingham Institution For Savings	53,653	10,020
*	MBIA Inc.	1,382,103	9,965
	Shore Bancshares Inc.	944,911	9,940
	1st Source Corp.	234,956	9,889
	Alerus Financial Corp.	537,268	9,768
	Bar Harbor Bankshares	412,183	9,740
	First Foundation Inc.	1,567,086	9,528
	Esquire Financial Holdings Inc.	206,705	9,444
[1]	Burke & Herbert Financial Services Corp.	202,900	9,428
	SmartFinancial Inc.	428,719	9,162
	Northeast Bank	206,474	9,106
*	Carter Bankshares Inc.	712,025	8,922
[1]	NexPoint Diversified Real Estate Trust	1,006,100	8,763
*	Greenlight Capital Re Ltd. Class A	776,574	8,340
	First Bank	770,907	8,310
	Macatawa Bank Corp.	925,613	8,294
	Bank of Marin Bancorp	447,868	8,187
	BayCom Corp.	415,597	7,984
	Donegal Group Inc. Class A	556,771	7,937
	Northeast Community Bancorp Inc.	529,675	7,818
	First of Long Island Corp.	676,836	7,790
	Granite Point Mortgage Trust Inc.	1,592,579	7,772
	South Plains Financial Inc.	292,506	7,734
	Civista Bancshares Inc.	497,943	7,718
	ACNB Corp.	240,241	7,594
	Financial Institutions Inc.	450,573	7,583
	Sierra Bancorp	399,592	7,576
	Mid Penn Bancorp Inc.	374,344	7,536
	Greenhill & Co. Inc.	504,313	7,464
*	Net Power Inc.	487,100	7,355
	First Bancorp Inc.	312,385	7,341
	Arrow Financial Corp.	425,176	7,237
	Citizens & Northern Corp.	410,526	7,205
	Peoples Financial Services Corp.	179,285	7,189

		Shares	Market Value ($000)
	Capstar Financial Holdings Inc.	501,635	7,118
	Guaranty Bancshares Inc.	245,483	7,043
	Northrim Bancorp Inc.	176,916	7,009
	Enterprise Bancorp Inc.	255,668	7,000
	FS Bancorp Inc.	235,608	6,950
*	Oportun Financial Corp.	960,206	6,933
[1]	Chicago Atlantic Real Estate Finance Inc.	466,820	6,872
	Summit Financial Group Inc.	304,535	6,864
	MVB Financial Corp.	303,098	6,844
	Orrstown Financial Services Inc.	324,496	6,818
	West Bancorp Inc.	414,402	6,759
[3]	Franklin Financial Services Corp.	232,538	6,627
	Unity Bancorp Inc.	282,715	6,624
	Waterstone Financial Inc.	604,252	6,617
*	FVCBankcorp Inc.	514,940	6,596
	Timberland Bancorp Inc.	242,733	6,578
	Home Bancorp Inc.	206,339	6,576
*	Blue Foundry Bancorp	782,802	6,552
	Norwood Financial Corp.	253,794	6,538
	Crawford & Co. Class B	747,804	6,409
*,1	Forge Global Holdings Inc.	3,118,181	6,330
	Citizens Financial Services Inc.	131,902	6,321
	First Business Financial Services Inc.	210,016	6,303
*	Third Coast Bancshares Inc.	367,175	6,279
	AFC Gamma Inc.	528,841	6,209
	Regional Management Corp.	224,220	6,206
	PCB Bancorp	401,511	6,203
	John Marshall Bancorp Inc.	346,600	6,187
*	Southern First Bancshares Inc.	226,710	6,108
	Codorus Valley Bancorp Inc.	327,297	6,101
	Oppenheimer Holdings Inc. Class A	158,975	6,090
	MidWestOne Financial Group Inc.	298,754	6,074
*	eHealth Inc.	816,369	6,041
	Fidelity D&D Bancorp Inc.	132,823	6,030
	Oak Valley Bancorp	239,900	6,017
	Virginia National Bankshares Corp.	195,778	5,942
	Middlefield Banc Corp.	232,314	5,903
	Five Star Bancorp	293,908	5,896
	Red River Bancshares Inc.	127,746	5,871
	Farmers & Merchants Bancorp Inc.	333,453	5,845
	Sculptor Capital Management Inc. Class A	501,075	5,812
	Plumas Bancorp	168,907	5,766
[1]	Sachem Capital Corp.	1,608,096	5,677
	RBB Bancorp	440,333	5,627
*	Heritage Insurance Holdings Inc.	864,537	5,611
	HBT Financial Inc.	305,390	5,570
	Investors Title Co.	37,598	5,568
	Primis Financial Corp.	682,667	5,564
	Princeton Bancorp Inc.	191,688	5,557
	Colony Bankcorp Inc.	550,804	5,505
*	Bridgewater Bancshares Inc.	574,377	5,445
*,1	Hagerty Inc. Class A	651,800	5,325
	C&F Financial Corp.	99,227	5,319
	Seven Hills Realty Trust	482,900	5,273
	Silvercrest Asset Management Group Inc. Class A	330,416	5,244
	Greene County Bancorp Inc.	210,368	5,059
	Ames National Corp.	304,055	5,044
*	Ocwen Financial Corp.	193,274	5,002

		Shares	Market Value ($000)
*	Sterling Bancorp Inc.	856,407	5,001
*	LendingTree Inc.	321,603	4,985
	Parke Bancorp Inc.	306,015	4,985
*	Arlington Asset Investment Corp. Class A	1,148,538	4,916
[1]	Medallion Financial Corp.	698,986	4,907
	Bankwell Financial Group Inc.	201,545	4,892
*	Ponce Financial Group Inc.	620,432	4,852
	MainStreet Bancshares Inc.	235,247	4,832
	Orange County Bancorp Inc.	111,832	4,828
	National Bankshares Inc.	192,376	4,817
	BCB Bancorp Inc.	430,285	4,793
	LCNB Corp.	335,831	4,792
	Capital Bancorp Inc.	250,159	4,786
	Central Valley Community Bancorp	335,244	4,730
*,1	Kingsway Financial Services Inc.	607,298	4,585
*	Provident Bancorp Inc.	470,772	4,562
	Western New England Bancorp Inc.	692,944	4,497
*	NI Holdings Inc.	346,693	4,462
*	California Bancorp	219,318	4,408
	First Community Corp.	254,872	4,402
	Evans Bancorp Inc.	164,147	4,399
*	Heritage Global Inc.	1,401,176	4,372
	Great Ajax Corp.	672,741	4,332
*	Pioneer Bancorp Inc.	497,336	4,247
	Chemung Financial Corp.	107,126	4,243
	Southern States Bancshares Inc.	185,792	4,197
	HomeStreet Inc.	535,464	4,171
	ChoiceOne Financial Services Inc.	210,670	4,138
*	First Western Financial Inc.	222,640	4,041
	Penns Woods Bancorp Inc.	190,732	4,021
	First Internet Bancorp	247,933	4,019
*,1	Citizens Inc. Class A	1,402,435	3,997
	William Penn Bancorp	318,150	3,971
	Nexpoint Real Estate Finance Inc.	241,453	3,950
	OP Bancorp	427,154	3,908
	Peoples Bancorp of North Carolina Inc.	172,294	3,873
	ESSA Bancorp Inc.	257,669	3,868
	Meridian Corp.	367,884	3,603
	Investar Holding Corp.	331,586	3,512
	AG Mortgage Investment Trust Inc.	622,463	3,455
*	ECB Bancorp Inc.	306,402	3,370
[1]	Angel Oak Mortgage REIT Inc.	394,035	3,361
	Bank7 Corp.	146,279	3,293
*,1	American Coastal Insurance Corp.	440,681	3,243
	HMN Financial Inc.	169,022	3,233
	Riverview Bancorp Inc.	571,750	3,179
	Federal Agricultural Mortgage Corp. Class A	24,971	3,175
*,1	Hippo Holdings Inc.	393,681	3,138
	First United Corp.	188,849	3,064
	Eagle Bancorp Montana Inc.	257,546	3,044
	First Northwest Bancorp	246,872	3,029
	Summit State Bank	181,477	2,989
	Guild Holdings Co. Class A	272,500	2,989
	First National Corp.	165,138	2,946
	First Financial Northwest Inc.	230,131	2,927
*,1	Consumer Portfolio Services Inc.	316,832	2,874
	BankFinancial Corp.	328,418	2,831
	Westwood Holdings Group Inc.	277,674	2,818

		Shares	Market Value ($000)
	Hawthorn Bancshares Inc.	164,209	2,668
[1]	Cherry Hill Mortgage Investment Corp.	710,975	2,645
	Hanover Bancorp Inc.	145,775	2,637
*,1	Maiden Holdings Ltd.	1,475,921	2,598
*,1	Root Inc. Class A	270,892	2,576
	Luther Burbank Corp.	304,937	2,561
*	Velocity Financial Inc.	225,504	2,548
*	Security National Financial Corp. Class A	308,551	2,419
*,3	1895 Bancorp of Wisconsin Inc.	331,179	2,378
	Blue Ridge Bankshares Inc.	525,645	2,376
	Provident Financial Holdings Inc.	178,916	2,342
	First Savings Financial Group Inc.	153,781	2,299
	Old Point Financial Corp.	119,700	2,186
*,1	SWK Holdings Corp.	138,755	2,185
	Western Asset Mortgage Capital Corp.	228,767	2,150
	Finward Bancorp	101,400	2,128
	LINKBANCORP Inc.	307,322	2,114
*,1	Bakkt Holdings Inc.	1,805,265	2,112
	TC Bancshares Inc.	151,263	2,087
[1]	Ellington Residential Mortgage REIT	334,462	2,077
*	Broadway Financial Corp.	2,114,129	2,072
	Union Bankshares Inc.	92,353	2,069
	Territorial Bancorp Inc.	226,146	2,056
*	ACRES Commercial Realty Corp.	245,355	2,036
	Partners Bancorp	255,395	1,979
*	USCB Financial Holdings Inc.	185,252	1,947
*	Finance of America Cos. Inc. Class A	1,481,602	1,896
	First Guaranty Bancshares Inc.	167,977	1,848
*	Catalyst Bancorp Inc.	151,200	1,843
	Associated Capital Group Inc. Class A	48,920	1,786
*	Finwise Bancorp	200,082	1,729
*	NSTS Bancorp Inc.	186,636	1,685
*	Midwest Holding Inc.	63,674	1,665
*	loanDepot Inc. Class A	961,855	1,654
	Lument Finance Trust Inc.	759,175	1,579
	First Capital Inc.	56,504	1,520
*,1	GoHealth Inc. Class A	103,499	1,500
	BV Financial Inc.	136,780	1,379
*	Great Elm Group Inc.	643,568	1,377
*,1	OppFi Inc.	543,794	1,370
*,1	Dave Inc.	214,024	1,359
[1]	Hennessy Advisors Inc.	185,534	1,262
[1]	Manhattan Bridge Capital Inc.	262,659	1,261
	US Global Investors Inc. Class A	376,672	1,074
	AmeriServ Financial Inc.	351,198	931
	Bayfirst Financial Corp.	80,429	897
*	Bogota Financial Corp.	114,181	843
*,1	Doma Holdings Inc.	164,352	835
*,1	Curo Group Holdings Corp.	735,347	772
*	Patriot National Bancorp Inc.	101,605	723
*,1	Nicholas Financial Inc.	148,305	718
	Bank of the James Financial Group Inc.	66,294	680
*	Ashford Inc.	104,740	645
	CB Financial Services Inc.	24,347	528
	Lake Shore Bancorp Inc.	49,379	507
	United Security Bancshares	65,909	490
[1]	MarketWise Inc.	304,854	488
*	Generations Bancorp NY Inc.	50,841	444

		Shares	Market Value ($000)
*	PB Bankshares Inc.	34,141	433
*	Safeguard Scientifics Inc.	417,279	417
*	BM Technologies Inc.	196,926	394
*,1	Siebert Financial Corp.	188,535	375
*	Kingstone Cos. Inc.	193,591	341
*	Carver Bancorp Inc.	133,111	289
	Village Bank & Trust Financial Corp.	5,610	255
*,1	NeuroOne Medical Technologies Corp.	268,451	239
*,1	BioRestorative Therapies Inc.	121,046	215
	Kentucky First Federal Bancorp	37,023	190
*	OptimumBank Holdings Inc.	48,881	155
	Texas Community Bancshares Inc.	9,328	120
	First Seacoast Bancorp	16,524	116
*,1	Altisource Asset Management Corp.	13,490	93
*,1	CXApp Inc.	50,571	92
	Atlantic American Corp.	35,061	68
*	FG Financial Group Inc.	35,157	49
*	Hallmark Financial Services Inc.	20,748	41
*	CFSB Bancorp Inc.	4,486	32
*	Vericity Inc.	3,536	19
*,1	SHF Holdings Inc.	20,499	16
	FNCB Bancorp Inc.	1,502	9
			136,612,581
Health Care (12.7%)
	UnitedHealth Group Inc.	28,858,990	14,550,414
	Eli Lilly & Co.	26,617,282	14,296,941
	Johnson & Johnson	75,030,233	11,685,959
	AbbVie Inc.	54,990,843	8,196,935
	Merck & Co. Inc.	79,063,664	8,139,604
	Thermo Fisher Scientific Inc.	12,024,395	6,086,388
	Pfizer Inc.	175,927,561	5,835,517
	Abbott Laboratories	54,083,382	5,237,976
	Danaher Corp.	20,702,770	5,136,357
	Amgen Inc.	16,665,402	4,478,993
	Bristol-Myers Squibb Co.	65,102,579	3,778,554
	Medtronic plc	41,465,009	3,249,198
*	Intuitive Surgical Inc.	10,945,308	3,199,204
	Elevance Health Inc.	7,339,262	3,195,661
	Stryker Corp.	10,651,538	2,910,746
	Gilead Sciences Inc.	38,814,528	2,908,761
*	Vertex Pharmaceuticals Inc.	8,039,567	2,795,679
	Cigna Group	9,216,906	2,636,680
*	Regeneron Pharmaceuticals Inc.	3,158,875	2,599,628
*	Boston Scientific Corp.	45,627,129	2,409,112
	Becton Dickinson & Co.	9,040,900	2,337,344
	Zoetis Inc. Class A	12,907,050	2,245,569
	Humana Inc.	3,858,348	1,877,163
	HCA Healthcare Inc.	6,351,891	1,562,438
*	Edwards Lifesciences Corp.	18,944,255	1,312,458
*	Centene Corp.	16,868,406	1,161,896
*	Biogen Inc.	4,512,894	1,159,859
*	IDEXX Laboratories Inc.	2,585,910	1,130,741
*	Dexcom Inc.	12,073,576	1,126,465
*	IQVIA Holdings Inc.	5,419,569	1,066,300
*	Moderna Inc.	10,073,996	1,040,543
	Agilent Technologies Inc.	9,113,905	1,019,117
*	Seagen Inc.	4,380,720	929,370
*	Veeva Systems Inc. Class A	4,534,849	922,615

		Shares	Market Value ($000)
	West Pharmaceutical Services Inc.	2,298,455	862,403
*	Horizon Therapeutics plc	7,127,910	824,628
	GE HealthCare Technologies Inc.	12,041,904	819,331
	Zimmer Biomet Holdings Inc.	6,505,095	730,002
*	Align Technology Inc.	2,263,063	690,958
*	Alnylam Pharmaceuticals Inc.	3,886,831	688,358
	ResMed Inc.	4,587,406	678,340
	Cardinal Health Inc.	7,810,802	678,134
*	Illumina Inc.	4,933,908	677,327
	STERIS plc	3,080,098	675,835
	Baxter International Inc.	15,774,415	595,326
*	Molina Healthcare Inc.	1,810,704	593,712
	Laboratory Corp. of America Holdings	2,763,742	555,650
*	Hologic Inc.	7,631,705	529,640
*	BioMarin Pharmaceutical Inc.	5,847,441	517,382
	Cooper Cos. Inc.	1,543,400	490,817
*	Avantor Inc.	21,059,149	443,927
	Quest Diagnostics Inc.	3,510,691	427,813
	Revvity Inc.	3,854,924	426,740
*	Exact Sciences Corp.	5,645,943	385,166
	Viatris Inc.	37,336,010	368,133
*	Insulet Corp.	2,172,576	346,504
*	Neurocrine Biosciences Inc.	3,035,564	341,501
*	Incyte Corp.	5,909,726	341,405
*	Sarepta Therapeutics Inc.	2,777,691	336,712
	Bio-Techne Corp.	4,912,956	334,425
*	United Therapeutics Corp.	1,470,182	332,070
	Royalty Pharma plc Class A	11,888,049	322,642
*	Charles River Laboratories International Inc.	1,593,607	312,315
*	Henry Schein Inc.	4,054,643	301,057
	Teleflex Inc.	1,466,844	288,103
*	Penumbra Inc.	1,134,521	274,452
*,1	Repligen Corp.	1,647,664	261,995
*	Jazz Pharmaceuticals plc	1,892,052	244,907
*	Catalent Inc.	5,337,318	243,008
	Chemed Corp.	467,542	242,982
	Universal Health Services Inc. Class B	1,833,468	230,522
*	Bio-Rad Laboratories Inc. Class A	637,762	228,606
*	Shockwave Medical Inc.	1,146,856	228,339
	DENTSPLY SIRONA Inc.	6,612,106	225,870
*	Exelixis Inc.	9,881,441	215,909
*	Tenet Healthcare Corp.	3,188,489	210,090
	Encompass Health Corp.	2,993,866	201,068
*	HealthEquity Inc.	2,655,117	193,956
*	Acadia Healthcare Co. Inc.	2,750,525	193,389
*	Ionis Pharmaceuticals Inc.	4,257,121	193,103
	Bruker Corp.	2,978,323	185,550
*	Option Care Health Inc.	5,633,550	182,245
*	Globus Medical Inc. Class A	3,664,924	181,963
*	Inspire Medical Systems Inc.	909,899	180,560
*	Medpace Holdings Inc.	710,905	172,131
*	Elanco Animal Health Inc.	15,281,872	171,768
*	Karuna Therapeutics Inc.	1,007,654	170,384
*	agilon health Inc.	9,487,079	168,491
*	Halozyme Therapeutics Inc.	4,084,679	156,035
	Ensign Group Inc.	1,652,728	153,588
*	Natera Inc.	3,431,728	151,854
*	Lantheus Holdings Inc.	2,121,400	147,395

		Shares	Market Value ($000)
*	DaVita Inc.	1,557,293	147,211
*	Alkermes plc	5,154,340	144,373
*	Envista Holdings Corp.	5,082,966	141,713
*	Haemonetics Corp.	1,574,449	141,039
*	Intra-Cellular Therapies Inc.	2,678,287	139,512
*	Masimo Corp.	1,577,983	138,358
	Organon & Co.	7,936,001	137,769
	Perrigo Co. plc	4,205,587	134,369
*	Vaxcyte Inc.	2,629,535	134,054
*	Merit Medical Systems Inc.	1,791,113	123,623
*	ImmunoGen Inc.	7,766,338	123,252
*	10X Genomics Inc. Class A	2,919,207	120,417
*	Insmed Inc.	4,734,196	119,538
*	Apellis Pharmaceuticals Inc.	3,108,953	118,265
*	QuidelOrtho Corp.	1,561,741	114,070
*	Neogen Corp.	6,080,009	112,723
*	Amicus Therapeutics Inc.	8,895,243	108,166
*	Glaukos Corp.	1,434,267	107,929
*	Guardant Health Inc.	3,447,683	102,189
	CONMED Corp.	954,838	96,295
*	Azenta Inc.	1,910,431	95,885
*	Amedisys Inc.	1,021,068	95,368
*	Blueprint Medicines Corp.	1,885,609	94,695
*	Inari Medical Inc.	1,428,557	93,428
*	Bridgebio Pharma Inc.	3,530,903	93,110
*	Cytokinetics Inc.	3,138,624	92,464
*	Evolent Health Inc. Class A	3,370,502	91,779
*	Teladoc Health Inc.	4,882,248	90,761
*	R1 RCM Inc.	5,928,507	89,343
*	Prestige Consumer Healthcare Inc.	1,555,831	88,978
*	Krystal Biotech Inc.	761,209	88,300
*	Axonics Inc.	1,566,684	87,922
*	Progyny Inc.	2,569,555	87,416
*	REVOLUTION Medicines Inc.	3,136,939	86,830
*	Arrowhead Pharmaceuticals Inc.	3,229,764	86,784
*	iRhythm Technologies Inc.	902,896	85,107
*	ICU Medical Inc.	712,204	84,759
*	Mirati Therapeutics Inc.	1,908,503	83,134
*	Intellia Therapeutics Inc.	2,627,141	83,070
*,1	Ginkgo Bioworks Holdings Inc. Class A	45,787,087	82,875
*	Integra LifeSciences Holdings Corp.	2,168,397	82,811
*,1	Axsome Therapeutics Inc.	1,173,016	81,982
	Patterson Cos. Inc.	2,749,664	81,500
*	Integer Holdings Corp.	1,036,898	81,324
*	Enovis Corp.	1,538,274	81,113
	Select Medical Holdings Corp.	3,177,854	80,304
	Premier Inc. Class A	3,717,372	79,923
*	ACADIA Pharmaceuticals Inc.	3,795,124	79,090
*	Fortrea Holdings Inc.	2,764,563	79,039
*	Immunovant Inc.	1,997,077	76,668
*	Doximity Inc. Class A	3,594,131	76,267
*	Akero Therapeutics Inc.	1,497,470	75,742
*	Ultragenyx Pharmaceutical Inc.	2,099,603	74,851
*	Madrigal Pharmaceuticals Inc.	491,239	71,741
*	Privia Health Group Inc.	3,066,045	70,519
*,1	Corcept Therapeutics Inc.	2,536,180	69,098
*	Denali Therapeutics Inc.	3,201,859	66,054
*	Surgery Partners Inc.	2,168,762	63,436

		Shares	Market Value ($000)
*	Omnicell Inc.	1,400,544	63,081
*	Dynavax Technologies Corp.	4,195,955	61,974
*	AtriCure Inc.	1,394,114	61,062
*	STAAR Surgical Co.	1,505,596	60,495
*	Pacific Biosciences of California Inc.	7,196,446	60,090
*	Crinetics Pharmaceuticals Inc.	1,959,984	58,290
*	CorVel Corp.	288,456	56,725
*	Certara Inc.	3,794,220	55,168
*	Novocure Ltd.	3,308,930	53,439
*	Beam Therapeutics Inc.	2,188,431	52,632
*	TransMedics Group Inc.	956,448	52,366
*	Amphastar Pharmaceuticals Inc.	1,135,929	52,241
*	RadNet Inc.	1,852,238	52,215
*	PTC Therapeutics Inc.	2,323,688	52,074
*	Cymabay Therapeutics Inc.	3,459,284	51,578
*	NeoGenomics Inc.	4,065,462	50,005
*	Veracyte Inc.	2,227,245	49,734
*	Ventyx Biosciences Inc.	1,421,339	49,363
*	Vericel Corp.	1,470,862	49,303
*	NextGen Healthcare Inc.	2,040,939	48,431
*	Ideaya Biosciences Inc.	1,726,758	46,588
*	Sotera Health Co.	3,102,788	46,480
*	Cerevel Therapeutics Holdings Inc.	2,086,416	45,546
*	Supernus Pharmaceuticals Inc.	1,609,153	44,364
*	Addus HomeCare Corp.	509,374	43,394
*,1	PROCEPT BioRobotics Corp.	1,321,553	43,360
*	Agios Pharmaceuticals Inc.	1,737,316	42,999
	US Physical Therapy Inc.	459,653	42,164
*	Tandem Diabetes Care Inc.	2,021,523	41,987
*	Arcellx Inc.	1,169,388	41,958
*	Pacira BioSciences Inc.	1,359,179	41,700
*	BioCryst Pharmaceuticals Inc.	5,869,953	41,559
*	Apollo Medical Holdings Inc.	1,342,542	41,417
*	Celldex Therapeutics Inc.	1,488,388	40,960
*,1	Recursion Pharmaceuticals Inc. Class A	5,249,860	40,161
*	Rhythm Pharmaceuticals Inc.	1,749,428	40,106
*	Nuvalent Inc. Class A	872,301	40,100
*	Ironwood Pharmaceuticals Inc. Class A	4,133,811	39,809
*	Myriad Genetics Inc.	2,422,843	38,862
*	Rocket Pharmaceuticals Inc.	1,878,825	38,497
*	Xencor Inc.	1,901,805	38,321
*	Owens & Minor Inc.	2,290,247	37,010
*	Catalyst Pharmaceuticals Inc.	3,127,742	36,563
*	UFP Technologies Inc.	222,253	35,883
*	TG Therapeutics Inc.	4,280,562	35,785
*	SpringWorks Therapeutics Inc.	1,544,716	35,714
*	Maravai LifeSciences Holdings Inc. Class A	3,501,730	35,017
*	Geron Corp.	16,290,065	34,535
*	Twist Bioscience Corp.	1,674,494	33,925
*	Harmony Biosciences Holdings Inc.	1,030,691	33,776
*	Alphatec Holdings Inc.	2,586,336	33,545
*	Zentalis Pharmaceuticals Inc.	1,647,110	33,041
*	Warby Parker Inc. Class A	2,505,204	32,968
*	Sage Therapeutics Inc.	1,599,093	32,909
*,1	Mirum Pharmaceuticals Inc.	1,037,813	32,795
	LeMaitre Vascular Inc.	599,848	32,680
*	MannKind Corp.	7,757,777	32,040
*	Pediatrix Medical Group Inc.	2,489,452	31,641

		Shares	Market Value ($000)
*	Iovance Biotherapeutics Inc.	6,888,806	31,344
*	Viking Therapeutics Inc.	2,778,540	30,758
*	Relay Therapeutics Inc.	3,654,343	30,733
*	Amylyx Pharmaceuticals Inc.	1,658,566	30,368
*	Ligand Pharmaceuticals Inc.	495,497	29,690
*	Revance Therapeutics Inc.	2,568,652	29,462
*	Phreesia Inc.	1,576,739	29,453
*	Vir Biotechnology Inc.	3,136,725	29,391
*	Syndax Pharmaceuticals Inc.	2,018,344	29,306
*	Avanos Medical Inc.	1,449,219	29,303
	National Research Corp.	653,114	28,979
*	ANI Pharmaceuticals Inc.	494,490	28,710
*	89bio Inc.	1,855,001	28,641
*	Hims & Hers Health Inc.	4,519,954	28,431
*	Protagonist Therapeutics Inc.	1,700,416	28,363
*	Arvinas Inc.	1,439,825	28,278
*	Ardelyx Inc.	6,867,148	28,018
	National HealthCare Corp.	436,033	27,897
*	Quanterix Corp.	1,026,087	27,848
	Embecta Corp.	1,784,266	26,853
*	Pliant Therapeutics Inc.	1,547,645	26,836
*	Morphic Holding Inc.	1,169,956	26,804
*	Arcus Biosciences Inc.	1,481,025	26,584
*	EQRx Inc.	11,586,300	25,722
*	Innoviva Inc.	1,926,684	25,028
*	Keros Therapeutics Inc.	784,812	25,020
*	Replimune Group Inc.	1,436,380	24,576
*	MiMedx Group Inc.	3,362,582	24,513
*	SI-BONE Inc.	1,147,891	24,381
	Healthcare Services Group Inc.	2,327,311	24,274
*	Cogent Biosciences Inc.	2,470,640	24,089
*	Brookdale Senior Living Inc.	5,604,636	23,203
*,1	Verve Therapeutics Inc.	1,738,141	23,048
*	ADMA Biologics Inc.	6,411,673	22,954
*,1	Day One Biopharmaceuticals Inc.	1,857,067	22,786
*	Deciphera Pharmaceuticals Inc.	1,760,798	22,397
*	Accolade Inc.	2,115,278	22,380
*	RxSight Inc.	797,938	22,254
*	Varex Imaging Corp.	1,183,858	22,245
*	Collegium Pharmaceutical Inc.	991,246	22,154
*	Multiplan Corp.	12,915,776	21,699
*	Adaptive Biotechnologies Corp.	3,938,397	21,464
*	AdaptHealth Corp. Class A	2,337,979	21,276
*	Viridian Therapeutics Inc.	1,378,789	21,151
*,1	Intercept Pharmaceuticals Inc.	1,123,441	20,829
*	Travere Therapeutics Inc.	2,313,358	20,681
*,1	Cassava Sciences Inc.	1,231,881	20,499
*	REGENXBIO Inc.	1,239,237	20,398
*,1	OPKO Health Inc.	12,728,537	20,366
*	Nevro Corp.	1,046,584	20,115
*	Kura Oncology Inc.	2,195,764	20,025
*	RAPT Therapeutics Inc.	1,200,884	19,959
*,1	Novavax Inc.	2,747,631	19,893
*	Editas Medicine Inc.	2,492,584	19,442
*	Inhibrx Inc.	1,052,472	19,313
*,1	Tango Therapeutics Inc.	1,700,696	19,150
*	Alignment Healthcare Inc.	2,719,836	18,876
*	Avid Bioservices Inc.	1,945,642	18,367

		Shares	Market Value ($000)
*	Arcturus Therapeutics Holdings Inc.	716,967	18,319
*	Cytek Biosciences Inc.	3,288,520	18,153
*,1	Disc Medicine Inc.	384,215	18,050
*,1	Cabaletta Bio Inc.	1,172,821	17,850
*	Kymera Therapeutics Inc.	1,248,748	17,358
*	Enhabit Inc.	1,542,041	17,348
*	Treace Medical Concepts Inc.	1,315,755	17,250
*	Amneal Pharmaceuticals Inc.	4,061,878	17,141
*,1	OmniAb Inc.	3,296,609	17,109
*	PetIQ Inc. Class A	867,296	17,086
*	Artivion Inc.	1,123,317	17,029
*	Silk Road Medical Inc.	1,118,088	16,760
*,1	Point Biopharma Global Inc.	2,497,527	16,659
*	Outset Medical Inc.	1,530,598	16,653
	Atrion Corp.	39,845	16,463
*	Health Catalyst Inc.	1,626,169	16,457
*	BioLife Solutions Inc.	1,173,331	16,204
*,1	Tarsus Pharmaceuticals Inc.	911,649	16,200
*,1	LifeStance Health Group Inc.	2,350,645	16,149
*	Fulgent Genetics Inc.	603,703	16,143
	HealthStream Inc.	721,873	15,578
*	Kiniksa Pharmaceuticals Ltd. Class A	893,713	15,524
*	Avidity Biosciences Inc.	2,380,299	15,186
*,1	Apogee Therapeutics Inc.	709,568	15,114
*	Evolus Inc.	1,640,561	14,995
*,1	Savara Inc.	3,930,071	14,856
*,1	Anavex Life Sciences Corp.	2,266,872	14,848
*	4D Molecular Therapeutics Inc.	1,139,344	14,504
*,1	Genelux Corp.	591,200	14,478
*,1	Taysha Gene Therapies Inc.	4,570,914	14,444
*	OrthoPediatrics Corp.	446,225	14,279
*	Harrow Inc.	992,128	14,257
*	Orthofix Medical Inc.	1,079,096	13,877
*	Castle Biosciences Inc.	819,406	13,840
*	DocGo Inc.	2,537,297	13,524
*	Surmodics Inc.	421,394	13,523
*	Alector Inc.	2,043,595	13,242
*	GoodRx Holdings Inc. Class A	2,333,432	13,137
*	Dyne Therapeutics Inc.	1,453,532	13,024
*,1	Prime Medicine Inc.	1,363,505	13,008
*,1	Zymeworks Inc.	2,028,900	12,863
*	OraSure Technologies Inc.	2,157,546	12,794
*	Paragon 28 Inc.	1,009,325	12,667
*	Olema Pharmaceuticals Inc.	1,022,226	12,624
*	Aclaris Therapeutics Inc.	1,838,428	12,593
*	ModivCare Inc.	396,009	12,478
*	Nurix Therapeutics Inc.	1,571,546	12,352
*,1	Allogene Therapeutics Inc.	3,876,439	12,288
*	Marinus Pharmaceuticals Inc.	1,507,998	12,139
*,1	AN2 Therapeutics Inc.	749,421	12,051
*,1	Avita Medical Inc.	816,217	11,925
*	CareDx Inc.	1,662,508	11,638
*	Community Health Systems Inc.	3,983,855	11,553
*	ACELYRIN Inc.	1,131,724	11,510
*,1	Phathom Pharmaceuticals Inc.	1,108,452	11,495
*,1	Sana Biotechnology Inc.	2,968,610	11,489
*	Coherus Biosciences Inc.	3,066,720	11,470
*,1	Vera Therapeutics Inc. Class A	835,574	11,456

		Shares	Market Value ($000)
*	Aldeyra Therapeutics Inc.	1,696,710	11,334
*	KalVista Pharmaceuticals Inc.	1,153,121	11,105
*,1	Clover Health Investments Corp. Class A	10,280,134	11,103
*	Caribou Biosciences Inc.	2,272,290	10,862
*	Agenus Inc.	9,494,960	10,729
*	Pulmonx Corp.	1,028,344	10,623
*,1	Theravance Biopharma Inc.	1,226,993	10,589
*	Voyager Therapeutics Inc.	1,344,790	10,422
*,1	ORIC Pharmaceuticals Inc.	1,719,236	10,401
*	AnaptysBio Inc.	574,301	10,314
*,1	Bluebird Bio Inc.	3,387,541	10,298
*,1	Biomea Fusion Inc.	745,055	10,252
*	Alpine Immune Sciences Inc.	870,329	9,965
*	SomaLogic Inc.	4,157,015	9,935
*,1	HilleVax Inc.	734,955	9,885
*	Tactile Systems Technology Inc.	702,000	9,863
*,1	ImmunityBio Inc.	5,827,931	9,849
*,1	Liquidia Corp.	1,531,173	9,708
*,1	Enliven Therapeutics Inc.	699,300	9,552
*,1	Entrada Therapeutics Inc.	602,072	9,513
*	Pennant Group Inc.	840,720	9,357
*,1	Icosavax Inc.	1,196,771	9,275
	iRadimed Corp.	204,905	9,092
*,1	Lyell Immunopharma Inc.	6,174,266	9,076
*	Scholar Rock Holding Corp.	1,264,195	8,976
*	MaxCyte Inc.	2,818,256	8,793
*	MacroGenics Inc.	1,875,612	8,740
*	Accuray Inc.	3,121,853	8,491
*	iTeos Therapeutics Inc.	771,420	8,447
*	Cullinan Oncology Inc.	922,529	8,349
*	Sharecare Inc.	8,872,250	8,343
*	Zimvie Inc.	886,345	8,341
	Utah Medical Products Inc.	96,930	8,336
*,1	23andMe Holding Co. Class A	8,501,758	8,312
*	Standard BioTools Inc.	2,856,696	8,284
*	Cerus Corp.	5,068,933	8,212
*	Anika Therapeutics Inc.	438,739	8,174
*	Arcutis Biotherapeutics Inc.	1,539,117	8,173
*	AngioDynamics Inc.	1,113,842	8,142
*	American Well Corp. Class A	6,917,282	8,093
*,1	Senseonics Holdings Inc.	12,947,685	7,819
*	PMV Pharmaceuticals Inc.	1,262,487	7,752
*,1	Xeris Biopharma Holdings Inc.	4,106,991	7,639
*	Fulcrum Therapeutics Inc.	1,694,516	7,524
*	Vanda Pharmaceuticals Inc.	1,722,130	7,440
	Phibro Animal Health Corp. Class A	569,430	7,272
*	Ocular Therapeutix Inc.	2,311,862	7,259
*,1	EyePoint Pharmaceuticals Inc.	890,209	7,113
*	Ovid therapeutics Inc.	1,851,578	7,110
*	Seres Therapeutics Inc.	2,966,502	7,060
*	Assertio Holdings Inc.	2,726,938	6,981
*	Axogen Inc.	1,375,595	6,878
*	Edgewise Therapeutics Inc.	1,198,693	6,869
*	Talkspace Inc.	3,519,033	6,862
*,1	Summit Therapeutics Inc.	3,662,182	6,848
*,1	Astria Therapeutics Inc.	915,144	6,827
*	Atea Pharmaceuticals Inc.	2,253,893	6,762
*	Enanta Pharmaceuticals Inc.	602,469	6,730

		Shares	Market Value ($000)
*,1	Arbutus Biopharma Corp.	3,300,543	6,700
*,1	Scilex Holding Co.	4,763,028	6,668
*	Agiliti Inc.	1,009,959	6,555
*,1	Gossamer Bio Inc.	7,830,376	6,521
*	Computer Programs & Systems Inc.	407,736	6,499
*	Y-mAbs Therapeutics Inc.	1,159,178	6,318
*,1	Tyra Biosciences Inc.	458,562	6,314
*,1	Mineralys Therapeutics Inc.	658,659	6,264
[1]	SIGA Technologies Inc.	1,189,862	6,247
*	InfuSystem Holdings Inc.	639,955	6,169
*,1	Terns Pharmaceuticals Inc.	1,218,066	6,127
*,1	Viemed Healthcare Inc.	907,059	6,105
*,1	Orchestra BioMed Holdings Inc.	700,040	6,104
*,1	CorMedix Inc.	1,649,126	6,102
*,1	Verastem Inc.	746,247	6,067
*,1	Precigen Inc.	4,228,391	6,004
*	Organogenesis Holdings Inc. Class A	1,884,061	5,991
*	Sutro Biopharma Inc.	1,708,596	5,929
*,1	Zynex Inc.	732,906	5,863
*,1	X4 Pharmaceuticals Inc.	5,283,949	5,760
*	2seventy bio Inc.	1,443,176	5,657
*	Praxis Precision Medicines Inc.	3,292,251	5,630
*,1	Zomedica Corp.	33,687,896	5,629
*,1	CareMax Inc.	2,648,343	5,614
*	Nuvation Bio Inc.	4,178,976	5,600
*,1	Inozyme Pharma Inc.	1,332,235	5,595
*	Rigel Pharmaceuticals Inc.	5,156,463	5,569
*,1	Janux Therapeutics Inc.	548,511	5,529
*	Nautilus Biotechnology Inc. Class A	1,742,974	5,508
*,1	Thorne HealthTech Inc.	540,104	5,504
*,1	Acumen Pharmaceuticals Inc.	1,319,129	5,474
*	Fate Therapeutics Inc.	2,562,686	5,433
*	Harvard Bioscience Inc.	1,258,734	5,413
*,1	908 Devices Inc.	811,830	5,407
*,1	Lineage Cell Therapeutics Inc.	4,523,730	5,338
*,1	scPharmaceuticals Inc.	749,134	5,334
*,1	Omeros Corp.	1,822,044	5,320
*	Eagle Pharmaceuticals Inc.	336,766	5,311
*,1	Akebia Therapeutics Inc.	4,623,327	5,271
*	Tabula Rasa HealthCare Inc.	506,743	5,225
*	Semler Scientific Inc.	205,689	5,218
*,1	ProKidney Corp. Class A	1,135,200	5,199
*	Generation Bio Co.	1,356,025	5,139
*,1	Celcuity Inc.	550,479	5,031
*	Tela Bio Inc.	626,542	5,012
*,1	Quantum-Si Inc.	3,012,870	5,001
*,1	Emergent BioSolutions Inc.	1,443,279	4,907
*	Hyperfine Inc. Class A	2,390,349	4,900
*	Aura Biosciences Inc.	543,093	4,872
*,1	Butterfly Network Inc.	4,113,565	4,854
*	CVRx Inc.	316,816	4,806
*,1	Humacyte Inc.	1,620,693	4,749
*,1	Immuneering Corp. Class A	616,596	4,735
*,1	Actinium Pharmaceuticals Inc.	794,173	4,702
*,1	Zevra Therapeutics Inc.	967,269	4,662
*,1	Karyopharm Therapeutics Inc.	3,405,595	4,563
*,1	Reneo Pharmaceuticals Inc.	596,113	4,539
*,1	Invitae Corp.	7,454,414	4,511

		Shares	Market Value ($000)
*,1	Aerovate Therapeutics Inc.	328,971	4,464
[1]	Carisma Therapeutics Inc.	1,054,783	4,462
*	Mersana Therapeutics Inc.	3,413,782	4,336
*,1	Compass Therapeutics Inc.	2,187,972	4,310
*,1	ARS Pharmaceuticals Inc.	1,134,600	4,289
*	Gritstone bio Inc.	2,488,599	4,280
*,1	PDS Biotechnology Corp.	845,684	4,271
*	Altimmune Inc.	1,617,739	4,206
*	Adverum Biotechnologies Inc.	2,788,554	4,183
*	Codexis Inc.	2,208,472	4,174
*	FONAR Corp.	270,847	4,171
*	Allakos Inc.	1,821,663	4,135
*,1	ClearPoint Neuro Inc.	819,120	4,104
*	Akoya Biosciences Inc.	881,015	4,097
*,1	Stoke Therapeutics Inc.	1,029,440	4,056
*,1	Monte Rosa Therapeutics Inc.	844,219	4,044
*,1	Lexicon Pharmaceuticals Inc.	3,702,774	4,036
*,1	Selecta Biosciences Inc.	3,799,067	4,027
*	Atara Biotherapeutics Inc.	2,710,236	4,011
*	Joint Corp.	442,925	3,982
*	Merrimack Pharmaceuticals Inc.	318,128	3,923
*	OptimizeRx Corp.	501,975	3,905
*	Ikena Oncology Inc.	894,034	3,871
*,1	IGM Biosciences Inc.	460,333	3,844
*,1	XOMA Corp.	272,821	3,844
*,1	Allovir Inc.	1,771,721	3,809
*,1	Innovage Holding Corp.	630,750	3,778
*	Puma Biotechnology Inc.	1,414,207	3,719
*,1	Heron Therapeutics Inc.	3,607,037	3,715
*,2	PDL BioPharma Inc.	2,258,201	3,636
*,1	Biote Corp. Class A	708,040	3,625
*	Erasca Inc.	1,830,279	3,606
*	Inogen Inc.	688,056	3,592
*,1	Poseida Therapeutics Inc. Class A	1,506,603	3,586
*	Tenaya Therapeutics Inc.	1,400,588	3,572
*	Nektar Therapeutics Class A	5,846,571	3,482
*,1	Black Diamond Therapeutics Inc.	1,204,957	3,458
*	Larimar Therapeutics Inc.	853,025	3,369
*	Seer Inc. Class A	1,499,055	3,313
*	Third Harmonic Bio Inc.	516,335	3,299
*	Cutera Inc.	543,164	3,270
*,1	Apyx Medical Corp.	1,015,930	3,251
*,1	Inovio Pharmaceuticals Inc.	8,260,428	3,213
*	ChromaDex Corp.	2,196,484	3,207
*,1	Verrica Pharmaceuticals Inc.	814,672	3,165
*,1	KORU Medical Systems Inc.	1,140,651	3,080
*,1	Vaxart Inc.	4,069,328	3,068
*,1	TScan Therapeutics Inc.	1,190,934	3,049
*,1	Ocugen Inc.	7,596,773	3,039
*	Anixa Biosciences Inc.	927,841	3,034
*,1	Acrivon Therapeutics Inc.	309,500	2,959
*,1	Sight Sciences Inc.	863,824	2,911
*	Augmedix Inc.	564,821	2,909
*,1	Vigil Neuroscience Inc.	531,740	2,866
*,1	Optinose Inc.	2,317,428	2,850
*,1	Citius Pharmaceuticals Inc.	4,132,683	2,828
*,1	CytomX Therapeutics Inc.	2,182,220	2,815
*	Chimerix Inc.	2,904,360	2,788

		Shares	Market Value ($000)
*,1	Atossa Therapeutics Inc.	3,779,376	2,784
*,1	Foghorn Therapeutics Inc.	550,850	2,754
*,1	Invivyd Inc.	1,620,200	2,754
*	Cue Biopharma Inc.	1,190,778	2,739
*	Relmada Therapeutics Inc.	904,705	2,714
*,1	Bionano Genomics Inc.	889,851	2,696
*,1	Trevi Therapeutics Inc.	1,230,831	2,683
*	Perspective Therapeutics Inc.	9,673,312	2,648
*,1	Esperion Therapeutics Inc.	2,691,796	2,638
*	Electromed Inc.	253,800	2,637
*,1	Eton Pharmaceuticals Inc.	630,465	2,629
*	Capricor Therapeutics Inc.	767,235	2,624
*,1	FibroGen Inc.	3,038,920	2,622
*	ALX Oncology Holdings Inc.	544,979	2,616
*	NeuroPace Inc.	267,456	2,602
*	Sangamo Therapeutics Inc.	4,281,700	2,568
*,1	XBiotech Inc.	622,546	2,565
*,1	Longboard Pharmaceuticals Inc.	454,801	2,529
*	PhenomeX Inc.	2,497,303	2,493
*,1	GlycoMimetics Inc.	1,661,637	2,492
*	Annexon Inc.	1,055,049	2,490
*	aTyr Pharma Inc.	1,570,835	2,482
*,1	Inmune Bio Inc.	361,452	2,472
*	CytoSorbents Corp.	1,302,216	2,448
*,1	NanoString Technologies Inc.	1,409,732	2,425
*	Graphite Bio Inc.	969,009	2,403
*	Athira Pharma Inc.	1,183,657	2,391
*	C4 Therapeutics Inc.	1,268,599	2,360
*,1	AirSculpt Technologies Inc.	341,234	2,334
*,1	Nuvectis Pharma Inc.	181,040	2,334
*,1	Stereotaxis Inc.	1,454,173	2,298
*,1	Galectin Therapeutics Inc.	1,189,409	2,284
*	Cara Therapeutics Inc.	1,354,313	2,275
*,1	Omega Therapeutics Inc.	1,055,010	2,268
*,1	Absci Corp.	1,708,381	2,255
*,1	SCYNEXIS Inc.	985,620	2,247
*,1	Bioventus Inc. Class A	679,103	2,241
*	Kezar Life Sciences Inc.	1,877,555	2,234
*	Talaris Therapeutics Inc.	794,501	2,233
*,1	Prelude Therapeutics Inc.	720,427	2,226
*,1	Sanara Medtech Inc.	71,464	2,225
*,1	Inotiv Inc.	720,906	2,220
*	Cano Health Inc.	8,751,480	2,219
*	BioAtla Inc.	1,302,896	2,215
*	Aadi Bioscience Inc.	445,926	2,158
*,1	Rallybio Corp.	636,414	2,145
*	Immunome Inc.	254,800	2,128
*,1	Vor BioPharma Inc.	990,141	2,099
*,1	Asensus Surgical Inc.	7,734,650	2,088
*,1	Cidara Therapeutics Inc.	2,166,543	2,041
*,1	Vaxxinity Inc. Class A	1,489,274	2,040
*,1	Abeona Therapeutics Inc.	456,626	1,922
*	Lyra Therapeutics Inc.	491,267	1,921
*,1	Ocuphire Pharma Inc.	567,684	1,902
*,1	G1 Therapeutics Inc.	1,295,502	1,866
*,1	Reviva Pharmaceuticals Holdings Inc.	372,562	1,818
*,1	Cardiff Oncology Inc.	1,285,846	1,787
*	Oncology Institute Inc.	1,273,384	1,783

		Shares	Market Value ($000)
*	Applied Therapeutics Inc.	712,702	1,775
*	Kodiak Sciences Inc.	980,492	1,765
*,1	Beyond Air Inc.	763,374	1,763
*,1	Jasper Therapeutics Inc.	2,473,673	1,732
*,1	Durect Corp.	684,963	1,706
*	Vicarious Surgical Inc. Class A	2,852,321	1,685
*,1	Immunic Inc.	1,139,791	1,675
*	Personalis Inc.	1,375,373	1,664
*	Aveanna Healthcare Holdings Inc.	1,391,988	1,656
*,1	Bioxcel Therapeutics Inc.	645,295	1,633
*	Homology Medicines Inc.	1,395,301	1,633
*,1	Annovis Bio Inc.	167,507	1,590
*	Avrobio Inc.	1,024,279	1,577
*	Xilio Therapeutics Inc.	739,563	1,560
*	Aquestive Therapeutics Inc.	1,017,238	1,556
*	PepGen Inc.	304,943	1,549
*,1	CEL - SCI Corp.	1,231,748	1,540
*	Sensus Healthcare Inc.	555,562	1,539
*	Pro-Dex Inc.	98,013	1,539
*,1	GeneDx Holdings Corp. Class A	410,782	1,495
*,1	SmileDirectClub Inc. Class A	3,592,430	1,491
*,1	Pyxis Oncology Inc.	748,923	1,490
*	iCAD Inc.	695,170	1,467
*,1	Enzo Biochem Inc.	1,040,908	1,457
*,1	Cyteir Therapeutics Inc.	498,303	1,415
*,1	MEI Pharma Inc.	201,106	1,410
*,1	Xtant Medical Holdings Inc.	1,278,952	1,407
*,1	Kronos Bio Inc.	1,065,154	1,385
*,1	Achieve Life Sciences Inc.	320,421	1,378
*	NGM Biopharmaceuticals Inc.	1,269,403	1,358
*,1	Greenwich Lifesciences Inc.	153,459	1,357
*,1	Co-Diagnostics Inc.	1,279,125	1,356
*	Adicet Bio Inc.	983,730	1,348
*,1	Movano Inc.	1,233,783	1,345
*,1	Milestone Scientific Inc.	1,447,898	1,332
*,1	Syros Pharmaceuticals Inc.	332,476	1,313
*	DiaMedica Therapeutics Inc.	506,271	1,306
*,1	Accelerate Diagnostics Inc.	223,456	1,285
*,1	P3 Health Partners Inc.	868,499	1,277
*	Nkarta Inc.	916,200	1,274
*	Century Therapeutics Inc.	625,729	1,251
*,1	Corvus Pharmaceuticals Inc.	853,716	1,246
*	Dianthus Therapeutics Inc.	89,557	1,224
*,1	Eyenovia Inc.	736,676	1,223
*	Assembly Biosciences Inc.	1,377,385	1,219
*	Neuronetics Inc.	902,726	1,219
*	Clearside Biomedical Inc.	1,383,654	1,204
*,1	enVVeno Medical Corp.	216,998	1,170
*,1	Theseus Pharmaceuticals Inc.	431,873	1,162
*,1	Forian Inc.	507,760	1,158
*,1	Dyadic International Inc.	596,383	1,145
*,1	DermTech Inc.	792,000	1,140
*,1	Rani Therapeutics Holdings Inc. Class A	522,155	1,136
*,1	Evelo Biosciences Inc.	289,248	1,134
*,1	Spero Therapeutics Inc.	926,417	1,121
*	Shattuck Labs Inc.	731,691	1,112
*	Rezolute Inc.	841,974	1,111
*,1	Cue Health Inc.	2,505,948	1,108

		Shares	Market Value ($000)
*,1	Dare Bioscience Inc.	2,375,133	1,097
*,1	Sonendo Inc.	1,470,409	1,097
*,1	Sera Prognostics Inc. Class A	586,201	1,090
*,1	SELLAS Life Sciences Group Inc.	638,908	1,048
*	Biodesix Inc.	635,340	1,048
*,1	Delcath Systems Inc.	255,213	1,034
*	Kinnate Biopharma Inc.	730,663	1,023
*	Passage Bio Inc.	1,496,581	985
*	Design Therapeutics Inc.	411,201	970
*	Elicio Therapeutics Inc.	114,639	969
*,1	Societal CDMO Inc.	2,064,292	968
*	Science 37 Holdings Inc.	2,379,691	952
*	IRIDEX Corp.	373,047	948
*	Clene Inc.	1,911,118	948
*	Minerva Neurosciences Inc.	128,899	889
*,1	Alpha Teknova Inc.	314,915	879
*	LENSAR Inc.	282,930	874
*,1	Lantern Pharma Inc.	256,113	873
*,1	Context Therapeutics Inc.	573,400	866
*	Hookipa Pharma Inc.	1,396,133	860
*,1	UNITY Biotechnology Inc.	357,567	858
*,1	Viracta Therapeutics Inc.	813,922	846
*	Precision BioSciences Inc.	2,436,960	832
*	Werewolf Therapeutics Inc.	388,665	832
*,1	BioSig Technologies Inc.	1,638,452	802
*	Exagen Inc.	326,266	799
*,1	Alaunos Therapeutics Inc.	6,058,963	799
*,1	Outlook Therapeutics Inc.	3,610,237	798
*	Curis Inc.	119,269	786
*,1	Matinas BioPharma Holdings Inc.	6,020,598	783
*,1	Bolt Biotherapeutics Inc.	747,881	778
*	Corbus Pharmaceuticals Holdings Inc.	112,022	755
*,1	TherapeuticsMD Inc.	249,657	754
*,1	Quince Therapeutics Inc.	663,318	743
*,1	Vistagen Therapeutics Inc.	140,959	739
*,1	PAVmed Inc.	2,495,928	735
*	Instil Bio Inc.	1,718,076	735
*	ImmuCell Corp.	139,968	722
*,1	Cognition Therapeutics Inc.	485,183	699
*	NextCure Inc.	530,127	684
*,1	Sagimet Biosciences Inc. Class A	76,983	677
*	RayzeBio Inc.	29,978	666
*	Fortress Biotech Inc.	2,283,547	663
	Psychemedics Corp.	165,415	657
*	Oncternal Therapeutics Inc.	2,159,797	655
*,1	Rapid Micro Biosystems Inc. Class A	594,568	642
*	Eledon Pharmaceuticals Inc.	459,998	630
*,1	ARCA biopharma Inc.	312,166	627
*,1	Indaptus Therapeutics Inc.	229,197	623
*,1	Lumos Pharma Inc.	187,322	618
*,1	Seelos Therapeutics Inc.	3,356,797	618
*,1	Aspira Women's Health Inc.	113,506	608
*,1	Marker Therapeutics Inc.	131,433	605
*	AIM ImmunoTech Inc.	1,311,599	597
*,1	MyMD Pharmaceuticals Inc.	986,327	584
*	Acutus Medical Inc.	835,044	582
*	Elevation Oncology Inc.	854,850	566
*	ElectroCore Inc.	89,433	543

		Shares	Market Value ($000)
*	Aligos Therapeutics Inc.	712,990	533
*	Cumberland Pharmaceuticals Inc.	280,820	531
*	Retractable Technologies Inc.	440,666	524
*,1	Hepion Pharmaceuticals Inc.	103,542	517
*,1	Celularity Inc. Class A	2,316,900	515
*,1	Sientra Inc.	185,255	515
*,1	Bright Health Group Inc.	86,071	514
*,1	Bright Green Corp.	1,286,273	509
*,1	Oncocyte Corp.	153,986	505
*	Eliem Therapeutics Inc.	189,734	501
*,1	Checkpoint Therapeutics Inc.	293,542	499
*,1	Rain Oncology Inc.	554,761	478
*	Protara Therapeutics Inc.	284,301	475
*,1	Miromatrix Medical Inc.	391,565	474
*,1	Frequency Therapeutics Inc.	1,246,700	456
*	Singular Genomics Systems Inc.	1,180,133	450
*	Genprex Inc.	1,127,694	445
*,1	ATI Physical Therapy Inc.	49,713	440
*,1	Solid Biosciences Inc.	173,334	437
*,1	Molecular Templates Inc.	68,728	434
*,1	Daxor Corp.	47,328	426
*	Equillium Inc.	570,835	422
*,1	Rockwell Medical Inc.	203,089	422
*,1	Akumin Inc.	2,890,700	422
*	Sonida Senior Living Inc.	46,383	417
*,1	Lipocine Inc.	141,076	415
*,1	NanoViricides Inc.	300,189	402
*	Neoleukin Therapeutics Inc.	98,708	390
*,1	Eiger BioPharmaceuticals Inc.	1,261,824	385
*,1	Cryo-Cell International Inc.	72,236	380
*,1	SAB Biotherapeutics Inc.	598,672	377
*,1	Palatin Technologies Inc.	246,703	373
*,1	NightHawk Biosciences Inc.	705,534	372
*,1	Upexi Inc.	214,062	370
*,1	HeartBeam Inc.	169,508	364
*	Cocrystal Pharma Inc.	191,359	358
*	Strata Skin Sciences Inc.	593,248	353
*	Orgenesis Inc.	566,688	344
*	Vincerx Pharma Inc.	334,111	344
*,1	Biomerica Inc.	398,336	342
*,1	Biora Therapeutics Inc.	155,034	336
*,1	Lucid Diagnostics Inc.	286,266	335
*	Spruce Biosciences Inc.	146,558	331
*,1	Sensei Biotherapeutics Inc.	441,585	331
*	Forte Biosciences Inc.	487,429	323
*,1	Telesis Bio Inc.	307,523	320
*	HCW Biologics Inc.	167,391	320
*,1	Leap Therapeutics Inc.	228,950	316
*,1	PetVivo Holdings Inc.	173,200	315
*	CareCloud Inc.	266,292	306
*,1	vTv Therapeutics Inc. Class A	625,032	299
*	AgeX Therapeutics Inc.	426,190	290
*,1	Synlogic Inc.	101,450	285
*,1	Elutia Inc.	195,766	280
*,1	Vapotherm Inc.	110,296	279
*	Harpoon Therapeutics Inc.	69,106	278
*,1	Longeveron Inc. Class A	118,115	274
*,1	Alimera Sciences Inc.	87,394	271

		Shares	Market Value ($000)
*	Dominari Holdings Inc.	111,013	268
*,1	Onconova Therapeutics Inc.	365,661	264
*,1	Vivani Medical Inc.	258,649	264
*	Moleculin Biotech Inc.	616,108	263
*,1	Cellectar Biosciences Inc.	99,704	263
*,1	NRX Pharmaceuticals Inc.	978,921	255
*,1	Cyclo Therapeutics Inc.	176,807	251
*	Candel Therapeutics Inc.	269,900	251
*,1	Lisata Therapeutics Inc.	118,336	247
*,1	Acer Therapeutics Inc.	296,570	245
*,1	Atreca Inc. Class A	905,470	236
*,1	Neumora Therapeutics Inc.	16,451	232
*,1	Regulus Therapeutics Inc.	164,709	227
*,1	GeoVax Labs Inc.	439,870	226
*,1	Predictive Oncology Inc.	69,297	222
*,1	Organovo Holdings Inc.	175,314	214
*,1	Mustang Bio Inc.	104,168	214
*	Microbot Medical Inc.	153,549	213
*,1	MAIA Biotechnology Inc.	93,500	206
*	Alzamend Neuro Inc.	857,075	203
*	PharmaCyte Biotech Inc.	96,416	202
*	TFF Pharmaceuticals Inc.	562,689	197
*,1	BioCardia Inc.	457,496	195
*	GT Biopharma Inc.	804,500	194
*,1	Axcella Health Inc.	18,507	193
*,1	BrainStorm Cell Therapeutics Inc.	951,371	190
*,1	Immix Biopharma Inc.	52,979	181
*,1	eFFECTOR Therapeutics Inc.	300,033	180
*	Ekso Bionics Holdings Inc.	243,385	178
*,1	MiNK Therapeutics Inc.	148,229	173
*,1	Theriva Biologics Inc.	318,269	172
*,1	Impel Pharmaceuticals Inc.	396,809	171
*,1	Turnstone Biologics Corp.	42,545	168
*,1,2	UpHealth Inc.	166,349	163
*,1	Tonix Pharmaceuticals Holding Corp.	297,302	162
*,1	IN8bio Inc.	148,378	154
*	Nephros Inc.	102,105	153
*	Precipio Inc.	26,325	148
*,1	Finch Therapeutics Group Inc.	28,528	145
*,1	Senti Biosciences Inc. Class A	320,153	136
*,1	Better Therapeutics Inc.	326,043	126
*	Modular Medical Inc.	106,826	124
*	Acurx Pharmaceuticals Inc.	86,767	124
*,1	Athersys Inc.	270,506	117
	Kineta Inc.	32,976	112
*,1	Inhibikase Therapeutics Inc.	79,293	112
*,1	Venus Concept Inc.	53,596	110
*,1	Galera Therapeutics Inc.	608,547	107
*	Talis Biomedical Corp.	18,267	105
*,1	Precision Optics Corp. Inc.	16,780	104
*,1	Aravive Inc.	779,481	103
*	Nutriband Inc.	41,970	103
*	Applied Molecular Transport Inc.	643,741	101
*,1	Surrozen Inc.	199,181	98
*	American Shared Hospital Services	36,338	90
*,1	Eargo Inc.	40,636	89
*,1	Ontrak Inc.	100,051	88
*,1	CASI Pharmaceuticals Holdings Inc.	32,365	83

		Shares	Market Value ($000)
*	BioVie Inc. Class A	22,292	76
*	Processa Pharmaceuticals Inc.	285,384	73
*	iSpecimen Inc.	114,613	71
*,1	Pulse Biosciences Inc.	17,430	70
*,1	Vivos Therapeutics Inc.	353,083	68
*,1	Blue Water Biotech Inc.	127,574	65
*,1	AcelRx Pharmaceuticals Inc.	112,873	65
*,1	Tracon Pharmaceuticals Inc.	356,968	64
*,1	Cyclerion Therapeutics Inc.	17,041	58
*	Imunon Inc.	57,488	56
*,1	Star Equity Holdings Inc.	53,681	54
*,1	Know Labs Inc.	211,143	53
*,1	Marpai Inc. Class A	64,284	44
*	Aptevo Therapeutics Inc.	129,339	43
*	Journey Medical Corp.	15,723	43
*,1	Biofrontera Inc.	4,907	43
*,1	Vaccinex Inc.	35,633	40
*,1	iBio Inc.	82,170	25
*	Monopar Therapeutics Inc.	42,429	24
*	RenovoRx Inc.	18,155	23
*,1	Aprea Therapeutics Inc.	4,990	21
*	Tempest Therapeutics Inc.	55,974	18
*	Bio-Path Holdings Inc.	43,186	16
*	Ocean Biomedical Inc.	2,747	11
*	Coeptis Therapeutics Holdings	7,950	9
*	Champions Oncology Inc.	673	4
*	Acorda Therapeutics Inc.	300	4
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			165,360,512
Industrials (12.8%)
	Visa Inc. Class A	49,623,764	11,413,962
	Mastercard Inc. Class A	26,206,435	10,375,390
	Accenture plc Class A	19,651,413	6,035,145
	Caterpillar Inc.	15,891,201	4,338,298
	Union Pacific Corp.	18,990,136	3,866,961
	Honeywell International Inc.	20,679,083	3,820,254
	General Electric Co.	33,885,164	3,746,005
*	Boeing Co.	18,789,332	3,601,539
	United Parcel Service Inc. Class B	22,541,933	3,513,611
	RTX Corp.	45,337,978	3,262,974
	Lockheed Martin Corp.	7,847,454	3,209,295
	Deere & Co.	8,219,691	3,101,947
	Automatic Data Processing Inc.	12,834,437	3,087,709
	Eaton Corp. plc	12,424,726	2,649,946
	American Express Co.	17,203,917	2,566,652
*	Fiserv Inc.	18,959,320	2,141,645
	Illinois Tool Works Inc.	8,951,078	2,061,523
*	PayPal Holdings Inc.	34,181,623	1,998,258
	CSX Corp.	62,481,120	1,921,294
	FedEx Corp.	7,048,313	1,867,239
	Northrop Grumman Corp.	4,241,348	1,866,999
	Sherwin-Williams Co.	7,208,033	1,838,409
	Emerson Electric Co.	17,805,878	1,719,514
	General Dynamics Corp.	7,654,884	1,691,500
	3M Co.	17,209,819	1,611,183
	Parker-Hannifin Corp.	3,995,138	1,556,186

		Shares	Market Value ($000)
	Trane Technologies plc	7,114,478	1,443,599
	Carrier Global Corp.	26,077,033	1,439,452
	Norfolk Southern Corp.	7,071,299	1,392,551
	PACCAR Inc.	16,275,147	1,383,713
*	TransDigm Group Inc.	1,632,047	1,376,028
	Cintas Corp.	2,692,838	1,295,282
	Old Dominion Freight Line Inc.	3,060,520	1,252,181
	Paychex Inc.	10,096,310	1,164,407
	Johnson Controls International plc	21,188,555	1,127,443
	Capital One Financial Corp.	11,278,230	1,094,552
	Verisk Analytics Inc. Class A	4,513,462	1,066,260
	AMETEK Inc.	7,181,110	1,061,081
	Ferguson plc	6,356,888	1,045,517
	Otis Worldwide Corp.	12,814,703	1,029,149
	L3Harris Technologies Inc.	5,891,734	1,025,869
	Rockwell Automation Inc.	3,574,721	1,021,905
	Cummins Inc.	4,413,877	1,008,394
	WW Grainger Inc.	1,400,793	969,125
	Fidelity National Information Services Inc.	17,351,260	959,004
	DuPont de Nemours Inc.	12,847,199	958,273
	PPG Industries Inc.	7,327,441	951,102
	United Rentals Inc.	2,122,607	943,647
	Quanta Services Inc.	4,509,322	843,559
	Vulcan Materials Co.	4,138,613	836,083
	Fortive Corp.	10,964,626	813,137
	Ingersoll Rand Inc.	12,576,704	801,388
	Martin Marietta Materials Inc.	1,924,736	790,066
*	Block Inc. Class A	17,118,606	757,669
*	Mettler-Toledo International Inc.	680,211	753,721
*	Keysight Technologies Inc.	5,528,121	731,426
	Global Payments Inc.	6,275,088	724,082
	Equifax Inc.	3,824,374	700,549
	Xylem Inc.	7,492,038	682,000
*	Fair Isaac Corp.	734,663	638,077
	Dover Corp.	4,364,900	608,947
*	Teledyne Technologies Inc.	1,465,585	598,809
	Westinghouse Air Brake Technologies Corp.	5,592,248	594,288
	Howmet Aerospace Inc.	12,171,292	562,922
*	FleetCor Technologies Inc.	2,189,249	559,003
	Jacobs Solutions Inc.	3,915,407	534,453
	Expeditors International of Washington Inc.	4,601,271	527,444
	Hubbell Inc. Class B	1,674,429	524,783
*	Waters Corp.	1,836,619	503,619
	IDEX Corp.	2,360,686	491,070
	Ball Corp.	9,822,533	488,966
*	Builders FirstSource Inc.	3,889,930	484,257
	Textron Inc.	6,190,564	483,731
	JB Hunt Transport Services Inc.	2,565,241	483,599
	Booz Allen Hamilton Holding Corp. Class A	4,085,088	446,378
*	Axon Enterprise Inc.	2,215,964	440,955
	TransUnion	6,023,693	432,441
	Packaging Corp. of America	2,807,354	431,069
	Snap-on Inc.	1,645,857	419,792
*	Trimble Inc.	7,722,350	415,926
	Carlisle Cos. Inc.	1,553,819	402,843
	HEICO Corp. Class A	3,112,588	402,209
	Stanley Black & Decker Inc.	4,761,363	397,955
	Synchrony Financial	12,982,310	396,869

		Shares	Market Value ($000)
[1]	Watsco Inc.	1,041,982	393,577
	Graco Inc.	5,261,770	383,478
	RPM International Inc.	4,027,383	381,836
	Owens Corning	2,798,178	381,699
*	Zebra Technologies Corp. Class A	1,607,142	380,137
	Masco Corp.	6,997,114	373,996
	Lennox International Inc.	996,957	373,301
	AECOM	4,339,555	360,357
	Nordson Corp.	1,595,060	355,970
	Jack Henry & Associates Inc.	2,281,166	344,775
*	BILL Holdings Inc.	3,156,364	342,686
	Pentair plc	5,134,722	332,473
	Crown Holdings Inc.	3,753,137	332,078
*	Saia Inc.	827,991	330,079
	Lincoln Electric Holdings Inc.	1,797,130	326,700
	EMCOR Group Inc.	1,461,499	307,485
	CH Robinson Worldwide Inc.	3,448,067	296,982
	Regal Rexnord Corp.	2,077,207	296,791
	Allegion plc	2,739,879	285,495
	Westrock Co.	7,962,848	285,070
	nVent Electric plc	5,121,127	271,369
	Toro Co.	3,229,265	268,352
	Advanced Drainage Systems Inc.	2,320,798	264,176
	A O Smith Corp.	3,899,360	257,865
	AptarGroup Inc.	2,052,190	256,606
*	XPO Inc.	3,422,139	255,497
	Huntington Ingalls Industries Inc.	1,243,992	254,496
	Tetra Tech Inc.	1,661,360	252,577
*	WEX Inc.	1,336,181	251,322
*	TopBuild Corp.	987,166	248,371
	ITT Inc.	2,531,710	247,880
*	WillScot Mobile Mini Holdings Corp.	5,879,485	244,528
	Fortune Brands Innovations Inc.	3,929,889	244,282
	Knight-Swift Transportation Holdings Inc. Class A	4,775,065	239,469
*	Paylocity Holding Corp.	1,306,695	237,426
	AGCO Corp.	1,979,952	234,189
	Curtiss-Wright Corp.	1,193,803	233,544
	Woodward Inc.	1,868,986	232,240
	Robert Half Inc.	3,150,907	230,898
	WESCO International Inc.	1,595,722	229,497
	Donaldson Co. Inc.	3,801,124	226,699
	Cognex Corp.	5,335,061	226,420
*	Chart Industries Inc.	1,330,347	224,988
	Berry Global Group Inc.	3,516,170	217,686
*	GXO Logistics Inc.	3,710,868	217,642
*	Middleby Corp.	1,683,363	215,470
	BWX Technologies Inc.	2,852,196	213,858
	Graphic Packaging Holding Co.	9,585,931	213,575
*	Generac Holdings Inc.	1,932,825	210,601
*	Trex Co. Inc.	3,362,785	207,248
	Genpact Ltd.	5,614,223	203,235
	Simpson Manufacturing Co. Inc.	1,333,629	199,791
	Landstar System Inc.	1,120,026	198,177
	Oshkosh Corp.	2,044,878	195,143
	Littelfuse Inc.	774,394	191,523
	Comfort Systems USA Inc.	1,117,422	190,420
*	FTI Consulting Inc.	1,066,563	190,285
	Applied Industrial Technologies Inc.	1,207,638	186,713

		Shares	Market Value ($000)
*	Axalta Coating Systems Ltd.	6,894,520	185,463
	MSA Safety Inc.	1,160,632	182,974
	Eagle Materials Inc.	1,096,911	182,658
	Sensata Technologies Holding plc	4,757,449	179,927
	MKS Instruments Inc.	2,076,304	179,683
*	Atkore Inc.	1,169,844	174,529
	Brunswick Corp.	2,153,210	170,104
*	ATI Inc.	4,037,244	166,133
	Sonoco Products Co.	3,046,526	165,579
	Acuity Brands Inc.	969,768	165,161
*	Fluor Corp.	4,437,482	162,856
	Allison Transmission Holdings Inc.	2,750,413	162,439
	Flowserve Corp.	4,071,632	161,929
*	Kirby Corp.	1,870,178	154,851
	Western Union Co.	11,686,496	154,028
*	API Group Corp.	5,857,031	151,873
	Vontier Corp.	4,843,081	149,748
	Sealed Air Corp.	4,509,848	148,194
	Valmont Industries Inc.	616,117	147,997
	Watts Water Technologies Inc. Class A	852,615	147,349
*	Mohawk Industries Inc.	1,690,841	145,091
	MSC Industrial Direct Co. Inc. Class A	1,462,261	143,521
	Ryder System Inc.	1,335,742	142,858
*	MasTec Inc.	1,981,985	142,643
	Maximus Inc.	1,893,731	141,424
*	ExlService Holdings Inc.	4,932,884	138,318
	Exponent Inc.	1,576,926	134,985
	Crane Co.	1,502,275	133,462
*,1	Affirm Holdings Inc. Class A	6,251,582	132,971
*	AZEK Co. Inc. Class A	4,442,816	132,129
	Badger Meter Inc.	916,029	131,789
	Belden Inc.	1,342,808	129,648
	Air Lease Corp. Class A	3,287,286	129,552
*	Beacon Roofing Supply Inc.	1,675,054	129,264
	Esab Corp.	1,783,600	125,244
	MDU Resources Group Inc.	6,357,745	124,485
	AAON Inc.	2,166,456	123,206
	EnerSys	1,281,423	121,312
	GATX Corp.	1,104,334	120,185
	Zurn Elkay Water Solutions Corp.	4,277,465	119,855
*	Euronet Worldwide Inc.	1,483,044	117,724
*	ASGN Inc.	1,421,119	116,077
	HB Fuller Co.	1,688,284	115,833
	Terex Corp.	2,006,090	115,591
*	Summit Materials Inc. Class A	3,691,930	114,967
	Federal Signal Corp.	1,924,182	114,931
*	Flywire Corp.	3,511,681	111,987
	Louisiana-Pacific Corp.	2,021,911	111,751
	Silgan Holdings Inc.	2,580,322	111,238
	ManpowerGroup Inc.	1,516,889	111,218
	Insperity Inc.	1,125,959	109,894
*	SPX Technologies Inc.	1,346,966	109,643
	Franklin Electric Co. Inc.	1,226,934	109,479
*,1	TriNet Group Inc.	923,146	107,528
	HEICO Corp.	654,552	105,992
	John Bean Technologies Corp.	996,225	104,743
	Armstrong World Industries Inc.	1,420,462	102,273
	Moog Inc. Class A	892,274	100,791

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	1,179,652	100,483
	Brink's Co.	1,377,861	100,088
*	Shift4 Payments Inc. Class A	1,796,477	99,471
	Otter Tail Corp.	1,294,321	98,265
	Herc Holdings Inc.	825,835	98,225
*	Verra Mobility Corp. Class A	5,056,093	94,549
	Hillenbrand Inc.	2,226,413	94,200
	FTAI Aviation Ltd.	2,639,696	93,841
	Matson Inc.	1,055,601	93,653
*	Core & Main Inc. Class A	3,232,977	93,271
*	AeroVironment Inc.	834,939	93,121
*	Remitly Global Inc.	3,691,251	93,093
	Installed Building Products Inc.	737,072	92,053
	Encore Wire Corp.	491,496	89,678
*	Marqeta Inc. Class A	14,595,801	87,283
*	Itron Inc.	1,413,849	85,651
	CSW Industrials Inc.	488,682	85,637
*,1	Bloom Energy Corp. Class A	6,370,039	84,467
	ESCO Technologies Inc.	807,727	84,359
	Albany International Corp. Class A	975,650	84,179
*	GMS Inc.	1,306,754	83,593
	Crane NXT Co.	1,491,757	82,897
	Kadant Inc.	365,669	82,477
	ABM Industries Inc.	2,041,499	81,680
*	O-I Glass Inc.	4,816,039	80,572
	EnPro Industries Inc.	650,041	78,778
	Korn Ferry	1,656,107	78,566
*	Dycom Industries Inc.	875,111	77,885
*	Alight Inc. Class A	10,968,913	77,770
*	Knife River Corp.	1,590,849	77,681
	UniFirst Corp.	473,000	77,104
*	CBIZ Inc.	1,483,581	76,998
	McGrath RentCorp	762,044	76,387
	EVERTEC Inc.	2,052,038	76,295
*	ACI Worldwide Inc.	3,347,172	75,512
	Brady Corp. Class A	1,359,740	74,677
	ArcBest Corp.	724,443	73,640
*	MYR Group Inc.	538,115	72,516
*	RXO Inc.	3,654,737	72,108
*	Hub Group Inc. Class A	909,508	71,433
*,1	Joby Aviation Inc.	11,027,915	71,130
	ICF International Inc.	587,163	70,935
*	Modine Manufacturing Co.	1,529,673	69,983
	Werner Enterprises Inc.	1,771,392	68,996
*	Resideo Technologies Inc.	4,339,260	68,560
	Veritiv Corp.	396,779	67,016
*	Gibraltar Industries Inc.	981,563	66,265
	ADT Inc.	10,984,443	65,907
*	Sterling Infrastructure Inc.	890,673	65,447
*	Masonite International Corp.	692,499	64,555
*	Mercury Systems Inc.	1,726,125	64,022
*	Huron Consulting Group Inc.	613,936	63,948
	International Seaways Inc.	1,396,019	62,821
	Kennametal Inc.	2,494,299	62,058
	Trinity Industries Inc.	2,544,273	61,953
	Mueller Water Products Inc. Class A	4,880,314	61,882
*	AAR Corp.	1,027,831	61,187
*	Kratos Defense & Security Solutions Inc.	3,957,731	59,445

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	4,075,626	57,466
	Forward Air Corp.	827,003	56,848
	Griffon Corp.	1,430,488	56,747
	Helios Technologies Inc.	1,017,517	56,452
*	OSI Systems Inc.	474,113	55,964
	Greif Inc. Class A	832,399	55,613
	Alamo Group Inc.	318,381	55,035
	Standex International Corp.	376,891	54,909
	Primoris Services Corp.	1,651,418	54,051
*	Gates Industrial Corp. plc	4,616,257	53,595
*	Spirit AeroSystems Holdings Inc. Class A	3,287,165	53,055
	Bread Financial Holdings Inc.	1,540,293	52,678
*	Hillman Solutions Corp.	6,341,040	52,314
*,1	Aurora Innovation Inc. Class A	22,201,829	52,174
[1]	Granite Construction Inc.	1,369,691	52,076
*,1	Enovix Corp.	4,073,062	51,117
	Barnes Group Inc.	1,496,686	50,842
	Patrick Industries Inc.	662,161	49,702
*	PGT Innovations Inc.	1,782,132	49,454
*	Masterbrand Inc.	4,037,536	49,056
*	Construction Partners Inc. Class A	1,291,614	47,221
*	Payoneer Global Inc.	7,691,894	47,074
	Enerpac Tool Group Corp. Class A	1,770,898	46,805
*	AvidXchange Holdings Inc.	4,882,734	46,288
*	Donnelley Financial Solutions Inc.	817,568	46,013
*	Air Transport Services Group Inc.	2,064,778	43,092
*	NV5 Global Inc.	447,527	43,066
*	Mirion Technologies Inc. Class A	5,648,583	42,195
	Tennant Co.	564,015	41,822
*	Legalzoom.com Inc.	3,801,410	41,587
*	Vicor Corp.	703,064	41,403
	H&E Equipment Services Inc.	954,525	41,226
	Lindsay Corp.	346,752	40,806
*,1	Nikola Corp.	25,749,602	40,427
*	American Woodmark Corp.	516,963	39,088
	Greenbrier Cos. Inc.	977,047	39,082
*	CoreCivic Inc.	3,353,768	37,730
	Kforce Inc.	621,799	37,097
*,1	Rocket Lab USA Inc.	8,065,638	35,327
	Astec Industries Inc.	742,110	34,961
	Marten Transport Ltd.	1,772,306	34,932
*	CIRCOR International Inc.	619,411	34,532
*	Cimpress plc	484,144	33,895
*	Energy Recovery Inc.	1,596,651	33,865
	TriMas Corp.	1,346,325	33,335
*	JELD-WEN Holding Inc.	2,493,410	33,312
	AZZ Inc.	725,270	33,058
	Schneider National Inc. Class B	1,180,186	32,679
	Apogee Enterprises Inc.	679,634	31,997
	Columbus McKinnon Corp.	865,759	30,224
	Wabash National Corp.	1,408,067	29,738
	Quanex Building Products Corp.	1,048,907	29,548
	Chase Corp.	228,012	29,010
*	Janus International Group Inc.	2,642,706	28,277
*	Thermon Group Holdings Inc.	1,006,633	27,652
*	Cross Country Healthcare Inc.	1,087,862	26,968
*	Leonardo DRS Inc.	1,588,300	26,525
*,1	Symbotic Inc. Class A	784,503	26,226

		Shares	Market Value ($000)
*,1	Archer Aviation Inc. Class A	5,026,826	25,436
*	Montrose Environmental Group Inc.	864,555	25,297
*	Transcat Inc.	258,027	25,279
	Deluxe Corp.	1,314,727	24,835
*,1	PureCycle Technologies Inc.	4,248,447	23,834
*	ZipRecruiter Inc. Class A	1,957,712	23,473
	Napco Security Technologies Inc.	1,022,669	22,754
	Powell Industries Inc.	271,733	22,527
	Gorman-Rupp Co.	674,820	22,202
	First Advantage Corp.	1,578,966	21,774
*	SP Plus Corp.	601,630	21,719
*	Proto Labs Inc.	821,262	21,681
	CRA International Inc.	210,751	21,235
*	BlueLinx Holdings Inc.	258,113	21,188
	Heartland Express Inc.	1,428,621	20,986
	VSE Corp.	407,011	20,530
*	Titan International Inc.	1,526,933	20,507
	Douglas Dynamics Inc.	676,869	20,428
*	CryoPort Inc.	1,449,481	19,872
	Argan Inc.	427,894	19,478
*	Triumph Group Inc.	2,536,121	19,427
*	Conduent Inc.	5,553,255	19,325
*	Green Dot Corp. Class A	1,377,254	19,185
	Myers Industries Inc.	1,064,615	19,089
	Barrett Business Services Inc.	211,351	19,072
*,1	Virgin Galactic Holdings Inc.	10,444,355	18,800
*	Ducommun Inc.	421,727	18,349
*	International Money Express Inc.	1,047,443	17,733
*	Repay Holdings Corp. Class A	2,322,791	17,630
*	Aspen Aerogels Inc.	2,047,939	17,612
	Insteel Industries Inc.	535,957	17,397
*	Titan Machinery Inc.	640,698	17,030
	Kelly Services Inc. Class A	921,762	16,767
	Ennis Inc.	789,811	16,760
	Mesa Laboratories Inc.	159,129	16,720
*	DXP Enterprises Inc.	478,217	16,709
*	V2X Inc.	316,924	16,372
*	Manitowoc Co. Inc.	1,083,726	16,310
	REV Group Inc.	1,017,861	16,286
*	Blue Bird Corp.	751,698	16,049
	Kaman Corp.	815,429	16,023
	Resources Connection Inc.	1,068,324	15,929
*,1	Target Hospitality Corp.	995,822	15,814
*	IES Holdings Inc.	235,697	15,525
*	Hudson Technologies Inc.	1,149,613	15,290
	Cass Information Systems Inc.	408,138	15,203
*	Franklin Covey Co.	349,702	15,009
*	I3 Verticals Inc. Class A	707,059	14,947
	TTEC Holdings Inc.	567,356	14,876
*	Great Lakes Dredge & Dock Corp.	1,843,428	14,692
	Heidrick & Struggles International Inc.	580,522	14,525
*,1	Evolv Technologies Holdings Inc.	2,974,460	14,456
	Shyft Group Inc.	964,741	14,442
	Pitney Bowes Inc.	4,751,486	14,349
	Cadre Holdings Inc.	528,400	14,082
*	TrueBlue Inc.	942,024	13,819
*	CECO Environmental Corp.	843,032	13,463
	National Presto Industries Inc.	180,729	13,096

		Shares	Market Value ($000)
	Perella Weinberg Partners Class A	1,278,425	13,014
*	Astronics Corp.	808,671	12,826
*	Cantaloupe Inc.	2,042,575	12,766
*,1	Atmus Filtration Technologies Inc.	605,710	12,629
	LSI Industries Inc.	777,330	12,344
	Miller Industries Inc.	314,326	12,325
*	Concrete Pumping Holdings Inc.	1,403,777	12,044
	Hyster-Yale Materials Handling Inc.	269,570	12,017
	Allient Inc.	388,182	12,003
*	AerSale Corp.	797,962	11,922
*	Sterling Check Corp.	939,412	11,855
*	Vishay Precision Group Inc.	346,096	11,622
*	Custom Truck One Source Inc.	1,831,243	11,354
	United States Lime & Minerals Inc.	54,808	11,016
*,1	Desktop Metal Inc. Class A	7,350,559	10,732
*	Forrester Research Inc.	359,746	10,397
	FTAI Infrastructure Inc.	3,188,200	10,266
	Park Aerospace Corp.	613,019	9,520
*	Tutor Perini Corp.	1,210,073	9,475
*	BrightView Holdings Inc.	1,219,101	9,448
	Covenant Logistics Group Inc. Class A	209,606	9,191
*	Radiant Logistics Inc.	1,602,191	9,052
*,1	Microvast Holdings Inc.	4,691,275	8,866
*	TaskUS Inc. Class A	839,369	8,713
*	Limbach Holdings Inc.	273,917	8,691
	Pactiv Evergreen Inc.	1,068,389	8,686
*,1	Eos Energy Enterprises Inc.	4,013,883	8,630
*	FARO Technologies Inc.	546,929	8,330
*	Distribution Solutions Group Inc.	319,072	8,296
*	Willdan Group Inc.	399,927	8,170
[1]	Eagle Bulk Shipping Inc.	188,842	7,937
*,1	Bowman Consulting Group Ltd. Class A	281,436	7,889
*	L B Foster Co. Class A	413,355	7,817
*	Babcock & Wilcox Enterprises Inc.	1,843,405	7,761
*,1	Velo3D Inc.	4,791,156	7,474
*	Overseas Shipholding Group Inc. Class A	1,689,920	7,419
*	Daseke Inc.	1,376,571	7,062
*	Commercial Vehicle Group Inc.	906,349	7,033
*	Ranpak Holdings Corp. Class A	1,271,849	6,919
*,1	Paymentus Holdings Inc. Class A	408,611	6,783
*,1	TuSimple Holdings Inc. Class A	4,277,881	6,673
*	Advantage Solutions Inc.	2,262,148	6,424
*	Iteris Inc.	1,518,768	6,288
*	Graham Corp.	377,551	6,267
	Information Services Group Inc.	1,420,253	6,221
*,1	Danimer Scientific Inc. Class A	2,920,239	6,045
	Universal Logistics Holdings Inc.	230,693	5,809
*	Core Molding Technologies Inc.	202,694	5,775
*,1	Luna Innovations Inc.	960,256	5,627
*	HireRight Holdings Corp.	590,085	5,612
*	Quad/Graphics Inc.	1,103,900	5,553
	Kronos Worldwide Inc.	666,260	5,163
	Park-Ohio Holdings Corp.	258,617	5,149
*	DHI Group Inc.	1,659,630	5,078
*	Orion Group Holdings Inc.	939,452	5,035
	Karat Packaging Inc.	216,891	5,001
*,1	Performant Financial Corp.	2,204,695	4,983
*	Acacia Research Corp.	1,364,575	4,981

		Shares	Market Value ($000)
*	SoundThinking Inc.	267,596	4,790
*	Twin Disc Inc.	344,051	4,720
*,1	Gencor Industries Inc.	332,487	4,698
*	CS Disco Inc.	700,982	4,655
*	Blade Air Mobility Inc.	1,780,179	4,611
*	Atlanticus Holdings Corp.	150,156	4,551
*,1	Rekor Systems Inc.	1,590,214	4,484
*,1	Markforged Holding Corp.	3,063,363	4,442
*	Hyliion Holdings Corp.	3,720,847	4,391
	Hurco Cos. Inc.	194,394	4,360
	PFSweb Inc.	579,591	4,312
	ARC Document Solutions Inc.	1,338,175	4,255
*	Mistras Group Inc.	778,795	4,244
*	PAM Transportation Services Inc.	196,206	4,228
*,1	EVI Industries Inc.	155,167	3,851
*	DLH Holdings Corp.	326,878	3,815
	BGSF Inc.	359,805	3,458
*	Ultralife Corp.	348,051	3,397
*,1	Tingo Group Inc.	3,254,473	3,336
*,1	CompoSecure Inc.	505,739	3,262
*	RCM Technologies Inc.	159,492	3,116
*,1	Mayville Engineering Co. Inc.	283,525	3,110
*,1	BlackSky Technology Inc. Class A	2,605,410	3,048
*	Moneylion Inc.	139,245	3,013
*,1	Amprius Technologies Inc.	593,900	2,815
*,1	Hyzon Motors Inc.	2,227,561	2,784
*	Innovative Solutions & Support Inc.	353,301	2,685
*,1	Skillsoft Corp.	2,900,886	2,571
*,1	Smith-Midland Corp.	132,192	2,505
*,1	CPI Card Group Inc.	133,343	2,469
[1]	HireQuest Inc.	153,033	2,361
*,1	INNOVATE Corp.	1,423,542	2,306
*	GEE Group Inc.	3,870,957	2,290
*	Willis Lease Finance Corp.	53,245	2,252
*	Broadwind Inc.	689,278	2,206
*,1	Workhorse Group Inc.	5,121,723	2,122
*	374Water Inc.	1,698,615	2,106
*	Research Solutions Inc.	846,894	2,092
*	Hudson Global Inc.	107,683	2,087
*,1	Terran Orbital Corp.	2,419,100	2,014
*	Alpha Pro Tech Ltd.	462,840	2,009
*,1	SKYX Platforms Corp.	1,335,481	1,896
*,1	Spire Global Inc.	372,090	1,820
*	LS Starrett Co. Class A	166,241	1,787
*,1	Redwire Corp.	562,616	1,626
*	Paysign Inc.	825,440	1,610
	Frequency Electronics Inc.	228,179	1,584
*,1	Knightscope Inc. Class A	1,984,525	1,574
*	Lightbridge Corp.	345,233	1,550
*	VirTra Inc.	265,149	1,480
*,1	Coda Octopus Group Inc.	222,690	1,381
*,1	Where Food Comes From Inc.	97,553	1,380
*	Usio Inc.	757,304	1,325
*,1	Odyssey Marine Exploration Inc. Class B	320,792	1,200
*,1	Byrna Technologies Inc.	521,296	1,168
*	Hydrofarm Holdings Group Inc.	950,421	1,159
*	LightPath Technologies Inc. Class A	767,461	1,113
*,1	Wrap Technologies Inc.	672,384	1,009

		Shares	Market Value ($000)
*	Orion Energy Systems Inc.	765,432	964
*,1	AppTech Payments Corp.	289,967	955
*,1	Dragonfly Energy Holdings Corp.	610,200	940
*,1	FreightCar America Inc.	351,606	939
*,1	Sono-Tek Corp.	157,600	827
*	Priority Technology Holdings Inc.	239,738	777
*	IZEA Worldwide Inc.	349,648	755
*,1	MSP Recovery Inc.	3,507,987	754
*	RF Industries Ltd.	249,088	750
*	Air T Inc.	32,860	734
*,1	AEye Inc.	3,258,500	684
*,1	Katapult Holdings Inc.	65,728	673
*	Pioneer Power Solutions Inc.	107,157	671
*,1	Astra Space Inc. Class A	354,711	656
*,1	Cepton Inc.	170,313	647
*	ClearSign Technologies Corp.	586,920	640
	Espey Manufacturing & Electronics Corp.	36,920	596
*,1	Sypris Solutions Inc.	286,226	564
*,1	View Inc.	69,473	504
*	Fuel Tech Inc.	424,566	501
*	Team Inc.	67,315	468
	Taitron Components Inc. Class A	125,572	446
*,1	Applied DNA Sciences Inc.	346,633	426
*,1	TSR Inc.	50,537	426
*,1	TOMI Environmental Solutions Inc.	484,669	422
*,1	Xos Inc.	1,199,595	412
*	StarTek Inc.	122,969	400
*	Astrotech Corp.	38,881	392
*	M-Tron Industries Inc.	21,794	386
*	FG Group Holdings Inc.	226,990	381
*,1	Sarcos Technology & Robotics Corp.	393,671	336
*,1	AgEagle Aerial Systems Inc.	1,950,222	328
*	Taylor Devices Inc.	14,595	311
*	Mega Matrix Corp.	339,000	298
*,1	Biotricity Inc.	140,956	295
*	AmpliTech Group Inc.	132,700	272
*,1	DSS Inc. (XASE)	1,292,763	238
*	Air Industries Group	68,161	196
*,1	Polar Power Inc.	156,102	173
*	Jewett-Cameron Trading Co. Ltd.	33,538	158
*,1	Shapeways Holdings Inc.	44,252	142
*	LGL Group Inc.	30,781	132
	P&F Industries Inc. Class A	19,762	131
*	Professional Diversity Network Inc.	50,372	129
*,1	ENGlobal Corp.	378,679	128
*,1	Energous Corp.	68,273	109
*	OLB Group Inc.	142,545	104
*,1	CISO Global Inc.	726,500	102
*,1	Ryvyl Inc.	32,268	98
*	Servotronics Inc.	8,633	95
*	CPI Aerostructures Inc.	24,969	83
*,1	Nuvve Holding Corp.	234,173	79
*	Safe & Green Holdings Corp.	124,227	75
*	Sidus Space Inc. Class A	499,778	71
*,1	Momentus Inc. Class A	32,963	66
*	Patriot Transportation Holding Inc.	7,581	64
*,1	Digital Ally Inc.	26,008	54
*	Molekule Group Inc.	245,648	36

		Shares	Market Value ($000)
*	Safe & Green Development Corp.	23,128	34
*,2	DSS Inc.	5,171,052	33
*	Art's-Way Manufacturing Co. Inc.	4,484	11
*	Intuitive Machines Inc.	2,154	8
[2]	Triton International Ltd.	77	6
	Greif Inc. Class B	76	5
*	Akili Inc. Class A	3,429	2
*,1	Fathom Digital Manufacturing C	415	2
*,2	Patriot National Inc.	129,819	—
*	Ardagh Group SA Class A	37	—
*,2	GCI Liberty Inc.	2,704,635	—
			166,818,386
Real Estate (2.8%)
	Prologis Inc.	28,775,664	3,228,917
	American Tower Corp.	14,522,425	2,388,213
	Equinix Inc.	2,914,046	2,116,355
	Welltower Inc.	16,150,045	1,323,012
	Public Storage	4,930,844	1,299,376
	Crown Castle Inc.	13,507,568	1,243,101
	Digital Realty Trust Inc.	9,430,746	1,141,309
	Realty Income Corp.	22,063,799	1,101,866
	Simon Property Group Inc.	9,679,563	1,045,683
*	CoStar Group Inc.	12,709,782	977,255
	Extra Space Storage Inc.	6,576,545	799,576
	VICI Properties Inc. Class A	26,787,317	779,511
	AvalonBay Communities Inc.	4,420,393	759,158
	Weyerhaeuser Co.	22,732,441	696,977
*	CBRE Group Inc. Class A	9,153,663	676,090
	SBA Communications Corp. Class A	3,372,331	675,039
	Equity Residential	11,243,609	660,112
	Invitation Homes Inc.	19,098,314	605,226
	Iron Mountain Inc.	9,075,825	539,558
	Alexandria Real Estate Equities Inc.	5,378,603	538,398
	Ventas Inc.	12,529,714	527,877
	Mid-America Apartment Communities Inc.	3,637,762	467,998
	Sun Communities Inc.	3,876,951	458,798
	Essex Property Trust Inc.	1,994,277	422,966
	UDR Inc.	10,275,679	366,533
	WP Carey Inc.	6,682,489	361,389
	Host Hotels & Resorts Inc.	22,250,179	357,560
	Gaming & Leisure Properties Inc.	7,777,500	354,265
	Regency Centers Corp.	5,764,201	342,624
	Kimco Realty Corp.	19,300,253	339,491
	Equity LifeStyle Properties Inc.	5,237,559	333,685
	American Homes 4 Rent Class A	9,605,734	323,617
	Camden Property Trust	3,326,624	314,632
	Healthpeak Properties Inc.	17,051,659	313,068
	Rexford Industrial Realty Inc.	5,935,487	292,916
	CubeSmart	7,001,404	266,964
	Boston Properties Inc.	4,411,148	262,375
	Americold Realty Trust Inc.	8,432,342	256,428
	Omega Healthcare Investors Inc.	7,623,029	252,780
	EastGroup Properties Inc.	1,403,431	233,713
	Federal Realty Investment Trust	2,536,370	229,871
	Lamar Advertising Co. Class A	2,717,570	226,836
*	Zillow Group Inc. Class C	4,902,996	226,322
*	Jones Lang LaSalle Inc.	1,486,657	209,886
	NNN REIT Inc.	5,651,787	199,734

		Shares	Market Value ($000)
	First Industrial Realty Trust Inc.	4,115,064	195,836
	Brixmor Property Group Inc.	9,348,272	194,257
	STAG Industrial Inc.	5,598,039	193,188
	Healthcare Realty Trust Inc. Class A	11,894,159	181,624
	Agree Realty Corp.	2,992,035	165,280
	Terreno Realty Corp.	2,635,119	149,675
	Kite Realty Group Trust	6,855,064	146,835
	Ryman Hospitality Properties Inc.	1,752,827	145,975
	Spirit Realty Capital Inc.	4,338,737	145,478
	Apartment Income REIT Corp. Class A	4,569,118	140,272
	Rayonier Inc.	4,569,334	130,043
	Vornado Realty Trust	5,412,205	122,749
	Phillips Edison & Co. Inc.	3,656,462	122,638
	Kilroy Realty Corp.	3,663,814	115,813
	PotlatchDeltic Corp.	2,486,490	112,862
	Essential Properties Realty Trust Inc.	4,874,549	105,436
[1]	Medical Properties Trust Inc.	18,687,923	101,849
	Sabra Health Care REIT Inc.	7,258,023	101,177
	Independence Realty Trust Inc.	7,029,919	98,911
	Apple Hospitality REIT Inc.	6,377,193	97,826
	EPR Properties	2,354,096	97,789
	Cousins Properties Inc.	4,736,514	96,483
	Physicians Realty Trust	7,320,324	89,235
	DigitalBridge Group Inc.	5,061,690	88,985
	Broadstone Net Lease Inc.	5,844,843	83,581
	COPT Defense Properties	3,503,420	83,487
	LXP Industrial Trust	9,211,852	81,985
	National Storage Affiliates Trust	2,543,782	80,740
	Park Hotels & Resorts Inc.	6,233,446	76,796
*	Howard Hughes Holdings Inc.	1,027,254	76,150
[1]	SL Green Realty Corp.	1,996,617	74,474
	Macerich Co.	6,592,795	71,927
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,310,860	70,190
	Tanger Factory Outlet Centers Inc.	3,065,145	69,272
	SITE Centers Corp.	5,569,774	68,675
	Highwoods Properties Inc.	3,302,259	68,060
	National Health Investors Inc.	1,284,232	65,958
	Innovative Industrial Properties Inc.	871,334	65,925
	CareTrust REIT Inc.	3,156,626	64,711
	St. Joe Co.	1,188,354	64,563
	Douglas Emmett Inc.	4,816,000	61,452
	Four Corners Property Trust Inc.	2,733,242	60,651
	Sunstone Hotel Investors Inc.	6,463,697	60,436
	Equity Commonwealth	3,236,736	59,459
	Global Net Lease Inc.	6,086,917	58,495
	Pebblebrook Hotel Trust	3,904,158	53,058
	Urban Edge Properties	3,443,133	52,542
	DiamondRock Hospitality Co.	6,461,707	51,888
	Kennedy-Wilson Holdings Inc.	3,405,611	50,199
	InvenTrust Properties Corp.	1,988,142	47,338
*	Zillow Group Inc. Class A	1,055,472	47,275
	RLJ Lodging Trust	4,795,531	46,948
	Outfront Media Inc.	4,609,396	46,555
	JBG SMITH Properties	3,182,896	46,025
	Retail Opportunity Investments Corp.	3,670,253	45,438
*	Opendoor Technologies Inc.	16,350,039	43,164
	Acadia Realty Trust	2,967,345	42,581
	LTC Properties Inc.	1,315,813	42,277

		Shares	Market Value ($000)
	Xenia Hotels & Resorts Inc.	3,531,801	41,605
	Veris Residential Inc.	2,430,443	40,102
	Service Properties Trust	5,176,669	39,809
*	Cushman & Wakefield plc	5,162,587	39,339
[1]	eXp World Holdings Inc.	2,415,915	39,234
	Elme Communities	2,782,528	37,954
	Getty Realty Corp.	1,361,734	37,761
	Alexander & Baldwin Inc.	2,250,532	37,651
	Uniti Group Inc.	7,281,499	34,369
	Easterly Government Properties Inc. Class A	2,856,939	32,655
	NETSTREIT Corp.	2,063,533	32,150
	Empire State Realty Trust Inc. Class A	3,891,647	31,289
*	Apartment Investment & Management Co. Class A	4,437,902	30,178
*	Compass Inc. Class A	10,404,324	30,173
*	GEO Group Inc.	3,655,153	29,899
	Hudson Pacific Properties Inc.	4,402,588	29,277
	Plymouth Industrial REIT Inc.	1,365,090	28,599
	RPT Realty	2,665,717	28,150
	Paramount Group Inc.	6,004,698	27,742
	Centerspace	454,649	27,397
	UMH Properties Inc.	1,933,825	27,112
	American Assets Trust Inc.	1,388,723	27,011
	Newmark Group Inc. Class A	3,990,142	25,657
	Brandywine Realty Trust	5,445,069	24,721
*	Redfin Corp.	3,311,351	23,312
	Community Healthcare Trust Inc.	747,617	22,204
	Marcus & Millichap Inc.	755,429	22,164
	NexPoint Residential Trust Inc.	676,829	21,780
	Piedmont Office Realty Trust Inc. Class A	3,830,835	21,529
*	Anywhere Real Estate Inc.	3,293,319	21,176
	Armada Hoffler Properties Inc.	1,903,636	19,493
	Summit Hotel Properties Inc.	3,209,693	18,616
[1]	Peakstone Realty Trust	1,076,600	17,915
	Universal Health Realty Income Trust	413,444	16,716
	Global Medical REIT Inc.	1,861,159	16,695
	Gladstone Land Corp.	1,118,425	15,915
	Saul Centers Inc.	439,170	15,490
[1]	CBL & Associates Properties Inc.	732,574	15,369
[1]	Farmland Partners Inc.	1,486,534	15,252
	Whitestone REIT	1,541,690	14,846
*	Forestar Group Inc.	538,939	14,519
[1]	Ares Commercial Real Estate Corp.	1,521,592	14,486
	Gladstone Commercial Corp.	1,186,750	14,431
	Diversified Healthcare Trust	7,363,201	14,285
	Chatham Lodging Trust	1,474,768	14,114
	RMR Group Inc. Class A	443,704	10,880
	Hersha Hospitality Trust Class A	1,083,536	10,684
	Alexander's Inc.	58,505	10,661
	One Liberty Properties Inc.	549,453	10,368
[1]	CTO Realty Growth Inc.	633,230	10,265
*	Tejon Ranch Co.	619,026	10,041
	Orion Office REIT Inc.	1,829,577	9,532
*	FRP Holdings Inc.	170,118	9,181
*	Seritage Growth Properties Class A	1,116,701	8,643
*	Stratus Properties Inc.	274,453	7,520
	Alpine Income Property Trust Inc.	457,586	7,486
	Bridge Investment Group Holdings Inc. Class A	806,505	7,420
	Postal Realty Trust Inc. Class A	503,164	6,793

		Shares	Market Value ($000)
	RE/MAX Holdings Inc. Class A	519,322	6,720
	Office Properties Income Trust	1,575,871	6,461
	Industrial Logistics Properties Trust	2,135,037	6,170
	BRT Apartments Corp.	355,802	6,145
	Braemar Hotels & Resorts Inc.	2,097,772	5,811
	Franklin Street Properties Corp.	2,758,628	5,103
	City Office REIT Inc.	1,177,661	5,005
*	Star Holdings	384,803	4,818
	Douglas Elliman Inc.	2,057,383	4,650
[1]	Modiv Industrial Inc. Class C	224,372	3,745
*,1	Offerpad Solutions Inc.	372,560	3,636
*,1	Ashford Hospitality Trust Inc.	1,242,653	2,970
*	Maui Land & Pineapple Co. Inc.	201,600	2,671
	Clipper Realty Inc.	405,295	2,099
*	AMREP Corp.	115,952	1,951
	Creative Media & Community Trust Corp.	477,630	1,934
	Global Self Storage Inc.	319,661	1,554
*	Bluerock Homes Trust Inc.	109,382	1,413
*,1	Altisource Portfolio Solutions SA	306,328	1,222
*	Fathom Holdings Inc.	213,914	873
*,1	WeWork Inc. Class A	259,215	780
*	Comstock Holding Cos. Inc. Class A	164,051	771
*	Rafael Holdings Inc. Class B	381,611	725
*	Sotherly Hotels Inc.	337,859	568
*,1	American Strategic Investment Co.	49,393	449
*	Trinity Place Holdings Inc.	756,919	276
[1]	CorEnergy Infrastructure Trust Inc.	293,803	235
*	LuxUrban Hotels Inc.	43,833	204
[1]	Presidio Property Trust Inc. Class A	184,525	147
*,2	New York REIT Liquidating LLC	19,100	138
[1]	Generation Income Properties Inc.	28,716	112
*	Alset Inc.	77,598	103
*,1	Avalon GloboCare Corp.	48,625	39
	Medalist Diversified REIT Inc.	1,580	8
*,2	Spirit MTA REIT	2,854,330	—
			37,108,672
Technology (29.6%)
	Apple Inc.	462,730,883	79,224,154
	Microsoft Corp.	231,472,510	73,087,445
	NVIDIA Corp.	73,101,724	31,798,519
*	Alphabet Inc. Class A	184,867,959	24,191,821
*	Meta Platforms Inc. Class A	69,238,561	20,786,108
*	Alphabet Inc. Class C	153,579,714	20,249,485
	Broadcom Inc.	12,856,393	10,678,263
*	Adobe Inc.	14,198,440	7,239,785
*	Salesforce Inc.	28,824,694	5,845,071
	Oracle Corp.	50,731,888	5,373,522
*	Advanced Micro Devices Inc.	50,326,651	5,174,586
	Intel Corp.	130,464,268	4,638,005
	Texas Instruments Inc.	28,294,106	4,499,046
	Intuit Inc.	8,287,585	4,234,459
	International Business Machines Corp.	28,380,055	3,981,722
	QUALCOMM Inc.	34,767,738	3,861,305
	Applied Materials Inc.	26,055,077	3,607,325
*	ServiceNow Inc.	6,353,852	3,551,549
	Analog Devices Inc.	15,522,338	2,717,806
	Lam Research Corp.	4,126,843	2,586,581
	Micron Technology Inc.	34,114,755	2,320,827

		Shares	Market Value ($000)
*	Palo Alto Networks Inc.	9,525,945	2,233,263
*	Synopsys Inc.	4,735,561	2,173,480
*	Cadence Design Systems Inc.	8,461,743	1,982,586
	KLA Corp.	4,257,502	1,952,746
	Roper Technologies Inc.	3,324,130	1,609,810
	Amphenol Corp. Class A	18,575,909	1,560,191
	Marvell Technology Inc.	26,764,477	1,448,761
*	Workday Inc. Class A	6,445,006	1,384,710
*	Autodesk Inc.	6,652,307	1,376,429
	Microchip Technology Inc.	16,944,651	1,322,530
*	Snowflake Inc. Class A	8,627,698	1,318,053
*	ON Semiconductor Corp.	13,426,578	1,248,000
*	VMware Inc. Class A	7,368,739	1,226,748
*	Fortinet Inc.	20,781,202	1,219,441
	TE Connectivity Ltd.	9,764,286	1,206,182
*	Crowdstrike Holdings Inc. Class A	6,625,392	1,108,958
	Cognizant Technology Solutions Corp. Class A	15,717,924	1,064,732
*	Palantir Technologies Inc. Class A	60,565,209	969,043
*	Atlassian Corp. Class A	4,777,328	962,679
	CDW Corp.	4,178,902	843,135
*	ANSYS Inc.	2,702,755	804,205
*	Gartner Inc.	2,329,586	800,469
*	Splunk Inc.	5,228,040	764,601
*	Datadog Inc. Class A	8,387,882	764,052
*	HubSpot Inc.	1,482,736	730,248
	Corning Inc.	23,849,784	726,703
*	DoorDash Inc. Class A	9,128,220	725,420
*	MongoDB Inc. Class A	2,086,025	721,473
	HP Inc.	27,613,838	709,676
	Hewlett Packard Enterprise Co.	40,172,658	697,799
	Monolithic Power Systems Inc.	1,410,804	651,791
*	VeriSign Inc.	2,726,590	552,216
*	Cloudflare Inc. Class A	8,672,486	546,714
*	PTC Inc.	3,695,097	523,521
	Dell Technologies Inc. Class C	7,515,327	517,806
*	Tyler Technologies Inc.	1,307,752	504,975
*	Akamai Technologies Inc.	4,724,368	503,334
*	Zoom Video Communications Inc. Class A	7,143,551	499,620
	NetApp Inc.	6,557,586	497,590
*	Pinterest Inc. Class A	18,162,158	490,923
	Jabil Inc.	3,866,262	490,590
	Skyworks Solutions Inc.	4,957,459	488,756
	Teradyne Inc.	4,781,523	480,352
*	EPAM Systems Inc.	1,811,586	463,204
*	Western Digital Corp.	9,999,451	456,275
	Entegris Inc.	4,664,692	438,061
*	Zscaler Inc.	2,733,927	425,372
	Paycom Software Inc.	1,600,677	415,008
	Seagate Technology Holdings plc	6,126,327	404,031
	Vertiv Holdings Co. Class A	10,694,548	397,837
*	Okta Inc. Class A	4,833,657	393,991
	Leidos Holdings Inc.	4,271,445	393,656
*	Super Micro Computer Inc.	1,396,949	383,071
*	Manhattan Associates Inc.	1,926,494	380,791
*	Lattice Semiconductor Corp.	4,282,848	368,025
	Bentley Systems Inc. Class B	7,058,482	354,053
	SS&C Technologies Holdings Inc.	6,594,447	346,472
*	Dynatrace Inc.	7,301,863	341,216

		Shares	Market Value ($000)
*	GoDaddy Inc. Class A	4,558,644	339,528
*	Match Group Inc.	8,636,103	338,319
*	Pure Storage Inc. Class A	9,063,421	322,839
*	Twilio Inc. Class A	5,373,953	314,537
*	Ceridian HCM Holding Inc.	4,580,674	310,799
	Gen Digital Inc.	16,952,581	299,722
*	F5 Inc.	1,845,750	297,424
*	Qorvo Inc.	3,068,946	292,992
*	Snap Inc. Class A	32,145,116	286,413
*	DocuSign Inc. Class A	6,275,475	263,570
*	Unity Software Inc.	8,382,304	263,121
*	Nutanix Inc. Class A	7,326,733	255,556
	KBR Inc.	4,185,679	246,704
	National Instruments Corp.	4,134,267	246,485
*	AppLovin Corp. Class A	6,037,424	241,255
*	Guidewire Software Inc.	2,555,423	229,988
*	Toast Inc. Class A	12,198,639	228,481
*	CACI International Inc. Class A	715,265	224,543
	Universal Display Corp.	1,409,040	221,205
*	Arrow Electronics Inc.	1,721,715	215,628
*	Dropbox Inc. Class A	7,910,259	215,396
*	Elastic NV	2,451,114	199,129
*	Onto Innovation Inc.	1,547,752	197,369
*	SPS Commerce Inc.	1,132,516	193,219
*	UiPath Inc. Class A	11,238,734	192,295
*	Rambus Inc.	3,432,355	191,491
*	Fabrinet	1,142,409	190,348
*	Aspen Technology Inc.	909,847	185,845
*	ZoomInfo Technologies Inc. Class A	11,311,478	185,508
*	Procore Technologies Inc.	2,692,079	175,847
	Science Applications International Corp.	1,657,892	174,974
*	Confluent Inc. Class A	5,645,774	167,171
*	Axcelis Technologies Inc.	1,020,597	166,408
*	Qualys Inc.	1,074,859	163,970
*	Insight Enterprises Inc.	1,101,080	160,207
*	Tenable Holdings Inc.	3,573,453	160,091
*	Smartsheet Inc. Class A	3,919,583	158,586
*	Novanta Inc.	1,105,035	158,506
*	Coherent Corp.	4,715,625	153,918
*	New Relic Inc.	1,734,600	148,516
*	Workiva Inc. Class A	1,464,350	148,397
*	Wolfspeed Inc.	3,886,388	148,071
	Dolby Laboratories Inc. Class A	1,862,418	147,615
	TD SYNNEX Corp.	1,476,482	147,442
*	Five9 Inc.	2,276,552	146,382
*	Teradata Corp.	3,086,323	138,946
	Avnet Inc.	2,841,966	136,954
	Power Integrations Inc.	1,785,397	136,244
*	MACOM Technology Solutions Holdings Inc.	1,650,100	134,615
*	DXC Technology Co.	6,424,480	133,822
*	Cirrus Logic Inc.	1,727,418	127,760
	Advanced Energy Industries Inc.	1,178,696	121,547
*	IAC Inc.	2,375,205	119,687
*	SentinelOne Inc. Class A	7,044,703	118,774
*	Blackbaud Inc.	1,659,990	116,731
*	Gitlab Inc. Class A	2,542,855	114,988
*	Freshworks Inc. Class A	5,736,008	114,261
	Concentrix Corp.	1,393,014	111,594

		Shares	Market Value ($000)
*	Samsara Inc. Class A	4,424,085	111,531
*	NCR Corp.	4,121,277	111,151
*	Synaptics Inc.	1,231,890	110,180
*	Silicon Laboratories Inc.	944,315	109,437
*	Kyndryl Holdings Inc.	7,119,846	107,510
*	Appfolio Inc. Class A	583,015	106,476
*	Altair Engineering Inc. Class A	1,694,534	106,010
*	Diodes Inc.	1,344,147	105,973
*,1	MicroStrategy Inc. Class A	322,028	105,715
*	Box Inc. Class A	4,249,816	102,888
*	DoubleVerify Holdings Inc.	3,660,043	102,298
	Vishay Intertechnology Inc.	3,999,454	98,867
*	Varonis Systems Inc. Class B	3,195,332	97,585
*	CommVault Systems Inc.	1,386,954	93,772
*	BlackLine Inc.	1,686,790	93,566
*	IPG Photonics Corp.	905,396	91,934
*	Alarm.com Holdings Inc.	1,485,116	90,800
	Dun & Bradstreet Holdings Inc.	9,053,314	90,443
*	Sanmina Corp.	1,662,667	90,250
*	Ziff Davis Inc.	1,395,218	88,861
*	Yelp Inc. Class A	2,034,764	84,626
*	FormFactor Inc.	2,420,224	84,563
*,1	C3.ai Inc. Class A	3,227,878	82,375
*	Rapid7 Inc.	1,782,289	81,593
*	Plexus Corp.	867,988	80,706
	Amkor Technology Inc.	3,455,004	78,083
*	CCC Intelligent Solutions Holdings Inc.	5,813,990	77,617
*	Rogers Corp.	587,377	77,222
*,1	IonQ Inc.	5,030,762	74,858
*	RingCentral Inc. Class A	2,513,889	74,487
*	Parsons Corp.	1,328,339	72,195
	Progress Software Corp.	1,361,289	71,577
*,1	Sprout Social Inc. Class A	1,411,764	70,419
*	Alteryx Inc. Class A	1,842,295	69,436
*	Braze Inc. Class A	1,482,244	69,265
*	Allegro MicroSystems Inc.	2,158,683	68,948
*	Fastly Inc. Class A	3,568,178	68,402
*	nCino Inc.	2,110,280	67,107
*	Envestnet Inc.	1,492,658	65,722
*	HashiCorp Inc. Class A	2,843,236	64,911
*	JFrog Ltd.	2,495,639	63,289
*	Perficient Inc.	1,084,355	62,741
*	Ambarella Inc.	1,163,260	61,688
*	SiTime Corp.	527,528	60,270
*	Appian Corp. Class A	1,303,543	59,455
*	NetScout Systems Inc.	2,110,095	59,125
*	PagerDuty Inc.	2,539,505	57,113
	Pegasystems Inc.	1,291,867	56,080
*	Schrodinger Inc.	1,973,578	55,793
*	Q2 Holdings Inc.	1,726,430	55,712
*	LiveRamp Holdings Inc.	1,927,815	55,598
*	Credo Technology Group Holding Ltd.	3,555,264	54,218
	Xerox Holdings Corp.	3,382,222	53,067
*	ePlus Inc.	826,603	52,506
*	Semtech Corp.	1,973,841	50,826
*	Cargurus Inc. Class A	2,857,742	50,068
*	MaxLinear Inc. Class A	2,219,661	49,387
	Clear Secure Inc. Class A	2,592,510	49,361

		Shares	Market Value ($000)
*	Cohu Inc.	1,410,343	48,572
	CSG Systems International Inc.	936,716	47,885
*	Squarespace Inc. Class A	1,642,073	47,571
*	Bumble Inc. Class A	3,025,224	45,136
*	Veeco Instruments Inc.	1,596,982	44,891
*	Verint Systems Inc.	1,952,421	44,886
*	DigitalOcean Holdings Inc.	1,841,160	44,243
*	PROS Holdings Inc.	1,272,114	44,041
*	Asana Inc. Class A	2,391,780	43,794
*	Veradigm Inc.	3,258,572	42,818
*	Upwork Inc.	3,748,070	42,578
*	Sprinklr Inc. Class A	3,044,058	42,130
*	Agilysys Inc.	629,309	41,635
*	TTM Technologies Inc.	3,142,407	40,474
*,1	Aehr Test Systems	884,752	40,433
*	Ultra Clean Holdings Inc.	1,355,776	40,226
*	Paycor HCM Inc.	1,740,629	39,739
	CTS Corp.	950,265	39,664
*	Impinj Inc.	692,130	38,088
*	PDF Solutions Inc.	1,123,545	36,403
*	Jamf Holding Corp.	2,056,244	36,313
*	SMART Global Holdings Inc.	1,439,470	35,051
*	Photronics Inc.	1,733,082	35,026
*	Zeta Global Holdings Corp. Class A	4,140,218	34,571
	Adeia Inc.	3,077,516	32,868
	A10 Networks Inc.	2,174,205	32,678
*	Vertex Inc. Class A	1,409,745	32,565
*	Zuora Inc. Class A	3,917,211	32,278
*,1	PAR Technology Corp.	794,296	30,612
*	Magnite Inc.	3,963,985	29,888
*	AvePoint Inc.	4,421,969	29,716
	Shutterstock Inc.	757,607	28,827
*	Everbridge Inc.	1,247,714	27,974
*	Avid Technology Inc.	1,022,457	27,473
*	Model N Inc.	1,110,025	27,096
*	Ichor Holdings Ltd.	846,634	26,212
*	E2open Parent Holdings Inc.	5,749,891	26,105
*	Amplitude Inc. Class A	2,250,274	26,036
	Benchmark Electronics Inc.	1,063,761	25,807
*	ACM Research Inc. Class A	1,421,822	25,742
*	EngageSmart Inc.	1,418,119	25,512
*	ScanSource Inc.	836,936	25,368
*	TechTarget Inc.	831,768	25,252
*	N-able Inc.	1,946,300	25,107
*	Eventbrite Inc. Class A	2,533,728	24,983
*	Intapp Inc.	734,867	24,633
	Methode Electronics Inc.	1,074,089	24,543
*	Cerence Inc.	1,201,324	24,471
*	Navitas Semiconductor Corp. Class A	3,461,400	24,057
*	Informatica Inc. Class A	1,125,336	23,711
*	indie Semiconductor Inc. Class A	3,703,666	23,333
*,1	Xometry Inc. Class A	1,271,417	21,589
*,1	Getty Images Holdings Inc.	3,239,546	21,025
*,1	Klaviyo Inc. Class A	597,488	20,613
*	Grid Dynamics Holdings Inc.	1,666,570	20,299
*	Yext Inc.	3,172,438	20,082
	Simulations Plus Inc.	475,654	19,835
*	Alkami Technology Inc.	1,066,585	19,433

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	643,490	19,202
*	3D Systems Corp.	3,852,133	18,914
*	BigCommerce Holdings Inc.	1,899,824	18,751
*	Olo Inc. Class A	3,067,735	18,590
*	Kimball Electronics Inc.	677,296	18,544
	PC Connection Inc.	343,225	18,321
*	Digital Turbine Inc.	2,901,678	17,555
*	Matterport Inc.	7,851,178	17,037
*	Cleanspark Inc.	4,444,844	16,935
	Hackett Group Inc.	689,753	16,271
*,1	Digimarc Corp.	494,615	16,070
*	SolarWinds Corp.	1,618,452	15,278
*,1	Planet Labs PBC	5,801,296	15,083
*	PubMatic Inc. Class A	1,239,124	14,993
*	Mitek Systems Inc.	1,391,563	14,918
*,1	SmartRent Inc. Class A	5,566,988	14,530
*	Vimeo Inc.	3,982,389	14,098
*	Consensus Cloud Solutions Inc.	544,091	13,700
*	Couchbase Inc.	790,631	13,567
*	nLight Inc.	1,264,578	13,152
*	CEVA Inc.	645,647	12,519
*,1	MicroVision Inc.	5,662,357	12,401
*	OneSpan Inc.	1,153,080	12,396
*	Thoughtworks Holding Inc.	2,936,882	11,982
	NVE Corp.	145,801	11,976
*	Daktronics Inc.	1,325,348	11,822
*	Weave Communications Inc.	1,425,625	11,619
*	Definitive Healthcare Corp. Class A	1,450,631	11,591
*,1	Applied Digital Corp.	1,851,300	11,552
*,1	SoundHound AI Inc. Class A	5,738,298	11,534
*,1	SEMrush Holdings Inc. Class A	1,339,751	11,388
*,1	Rumble Inc.	2,181,400	11,125
*,1	Groupon Inc. Class A	698,916	10,707
	American Software Inc. Class A	921,406	10,559
	ON24 Inc.	1,517,830	9,608
*	NerdWallet Inc. Class A	1,080,320	9,604
*	Enfusion Inc. Class A	1,069,947	9,597
*	Domo Inc. Class B	900,573	8,835
*,1	Blend Labs Inc. Class A	6,432,185	8,812
*	MeridianLink Inc.	509,328	8,689
*	LivePerson Inc.	2,161,862	8,410
	Immersion Corp.	1,152,856	7,620
[1]	Ebix Inc.	765,121	7,559
*	Bandwidth Inc. Class A	631,073	7,112
*,1	Innodata Inc.	826,077	7,046
*	inTEST Corp.	461,832	7,006
*	Identiv Inc.	821,350	6,932
*	Backblaze Inc. Class A	1,242,830	6,836
*	Unisys Corp.	1,935,305	6,677
*,1	Nextdoor Holdings Inc.	3,659,313	6,660
*,1	NextNav Inc.	1,285,569	6,608
*	Red Violet Inc.	320,472	6,413
*,1	Terawulf Inc.	4,941,318	6,226
*	Asure Software Inc.	639,226	6,047
*	eGain Corp.	977,552	5,992
*	Everspin Technologies Inc.	605,529	5,952
*,1	Tucows Inc. Class A	280,369	5,722
*	Computer Task Group Inc.	532,315	5,499

		Shares	Market Value ($000)
*	eMagin Corp.	2,762,947	5,498
*,1	FiscalNote Holdings Inc.	2,641,300	5,494
*,1	Atomera Inc.	855,596	5,356
*	TrueCar Inc.	2,570,193	5,320
*,1	QuickLogic Corp.	585,831	5,038
*,1	Vroom Inc.	4,332,182	4,852
*	Rimini Street Inc.	2,197,871	4,835
*	EverQuote Inc. Class A	645,954	4,670
*,1	CoreCard Corp.	232,699	4,654
*,1	Ouster Inc.	916,271	4,618
*	EverCommerce Inc.	458,280	4,597
*,1	MediaAlpha Inc. Class A	555,905	4,592
*	Kopin Corp.	3,713,434	4,530
*	Upland Software Inc.	980,074	4,528
*,1	Rackspace Technology Inc.	1,911,506	4,492
*	Arteris Inc.	680,070	4,427
*,1	WM Technology Inc.	3,203,513	4,229
*	Expensify Inc. Class A	1,226,965	3,988
*	Brightcove Inc.	1,209,775	3,980
*,1	Rigetti Computing Inc.	2,946,700	3,919
[1]	Park City Group Inc.	445,046	3,899
*,1	SkyWater Technology Inc.	621,278	3,740
*	Innovid Corp.	2,911,139	3,726
*	Synchronoss Technologies Inc.	3,800,451	3,648
*	Amtech Systems Inc.	477,101	3,636
	Richardson Electronics Ltd.	332,253	3,632
*	Telos Corp.	1,397,109	3,339
*	AXT Inc.	1,383,932	3,321
*	AstroNova Inc.	251,021	3,138
*	Pixelworks Inc.	2,775,688	3,137
*	Edgio Inc.	3,619,157	3,084
*,1	Cipher Mining Inc.	1,308,472	3,049
*,1	Aeva Technologies Inc.	3,931,094	3,007
*,1	Veritone Inc.	1,137,370	2,934
*	Viant Technology Inc. Class A	509,873	2,855
*,1	LiveVox Holdings Inc.	811,138	2,709
*	1stdibs.com Inc.	699,279	2,545
	CSP Inc.	139,445	2,440
*,1	Smith Micro Software Inc.	2,009,704	2,432
*	Intevac Inc.	712,652	2,216
*,1	Porch Group Inc.	2,673,021	2,145
*	Issuer Direct Corp.	110,039	2,069
*,1	Presto Automation Inc.	1,445,442	2,067
*	Quantum Corp.	3,321,825	2,026
*	Transphorm Inc.	898,488	1,995
*,1	Nutex Health Inc.	9,268,251	1,877
*	TransAct Technologies Inc.	269,345	1,729
*	SecureWorks Corp. Class A	263,152	1,634
*	comScore Inc.	2,442,580	1,500
*	Intellicheck Inc.	671,745	1,491
*,1	Arena Group Holdings Inc.	332,403	1,423
*	CVD Equipment Corp.	198,073	1,357
*,1	Steel Connect Inc.	126,263	1,351
*,1	GSI Technology Inc.	481,492	1,305
*,1	Skillz Inc. Class A	241,612	1,232
*	Key Tronic Corp.	270,500	1,209
*,1	BigBear.ai Holdings Inc.	739,669	1,117
*,1	AudioEye Inc.	211,717	1,048

		Shares	Market Value ($000)
*	Zedge Inc. Class B	455,536	998
*	Streamline Health Solutions Inc.	1,027,543	994
*	Flux Power Holdings Inc.	287,084	988
*,1	Quantum Computing Inc.	880,269	951
*	One Stop Systems Inc.	498,283	922
*,1	Beachbody Co. Inc.	3,047,190	899
*	DecisionPoint Systems Inc.	179,250	896
*	Aware Inc.	646,876	893
*	System1 Inc.	726,600	879
*	AdTheorent Holding Co. Inc.	654,100	844
*,1	Inuvo Inc.	3,857,320	825
*	NetSol Technologies Inc.	448,836	817
*,1	BuzzFeed Inc. Class A	2,108,022	805
*,1	Glimpse Group Inc.	437,150	804
*,1	KULR Technology Group Inc.	2,126,566	763
*	Trio-Tech International	108,490	759
*,1	Phunware Inc.	3,924,649	702
*	Data I/O Corp.	180,859	689
*	EMCORE Corp.	1,425,083	678
*,1	ZeroFox Holdings Inc.	726,352	639
*,1	KORE Group Holdings Inc.	1,047,448	634
*	Mastech Digital Inc.	69,007	621
[1]	VirnetX Holding Corp.	2,322,044	590
*,1	authID Inc.	69,472	538
*,1	Alpine 4 Holdings Inc.	649,415	471
*	WidePoint Corp.	265,533	457
*	BSQUARE Corp.	370,084	440
*	Duos Technologies Group Inc.	84,934	439
*,1	Stronghold Digital Mining Inc. Class A	97,910	426
*	Bridgeline Digital Inc.	497,411	413
	SilverSun Technologies Inc.	118,790	396
*,1	Boxlight Corp. Class A	187,451	364
*	SigmaTron International Inc.	98,274	308
*	iPower Inc.	386,294	294
*,1	OMNIQ Corp.	175,600	283
*,1	Maplebear Inc.	9,188	273
*	BTCS Inc. (XNCM)	280,193	263
*	Direct Digital Holdings Inc. Class A	90,848	233
*,1	CYNGN Inc.	479,651	230
*,1	Data Storage Corp.	64,393	209
*,1	Rubicon Technologies Inc. Class A	80,305	167
*,1	Greenidge Generation Holdings Inc. Class A	39,026	160
*,1	Remark Holdings Inc.	310,306	155
*,1	Intrusion Inc.	416,377	145
*	Paltalk Inc.	65,588	119
*	Sphere 3D Corp.	83,035	112
*	VerifyMe Inc.	85,157	104
*	Leafly Holdings Inc.	15,530	100
*,1	Research Frontiers Inc.	91,370	99
*	Creative Realities Inc.	56,922	91
*,1	GSE Systems Inc.	425,431	86
*,1	Laser Photonics Corp.	59,452	83
*	Kubient Inc.	270,969	81
*,1	T Stamp Inc. Class A	44,450	73
*	Nortech Systems Inc.	5,000	47
*	Intellinetics Inc.	1,500	7
*,2	BTCS Inc. (XNAS)	280,193	—
			386,607,115

		Shares	Market Value ($000)
Telecommunications (2.1%)
	Cisco Systems Inc.	114,302,490	6,144,902
	Comcast Corp. Class A	128,212,733	5,684,953
	Verizon Communications Inc.	117,863,526	3,819,957
	AT&T Inc.	222,766,200	3,345,948
*	T-Mobile US Inc.	16,489,297	2,309,326
	Motorola Solutions Inc.	5,209,477	1,418,228
*	Charter Communications Inc. Class A	3,028,851	1,332,149
*	Arista Networks Inc.	7,230,207	1,329,852
*	Liberty Broadband Corp. Class C	3,702,376	338,101
	Juniper Networks Inc.	9,985,235	277,490
*	Roku Inc. Class A	3,854,231	272,070
*	Ciena Corp.	4,651,104	219,811
	Iridium Communications Inc.	3,548,544	161,423
*	Frontier Communications Parent Inc.	7,680,931	120,207
*	Extreme Networks Inc.	3,857,723	93,395
*	Lumentum Holdings Inc.	1,953,271	88,249
	Cable One Inc.	138,153	85,053
	Cogent Communications Holdings Inc.	1,365,689	84,536
*	Calix Inc.	1,750,947	80,263
[1]	InterDigital Inc.	839,582	67,368
*	Viasat Inc.	3,534,440	65,246
*	Viavi Solutions Inc.	6,978,444	63,783
	Telephone & Data Systems Inc.	2,922,570	53,512
*	Liberty Broadband Corp. Class A	522,829	47,530
*	DISH Network Corp. Class A	7,859,903	46,059
*,1	Lumen Technologies Inc.	31,042,472	44,080
	Shenandoah Telecommunications Co.	1,552,599	31,999
*	Harmonic Inc.	3,248,076	31,279
*,1	Globalstar Inc.	22,112,622	28,968
*	Digi International Inc.	1,039,708	28,072
*,1	fuboTV Inc.	9,311,740	24,862
*,1	Infinera Corp.	5,831,136	24,374
*	Gogo Inc.	1,931,306	23,041
*	Altice USA Inc. Class A	6,717,067	21,965
*	CommScope Holding Co. Inc.	6,269,922	21,067
*,1	United States Cellular Corp.	461,155	19,816
*	EchoStar Corp. Class A	1,106,964	18,542
	Bel Fuse Inc. Class B	379,156	18,093
	ADTRAN Holdings Inc.	2,181,394	17,953
*,1	Lightwave Logic Inc.	3,319,973	14,840
*	Anterix Inc.	395,037	12,396
*	WideOpenWest Inc.	1,564,532	11,969
*	Xperi Inc.	1,204,322	11,875
*,1	Clearfield Inc.	406,637	11,654
	ATN International Inc.	324,753	10,249
*	NETGEAR Inc.	802,059	10,098
*,1	AST SpaceMobile Inc. Class A	2,482,967	9,435
*	Aviat Networks Inc.	301,106	9,395
*,1	Applied Optoelectronics Inc.	850,898	9,334
*	IDT Corp. Class B	423,009	9,327
*	Ooma Inc.	671,112	8,731
*	8x8 Inc.	3,289,503	8,290
*	Ribbon Communications Inc.	2,867,787	7,686
*	Consolidated Communications Holdings Inc.	2,207,355	7,549
	Comtech Telecommunications Corp.	862,269	7,545
	Spok Holdings Inc.	518,466	7,399
*,1	Kaltura Inc.	2,537,683	4,390

		Shares	Market Value ($000)
*	Lantronix Inc.	822,470	3,660
*	KVH Industries Inc.	623,125	3,178
*	Cambium Networks Corp.	358,629	2,629
	PCTEL Inc.	537,549	2,236
*	Genasys Inc.	1,014,600	2,039
*	Powerfleet Inc.	952,316	1,971
*,1	Akoustis Technologies Inc.	2,271,105	1,710
*,1	SurgePays Inc.	345,312	1,616
*,1	DZS Inc.	641,747	1,348
	Network-1 Technologies Inc.	570,833	1,336
*	Airgain Inc.	355,805	1,306
*,1	Inseego Corp.	3,041,116	1,277
*	Charge Enterprises Inc.	2,547,177	1,266
*,1	Casa Systems Inc.	957,382	811
*	Franklin Wireless Corp.	243,722	775
	Crexendo Inc.	345,906	730
*	CalAmp Corp.	1,222,612	496
*	Optical Cable Corp.	92,325	276
*,1	Vislink Technologies Inc.	55,959	206
	ClearOne Inc.	249,029	189
	Bel Fuse Inc. Class A	3,626	171
*,1	Sonim Technologies Inc.	239,926	163
*,1	Airspan Networks Holdings Inc.	614,890	92
	BK Technologies Corp.	300	4
*,1,2	FTE Networks Inc.	84,180	—
			28,105,169
Utilities (2.7%)
	NextEra Energy Inc.	63,912,318	3,661,537
	Southern Co.	34,011,942	2,201,253
	Duke Energy Corp.	24,016,593	2,119,705
	Waste Management Inc.	12,625,324	1,924,604
	Sempra	19,615,762	1,334,460
*	PG&E Corp.	75,964,254	1,225,303
	American Electric Power Co. Inc.	16,031,772	1,205,910
	Exelon Corp.	30,969,103	1,170,322
	Dominion Energy Inc.	26,067,264	1,164,425
	Constellation Energy Corp.	10,011,822	1,092,090
	Waste Connections Inc.	8,017,784	1,076,788
	Xcel Energy Inc.	17,163,034	982,069
	Consolidated Edison Inc.	10,736,094	918,258
	Republic Services Inc. Class A	6,401,482	912,275
	Public Service Enterprise Group Inc.	15,612,139	888,487
	WEC Energy Group Inc.	9,816,194	790,694
	Edison International	11,952,054	756,446
	American Water Works Co. Inc.	6,062,270	750,691
	Eversource Energy	10,885,596	632,997
	Ameren Corp.	8,192,724	613,062
	Entergy Corp.	6,594,166	609,960
	FirstEnergy Corp.	16,981,002	580,411
	DTE Energy Co.	5,453,855	541,459
	PPL Corp.	22,951,601	540,740
	CenterPoint Energy Inc.	19,662,442	527,937
	Atmos Energy Corp.	4,615,753	488,947
	CMS Energy Corp.	9,087,101	482,616
	Alliant Energy Corp.	7,841,783	379,934
	Vistra Corp.	11,444,557	379,730
	Evergy Inc.	7,171,094	363,575
	AES Corp.	20,870,429	317,231

		Shares	Market Value ($000)
	NiSource Inc.	12,851,477	317,174
	NRG Energy Inc.	7,183,540	276,710
	Pinnacle West Capital Corp.	3,520,168	259,366
	Essential Utilities Inc.	7,491,140	257,171
*	Clean Harbors Inc.	1,524,751	255,182
	OGE Energy Corp.	6,247,140	208,217
	UGI Corp.	6,554,677	150,758
	National Fuel Gas Co.	2,861,559	148,544
	IDACORP Inc.	1,574,099	147,414
*	Casella Waste Systems Inc. Class A	1,753,193	133,769
*	Stericycle Inc.	2,874,309	128,510
	Southwest Gas Holdings Inc.	2,092,856	126,429
	Portland General Electric Co.	3,093,384	125,220
	New Jersey Resources Corp.	3,021,915	122,780
	PNM Resources Inc.	2,676,434	119,396
	ONE Gas Inc.	1,732,763	118,313
	Ormat Technologies Inc.	1,583,457	110,715
	Black Hills Corp.	2,055,454	103,985
	ALLETE Inc.	1,785,007	94,248
	American States Water Co.	1,162,410	91,458
	Northwestern Energy Group Inc.	1,873,525	90,042
	California Water Service Group	1,891,203	89,473
	Spire Inc.	1,556,216	88,051
*	Sunrun Inc.	6,363,885	79,930
	MGE Energy Inc.	1,139,735	78,083
	Avista Corp.	2,351,603	76,121
	Avangrid Inc.	2,456,042	74,099
	SJW Group	862,754	51,860
	Chesapeake Utilities Corp.	527,483	51,561
	Clearway Energy Inc. Class C	2,371,965	50,191
[1]	Hawaiian Electric Industries Inc.	3,414,182	42,029
	Northwest Natural Holding Co.	1,080,471	41,231
	Middlesex Water Co.	553,916	36,697
*,1	Sunnova Energy International Inc.	3,229,839	33,816
*	Heritage-Crystal Clean Inc.	569,023	25,805
	Clearway Energy Inc. Class A	1,281,063	25,519
	Unitil Corp.	501,679	21,427
*	Enviri Corp.	2,563,153	18,506
*,1	Vertex Energy Inc.	2,948,032	13,119
	York Water Co.	332,442	12,463
	Artesian Resources Corp. Class A	278,092	11,677
*	Altus Power Inc. Class A	2,139,508	11,232
[1]	Genie Energy Ltd. Class B	742,474	10,937
	Excelerate Energy Inc. Class A	635,447	10,828
*,1	NuScale Power Corp. Class A	2,004,840	9,824
	Aris Water Solutions Inc. Class A	797,758	7,962
	RGC Resources Inc.	430,465	7,447
*	Pure Cycle Corp.	574,922	5,519
	Global Water Resources Inc.	429,961	4,192
*	Quest Resource Holding Corp.	558,617	4,134
*,1	Cadiz Inc.	1,142,480	3,782
*	Perma-Fix Environmental Services Inc.	336,944	3,521
*,1	Aqua Metals Inc.	2,952,345	3,336
	Via Renewables Inc. Class A	133,126	965
*	Advanced Emissions Solutions Inc.	454,348	809

		Shares	Market Value ($000)
*	Clean Energy Technologies Inc.	5,877	11
			35,025,474
Total Common Stocks (Cost $685,679,838)			1,298,362,490
Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.000%, 6/7/24 (Cost $29)	1,410	28
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	463
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Catalyst Biosciences Inc. CVR	826,502	83
*,2	Aduro Biotech Inc. CVR	415,255	76
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	61
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceuticals Inc. CVR	253,823	—
*,2	Ikonics Corp. CVR	7,226	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Disc Medicine Inc. CVR	275,152	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
Total Rights (Cost $4,529)			3,179
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	1,202,419	493
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	4
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	4
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	157,660	—
*	LGL Group Inc. Exp. 12/16/25	2,391	—
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*	Athenex Inc. Exp. 8/15/27	535,168	—
*,1,2	Imperalis Holding Corp. Exp. 4/13/28	1,503,700	—
Total Warrants (Cost $9)			501

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund (Cost $7,417,398)	5.391%	74,198,115	7,419,069
Total Investments (100.2%) (Cost $693,101,803)				1,305,785,267
Other Assets and Liabilities—Net (-0.2%)				(1,980,835)
Net Assets (100%)				1,303,804,432
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,731,008,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,091,334,000 was received for securities on loan, of which $3,088,085,000 is held in Vanguard Market Liquidity Fund and $3,249,000 is held in cash.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	4,453	400,458	(16,381)
E-mini S&P 500 Index	December 2023	18,840	4,074,621	(173,908)
E-mini S&P Mid-Cap 400 Index	December 2023	240	60,490	(1,944)
				(192,233)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	8,015	(5.331)	—	(438)
Bank of New York Mellon Corp.	8/30/24	BANA	18,152	(5.876)	—	(1,139)
Bank of New York Mellon Corp.	8/30/24	BANA	18,108	(5.876)	—	(1,092)
Bank of New York Mellon Corp.	8/30/24	BANA	17,948	(5.881)	—	(970)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/30/24	BANA	15,722	(5.877)	—	(838)
Bank of New York Mellon Corp.	8/30/24	BANA	14,777	(5.877)	—	(746)
Citigroup Inc.	8/29/25	BANA	28,903	(5.931)	—	(245)
Fidelity National Information Services Inc.	8/30/24	BANA	32,609	(5.874)	—	(1,706)
Fidelity National Information Services Inc.	8/30/24	BANA	32,558	(5.874)	—	(1,650)
Global Payments Inc.	8/30/24	BANA	229,309	(5.931)	—	(21,058)
Goldman Sachs Group Inc.	8/29/25	BANA	278,881	(6.031)	—	(2,491)
Invesco Ltd.	8/30/24	BANA	4,458	(5.881)	—	(356)
Invesco Ltd.	8/30/24	BANA	955	(5.881)	—	(76)
OneMain Holdings Inc.	1/31/24	GSI	2,585	(5.831)	—	(64)
OneMain Holdings Inc.	1/31/24	GSI	1,846	(5.831)	—	(46)
Paycor HCM Inc.	1/31/24	CITNA	4,694	(5.331)	—	(148)
VICI Properties Inc. Class A	8/30/24	BANA	146,490	(5.981)	—	(6,975)
Visa Inc. Class A	8/30/24	BANA	55,278	(5.231)	—	(3,751)
Visa Inc. Class A	8/30/24	BANA	49,136	(5.331)	—	(3,248)
Yum! Brands Inc.	8/30/24	BANA	22,642	(5.331)	—	(765)
					—	(47,802)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,298,358,122	—	4,368	1,298,362,490
Preferred Stocks	28	—	—	28
Rights	—	—	3,179	3,179
Warrants	8	493	—	501
Temporary Cash Investments	7,419,069	—	—	7,419,069
Total	1,305,777,227	493	7,547	1,305,785,267

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	192,233	—	—	192,233
Swap Contracts	—	47,802	—	47,802
Total	192,233	47,802	—	240,035
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2023 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	74	25	(12)	(942)	—	—	2,378
Franklin Financial Services Corp.	NA1	6,573	25	—	79	75	—	6,627
Vanguard Market Liquidity Fund	10,588,790	NA2	NA2	1,011	(984)	197,296	—	7,419,069
Total	10,588,790	6,647	50	999	(1,847)	197,371	—	7,428,074
1	Not applicable—at December 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.